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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING 130/30 Fundamental Research Fund
ING Balanced Fund
ING Growth and Income Fund
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
ING Small Company Fund
ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 111.5%
		Aerospace/Defense: 1.3%
1,200		Lockheed Martin Corp.	$123,840
			123,840
		Agriculture: 2.7%
3,700	@	Altria Group, Inc.	270,618
			270,618
		Apparel: 0.5%
900	@	Nike, Inc.	54,180
			54,180
		Banks: 8.5%
3,100		Associated Banc-Corp.	77,252
5,300		Bank of America Corp.	210,622
2,600		PNC Financial Services Group, Inc.	159,718
3,000		State Street Corp.	235,650
4,900		US Bancorp.	156,898
			840,140
		Beverages: 2.4%
2,100		Coca-Cola Co.	122,766
1,600	@	PepsiCo, Inc.	111,296
			234,062
		Chemicals: 2.2%
1,400		Air Products & Chemicals, Inc.	127,862
1,300		Eastman Chemical Co.	85,553
			213,415
		Computers: 4.0%
4,200	@	Cognizant Technology Solutions Corp.	126,882
6,000	@	EMC Corp.	93,240
27,000	@@	InnoLux Display Corp.	74,503
4,600		Seagate Technology, Inc.	99,222
			393,847
		Cosmetics/Personal Care: 2.5%
1,400		Avon Products, Inc.	53,284
2,916		Procter & Gamble Co.	192,981
			246,265
		Diversified Financial Services: 9.3%
600		Bear Stearns Cos., Inc.	47,916
6,100		Citigroup, Inc.	144,631
4,600	@	Invesco Ltd.	117,806
1,400	@	Investment Technology Group, Inc.	65,212
5,000		JPMorgan Chase & Co.	203,250
2,700	@@	Lazard Ltd.	103,113
2,800		Lehman Brothers Holdings, Inc.	142,772
1,543	@	Nyse Euronext	101,329
			926,029
		Electric: 5.6%
1,500	@	Mirant Corp.	55,500
6,800	@	NRG Energy, Inc.	280,635
3,300		NSTAR	101,970
3,000	@	PG&E Corp.	112,980
			551,085
		Engineering & Construction: 0.9%
1,400	@, @@	Foster Wheeler Ltd.	91,630
			91,630
		Environmental Control: 0.8%
1,500	@	Stericycle, Inc.	80,835
			80,835
		Food: 1.4%
4,368	@	Kraft Foods, Inc.	136,151
			136,151
		Healthcare - Products: 5.1%
3,100	@@	Covidien Ltd.	132,649
3,300		Johnson & Johnson	204,468
4,000	@	St. Jude Medical, Inc.	171,920
			509,037
		Healthcare - Services: 1.3%
2,900	@	Health Net, Inc.	127,426
			127,426
		Holding Companies - Diversified: 1.1%
3,300	@, @@	GEA Group AG	106,766
			106,766
		Household Products/Wares: 0.5%
800	@	Kimberly-Clark Corp.	52,144
			52,144

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Housewares: 0.9%
1,900	@	Toro Co.	$91,542
			91,542
		Insurance: 2.1%
1,800		Assurant, Inc.	112,590
2,600		Protective Life Corp.	100,334
			212,924
		Internet: 2.8%
3,900	@	eBay, Inc.	102,804
372	@	Google, Inc. - Class A	175,279
			278,083
		Iron/Steel: 0.5%
500		United States Steel Corp.	54,225
			54,225
		Machinery - Diversified: 1.3%
2,200	@	Roper Industries, Inc.	124,080
			124,080
		Metal Fabricate/Hardware: 1.6%
900	@	Precision Castparts Corp.	99,351
800	@	Valmont Industries, Inc.	63,920
			163,271
		Mining: 2.7%
1,500		Alcoa, Inc.	55,710
1,737	@, @@	Anglo American PLC ADR	55,098
1,600		Freeport-McMoRan Copper & Gold, Inc.	161,376
			272,184
		Miscellaneous Manufacturing: 4.7%
1,600		Cooper Industries Ltd.	67,088
7,300		General Electric Co.	241,922
2,700		Honeywell International, Inc.	155,358
			464,368
		Oil & Gas: 11.8%
1,400		Apache Corp.	160,594
6,400		ExxonMobil Corp.	556,864
1,300	@, @@	Royal Dutch Shell PLC ADR - Class A	92,885
3,500	@	Sunoco, Inc.	213,780
2,200		Tesoro Petroleum Corp.	81,708
1,000	@	XTO Energy, Inc.	61,710
			1,167,541
		Oil & Gas Services: 2.5%
4,500		BJ Services Co.	116,730
3,400		Halliburton Co.	130,220
			246,950
		Pharmaceuticals: 7.1%
4,400		Abbott Laboratories	235,620
2,700	@	Hospira, Inc.	114,912
3,300	@	Merck & Co., Inc.	146,190
4,400		Pfizer, Inc.	98,032
2,300	@@	Teva Pharmaceutical Industries Ltd. ADR	112,861
			707,615
		Retail: 5.6%
2,900		CVS Caremark Corp.	117,102
4,200	@	Hanesbrands, Inc.	125,639
4,300	@	Home Depot, Inc.	114,165
1,600	@	Kohl’s Corp.	71,104
1,100		McDonald’s Corp.	59,521
2,000		TJX Cos., Inc.	64,000
			551,531
		Semiconductors: 3.6%
11,900		Intel Corp.	237,405
12,001	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	116,890
			354,295
		Software: 6.8%
2,700		Adobe Systems, Inc.	90,855
2,200	@	Ansys, Inc.	82,214
9,400	@	Microsoft Corp.	255,868
13,000	@	Oracle Corp.	244,400
			673,337
		Telecommunications: 6.4%
7,400	@	Cisco Systems, Inc.	180,338
6,300		Qualcomm, Inc.	266,931
10,000	@	Sprint Nextel Corp.	71,100
3,200	@	Verizon Communications, Inc.	116,224
			634,593
		Toys/Games/Hobbies: 1.0%
200	@@	Nintendo Co., Ltd.	99,579
			99,579
		Total Common Stock
		(Cost $11,197,920)	11,053,588

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of February 29, 2008 (Unaudited) (continued)

Shares				Value
EXCHANGE-TRADED FUNDS: 0.1%
		Exchange-Traded Funds: 0.1%
60		SPDR Trust Series 1		$8,029
		Total Exchange-Traded Funds
		(Cost $8,046)		8,029
		Total Long-Term Investments
		(Cost $11,205,966)		11,061,617
SHORT-TERM INVESTMENTS: 0.4%
		Mutual Fund: 0.4%
44,000	**	ING Institutional Prime Money Market Fund		44,000
		Total Short-Term Investments
		(Cost $44,000)		44,000
		Total Investments in Securities
		(Cost $11,249,966) *	112.0%	$11,105,617
		Other Assets and Liabilities - Net	(12.0)	(1,191,971)
		Net Assets	100.0%	$9,913,646
	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $11,327,641.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$456,148
		Gross Unrealized Depreciation		(678,172)
		Net Unrealized Depreciation		$(222,024)

PORTFOLIO OF INVESTMENTS
ING 130/30 Fundamental Research Fund	as of February 29, 2008 (Unaudited) (continued)

The following short positions were held by the ING 130/30 Fundamental Research Fund at February 29, 2008.

Shares	Descriptions	Market Value
(1,500)	BHP Billiton Ltd. ADR	$(109,770)
(1,100)	Coach, Inc.	(33,352)
(3,200)	Equitable Resources, Inc.	(197,184)
(1,300)	WW Grainger, Inc.	(95,758)
(4,200)	Hanesbrands, Inc.	(122,220)
(3,700)	Linear Technology Corp.	(102,527)
(1,500)	Northern Trust Corp.	(101,445)
(200)	Rio Tinto PLC	(90,890)
(2,800)	SAP AG ADR	(132,748)
(2,100)	Industrial Select Sector SPDR Fund	(76,125)
(2,200)	United Technologies Corp.	(155,122)
(1,900)	Whitney Holding Corp.	(45,619)

	Total Short Positions	$(1,262,760)
	(Proceeds $1,209,772)

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 58.9%
		Advertising: 0.6%
480	@, L	inVentiv Health, Inc.	$15,264
30,200	@	Omnicom Group	1,349,034
			1,364,298
		Aerospace/Defense: 2.7%
800	@	BE Aerospace, Inc.	27,440
11,900		Boeing Co.	985,201
1,060	L	Curtiss-Wright Corp.	44,584
650	@	DRS Technologies, Inc.	36,459
580	@, L	Esterline Technologies Corp.	30,392
2,300	@	General Dynamics Corp.	188,255
3,700		Goodrich Corp.	219,151
10,400		L-3 Communications Holdings, Inc.	1,105,416
9,000		Lockheed Martin Corp.	928,800
180	@, L	Moog, Inc.	7,387
16,000		Northrop Grumman Corp.	1,257,760
660	@	Teledyne Technologies, Inc.	29,304
21,400	S	United Technologies Corp.	1,508,914
			6,369,063
		Agriculture: 0.8%
7,000	@	Altria Group, Inc.	511,980
220	L	Andersons, Inc.	10,177
1,209		North Atlantic Trading Co.	1
10,600	@	Reynolds American, Inc.	675,432
650	@, L	Universal Corp.	36,992
10,200	@	UST, Inc.	553,758
			1,788,340
		Airlines: 0.3%
300	@, L	Alaska Air Group, Inc.	7,320
1,050	@, L	JetBlue Airways Corp.	5,723
1,777	@	Skywest, Inc.	39,307
49,100		Southwest Airlines Co.	601,966
			654,316
		Apparel: 0.7%
1,240	@, L	CROCS, Inc.	30,157
220	@, L	Deckers Outdoor Corp.	24,341
1,800	@, L	Iconix Brand Group, Inc.	37,404
200	@, L	Maidenform Brands, Inc.	2,474
22,500	@	Nike, Inc.	1,354,500
380	L	Oxford Industries, Inc.	8,033
380	@, L	Skechers USA, Inc.	8,090
280	@, L	Volcom, Inc.	5,536
1,350	@, L	Warnaco Group, Inc.	50,706
1,150	@, L	Wolverine World Wide, Inc.	30,475
			1,551,716
		Auto Manufacturers: 0.0%
1,900	L	Oshkosh Truck Corp.	76,133
2,180	@	Wabash National Corp.	17,222
			93,355
		Auto Parts & Equipment: 0.1%
950	L	BorgWarner, Inc.	40,955
5,700	@	Johnson Controls, Inc.	187,302
1,650	@, L	Lear Corp.	45,507
			273,764
		Banks: 1.9%
2,100	L	Associated Banc-Corp.	52,332
3,700	L	Bank Mutual Corp.	39,775
10,500		Bank of America Corp.	417,270
13,600		Bank of New York Mellon Corp.	596,632
1,900	L	Boston Private Financial Holdings, Inc.	26,163
660	L	Cascade Bancorp.	6,706
2,700	L	Cathay General Bancorp.	59,184
1,580	L	Central Pacific Financial Corp.	29,214
4,900	L	Colonial BancGroup, Inc.	59,192
2,100	L	Commerce Bancorp., Inc.	79,338
480		Community Bank System, Inc.	10,608
1,171	L	East-West Bancorp., Inc.	22,027
1,450	L	First Community Bancorp., Inc.	41,325
994	L	Frontier Financial Corp.	14,890
1,200	L	Glacier Bancorp., Inc.	20,628
1,720	L	Hanmi Financial Corp.	13,124
24,800		Marshall & Ilsley Corp.	575,360
1,000	L	Nara Bancorp., Inc.	10,960
1,100	L	National Penn Bancshares, Inc.	17,611
940	L	Old National Bancorp.	14,589
1,140	@, L	Prosperity Bancshares, Inc.	30,096
65,050	@, L	Regions Financial Corp.	1,379,060
449	@, @@, L	Royal Bank of Canada	22,487

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Banks (continued)
580	@, L	Signature Bank	$15,370
480	@, L	Sterling Bancorp.	6,758
400	@	Sterling Financial Corp.	5,956
200	L	Susquehanna Bancshares, Inc.	3,978
100	@, L	SVB Financial Group	4,530
3,650	@, L	Synovus Financial Corp.	42,085
2,480	@, L	UCBH Holdings, Inc.	27,999
280	@, L	United Community Banks, Inc.	3,987
21,875		Wachovia Corp.	669,813
2,650		Webster Financial Corp.	74,121
180	@	Whitney Holding Corp.	4,322
750	L	Wilmington Trust Corp.	23,100
680	L	Wintrust Financial Corp.	22,950
			4,443,540
		Beverages: 1.0%
7,200		Anheuser-Busch Cos., Inc.	339,048
18,000	@, L	Constellation Brands, Inc.	345,780
650	@, L	Hansen Natural Corp.	26,975
13,300	@	Pepsi Bottling Group, Inc.	452,333
3,450	@	PepsiAmericas, Inc.	87,285
14,000	@	PepsiCo, Inc.	973,840
			2,225,261
		Biotechnology: 0.5%
850	@, L	Affymetrix, Inc.	16,303
15,400	@	Amgen, Inc.	701,008
2,200	@	Biogen Idec, Inc.	128,392
2,900	@, L	Celgene Corp.	163,473
610	@, L	CryoLife, Inc.	5,740
760	@, L	Enzo Biochem, Inc.	7,159
850	@, L	Invitrogen Corp.	71,817
200	@, L	Lifecell Corp.	8,070
660	@, L	Martek Biosciences Corp.	18,916
5,500	@, L	Millennium Pharmaceuticals, Inc.	76,945
550	@, L	PDL BioPharma, Inc.	8,789
1,060	@, L	Regeneron Pharmaceuticals, Inc.	20,956
380	@, L	Savient Pharmaceuticals, Inc.	8,618
750	@, L	Vertex Pharmaceuticals, Inc.	13,125
			1,249,311
		Building Materials: 0.4%
860	L	Apogee Enterprises, Inc.	13,235
680	@, L	Drew Industries, Inc.	18,333
1,860	L	Gibraltar Industries, Inc.	20,330
840	@, L	Lennox International, Inc.	31,618
34,800		Masco Corp.	650,412
1,140	@, L	NCI Building Systems, Inc.	34,588
300	@, L	Simpson Manufacturing Co., Inc.	7,188
200	L	Texas Industries, Inc.	11,520
1,800		Trane, Inc.	81,090
100	L	Universal Forest Products, Inc.	2,778
			871,092
		Chemicals: 1.8%
1,000		Air Products & Chemicals, Inc.	91,330
750		Airgas, Inc.	36,443
200		Albemarle Corp.	7,588
1,900	L	Cabot Corp.	52,060
500		CF Industries Holdings, Inc.	61,040
400		Cytec Industries, Inc.	22,912
14,800		Ecolab, Inc.	692,492
31,800		EI Du Pont de Nemours & Co.	1,476,156
1,250	L	Ferro Corp.	20,125
1,680	@, L	Georgia Gulf Corp.	10,181
860	L	HB Fuller Co.	19,565
1,550		Lubrizol Corp.	90,365
1,100		Minerals Technologies, Inc.	66,308
3,200	@	Monsanto Co.	370,176
200	@	NewMarket Corp.	13,390
3,250	L	Olin Corp.	62,465
280	@, L	OM Group, Inc.	16,948
860	@, L	PolyOne Corp.	5,590
4,700		PPG Industries, Inc.	291,306
455	@	Quaker Chemical Corp.	10,693
360	L	Schulman A, Inc.	7,358
12,600		Sigma-Aldrich Corp.	693,252
950	@, L	Terra Industries, Inc.	42,950
860		Tronox, Inc.	3,793
350	@, L	Valspar Corp.	7,592
280	L	Zep, Inc.	4,396
			4,176,474
		Coal: 0.1%
1,050		Arch Coal, Inc.	53,645
1,420	@	Massey Energy Co.	54,329
380	@, L	Patriot Coal Corp.	20,406
			128,380

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Commercial Services: 1.1%
480	L	Administaff, Inc.	$11,837
1,250	@, L	Alliance Data Systems Corp.	63,288
480	@, L	AMN Healthcare Services, Inc.	7,771
5,500	@	Apollo Group, Inc. - Class A	337,590
680	@	Arbitron, Inc.	28,506
600	@, L	Avis Budget Group, Inc.	6,858
180	@, L	Bankrate, Inc.	7,607
580	L	Bowne & Co., Inc.	7,697
380	@, L	Bright Horizons Family Solutions, Inc.	17,092
1,250	@, L	Career Education Corp.	18,563
280		CDI Corp.	6,370
560	L	Chemed Corp.	26,718
850	@, W, L	ChoicePoint, Inc.	41,140
100	@, L	Consolidated Graphics, Inc.	5,319
500	@	Corporate Executive Board Co.	20,305
300	L	Deluxe Corp.	6,249
650	L	DeVry, Inc.	28,561
1,550	@, L	Gartner, Inc.	29,311
420	L	Heidrick & Struggles International, Inc.	14,377
170	@, L	HMS Holdings Corp.	4,651
500	@, L	ITT Educational Services, Inc.	27,610
100	@, L	Kendle International, Inc.	4,481
400	@, L	Korn/Ferry International	6,744
860	@, L	Live Nation, Inc.	10,208
1,350		Manpower, Inc.	76,545
760	L	MAXIMUS, Inc.	27,603
4,000	L	Moody’s Corp.	151,920
1,650	@, L	MPS Group, Inc.	18,810
500	@, L	Navigant Consulting, Inc.	8,155
1,500	@, L	On Assignment, Inc.	9,285
280	@, L	Parexel International Corp.	15,386
850	@	Pharmaceutical Product Development, Inc.	38,310
200	@, L	Pharmanet Development Group	5,766
280	@, L	Pre-Paid Legal Services, Inc.	13,342
1,250	@, L	Rent-A-Center, Inc.	21,438
6,300	L	Robert Half International, Inc.	169,785
2,350	L	Rollins, Inc.	41,478
20,500		RR Donnelley & Sons Co.	652,515
2,300	@	Service Corp. International	24,840
1,050	@	Sotheby’s	35,406
1,505	@, L	Spherion Corp.	9,752
200		Strayer Education, Inc.	31,140
1,180	@, L	TrueBlue, Inc.	14,738
650	@, L	United Rentals, Inc.	13,065
2,550	@, L	Valassis Communications, Inc.	28,611
485	@, L	Volt Information Sciences, Inc.	7,794
750	@	Watson Wyatt Worldwide, Inc.	39,788
22,700		Western Union Co.	472,160
			2,666,485
		Computers: 2.4%
1,400	@	Affiliated Computer Services, Inc.	71,050
200	@, L	Ansoft Corp.	4,864
10,200	@	Apple, Inc.	1,275,204
665	@, L	CACI International, Inc.	29,034
3,450	@, L	Cadence Design Systems, Inc.	36,639
1,520	@	Ciber, Inc.	6,992
21,700	@	Dell, Inc.	430,745
200	L	Diebold, Inc.	4,824
1,450	@, L	DST Systems, Inc.	101,877
42,900	@	EMC Corp.	666,666
22,050	@	Hewlett-Packard Co.	1,053,329
10,800		International Business Machines Corp.	1,229,688
700	L	Jack Henry & Associates, Inc.	16,471
9,000	@	Lexmark International, Inc.	297,270
880	@, L	Mercury Computer Systems, Inc.	5,641
1,682	@, L	Micros Systems, Inc.	53,891
440	@	MTS Systems Corp.	13,724
2,800	@, L	NCR Corp.	62,048
660	@, L	Radiant Systems, Inc.	9,425
2,500	@, L	Sandisk Corp.	58,875
600	@	SRA International, Inc.	14,400
280	@, L	Stratasys, Inc.	5,253
770	@	SYKES Enterprises, Inc.	12,928
680	@, L	Synaptics, Inc.	18,217
2,500	@	Synopsys, Inc.	58,025
2,800	@, L	Western Digital Corp.	86,436
			5,623,516
		Cosmetics/Personal Care: 0.9%
1,250	L	Alberto-Culver Co.	33,500
480	@, L	Chattem, Inc.	37,392
2,600		Colgate-Palmolive Co.	197,834
26,377	S	Procter & Gamble Co.	1,745,630
			2,014,356

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Distribution/Wholesale: 0.1%
1,520	@, L	Brightpoint, Inc.	$15,717
960	L	Building Materials Holding Corp.	5,549
950	L	Fastenal Co.	38,627
1,240	@, L	Fossil, Inc.	39,903
1,050	@	Ingram Micro, Inc.	16,034
2,280	@, L	LKQ Corp.	48,427
100	@	Owens & Minor, Inc.	4,297
200	@, L	Scansource, Inc.	6,794
1,650	@	Tech Data Corp.	55,028
760	@, L	United Stationers, Inc.	37,514
200	L	Watsco, Inc.	7,600
			275,490
		Diversified Financial Services: 2.2%
5,100	L	Bear Stearns Cos., Inc.	407,286
4,100	L	Charles Schwab Corp.	80,401
10,200		Citigroup, Inc.	241,842
400	@	CME Group, Inc.	205,320
6,100	L	Countrywide Financial Corp.	38,491
2,850	L	Eaton Vance Corp.	90,773
11,600		Fannie Mae	320,740
300	L	Financial Federal Corp.	6,465
10,000	@, S	Goldman Sachs Group, Inc.	1,696,300
800	@	IntercontinentalExchange, Inc.	104,240
800	@, L	Investment Technology Group, Inc.	37,264
850		Jefferies Group, Inc.	15,088
20,400		JPMorgan Chase & Co.	829,260
760	@, L	LaBranche & Co., Inc.	3,526
7,600	L	Lehman Brothers Holdings, Inc.	387,524
2,900		Merrill Lynch & Co., Inc.	143,724
4,700		Morgan Stanley	197,964
1,400	@	Nyse Euronext	91,938
680	@	OptionsXpress Holdings, Inc.	15,749
180	@, L	Piper Jaffray Cos.	6,971
600	@, L	Portfolio Recovery Associates, Inc.	21,912
3,650	@, L	Raymond James Financial, Inc.	82,016
940	@	SWS Group, Inc.	10,707
280	@, L	World Acceptance Corp.	8,506
			5,044,007
		Electric: 2.2%
1,667		Alliant Energy Corp.	57,912
4,800	@	Aquila, Inc.	15,648
100	L	Central Vermont Public Service Corp.	2,395
400	L	Cleco Corp.	9,164
5,700		Constellation Energy Group, Inc.	503,595
23,400		Dominion Resources, Inc.	934,596
66,500		Duke Energy Corp.	1,166,410
1,750		Energy East Corp.	46,638
7,900		FirstEnergy Corp.	533,961
19,300	S	FPL Group, Inc.	1,163,597
3,100	@	MDU Resources Group, Inc.	81,406
4,000		Northeast Utilities	101,480
300	L	NSTAR	9,270
750	@	OGE Energy Corp.	24,353
9,200	@	PPL Corp.	417,496
1,250	@	Puget Energy, Inc.	33,375
950	@	SCANA Corp.	35,977
900		Sierra Pacific Resources	11,619
200	@	Unisource Energy Corp.	4,730
100		Wisconsin Energy Corp.	4,362
			5,157,984
		Electrical Components & Equipment: 0.1%
750	W	Ametek, Inc.	31,943
660		Belden CDT, Inc.	25,938
300	@, L	Energizer Holdings, Inc.	27,849
760	@, L	Greatbatch, Inc.	16,241
1,550	@	Hubbell, Inc.	70,324
450	@	Littelfuse, Inc.	14,027
			186,322
		Electronics: 1.1%
13,100	@	Agilent Technologies, Inc.	400,991
650		Amphenol Corp.	24,031
280		Analogic Corp.	16,383
15,600		Applera Corp. - Applied Biosystems Group	525,876
2,350	@	Arrow Electronics, Inc.	76,634
2,200	@	Avnet, Inc.	74,162
2,560	@, L	Benchmark Electronics, Inc.	43,008
860	L	Brady Corp.	26,299
860	@, L	Checkpoint Systems, Inc.	20,812
1,007	L	CTS Corp.	9,768
710		Cubic Corp.	18,155
480	@, L	Cymer, Inc.	13,598
280	@, L	Dionex Corp.	20,670
660	@, L	Electro Scientific Industries, Inc.	10,685
490	@, L	Faro Technologies, Inc.	16,048

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
1,600	@, L	Flir Systems, Inc.	$45,536
1,900	@	Gentex Corp.	30,628
280	@, L	Itron, Inc.	26,692
16,000		Jabil Circuit, Inc.	206,720
580	@, L	LoJack Corp.	7,238
1,140	L	Methode Electronics, Inc.	12,141
2,050	L	National Instruments Corp.	53,013
480	@	Park Electrochemical Corp.	11,304
660	@	Planar Systems, Inc.	3,076
660	@, L	Plexus Corp.	16,348
960	@, L	Technitrol, Inc.	21,130
9,900	@, L	Thermo Electron Corp.	553,707
1,550	@, L	Thomas & Betts Corp.	62,233
1,370	@, L	Trimble Navigation Ltd.	37,456
1,316	@, L	TTM Technologies, Inc.	14,502
1,900	@, @@	Tyco Electronics Ltd.	62,510
350	@, L	Varian, Inc.	18,953
160	L	Woodward Governor Co.	4,571
			2,484,878
		Energy - Alternate Sources: 0.0%
2,000	@, L	Headwaters, Inc.	24,520
			24,520
		Engineering & Construction: 0.2%
600	@	Dycom Industries, Inc.	6,864
2,280	@, L	EMCOR Group, Inc.	54,925
1,750	@, L	Granite Construction, Inc.	52,833
2,400	@	KBR, Inc.	79,992
1,340	@, L	Shaw Group, Inc.	86,269
1,510	@	URS Corp.	60,823
			341,706
		Entertainment: 0.0%
500		International Speedway Corp.	19,920
2,000	@, L	Macrovision Corp.	30,580
300	@, L	Scientific Games Corp.	6,201
760	@, L	Shuffle Master, Inc.	6,262
			62,963
		Environmental Control: 0.0%
910	@, L	Waste Connections, Inc.	27,628
			27,628
		Food: 1.2%
850		Corn Products International, Inc.	31,204
1,290	L	Flowers Foods, Inc.	29,231
19,325	@	General Mills, Inc.	1,082,007
480	@, L	Great Atlantic & Pacific Tea Co.	12,998
960	@, L	Hain Celestial Group, Inc.	25,920
5,500	@	HJ Heinz Co.	246,562
375		Hormel Foods Corp.	15,323
24,700	@	Kellogg Co.	1,252,784
200	@, L	Nash Finch Co.	7,014
480	@	Performance Food Group Co.	15,600
480	@, L	Ralcorp Holdings, Inc.	26,616
2,100	@	Ruddick Corp.	67,725
1,150	@, L	Smithfield Foods, Inc.	31,683
660	@, L	TreeHouse Foods, Inc.	14,632
200	@, L	United Natural Foods, Inc.	3,384
			2,862,683
		Forest Products & Paper: 0.1%
2,000	@, L	Buckeye Technologies, Inc.	21,620
5,200		International Paper Co.	164,840
480	L	Neenah Paper, Inc.	12,504
300	@	Potlatch Corp.	12,381
1,480	L	Rock-Tenn Co.	39,708
200	L	Schweitzer-Mauduit International, Inc.	4,594
1,250		Temple-Inland, Inc.	17,163
860	L	Wausau Paper Corp.	6,742
			279,552
		Gas: 0.2%
480		Atmos Energy Corp.	12,480
1,690		Energen Corp.	101,400
1,080	@	Laclede Group, Inc.	36,882
830	@	New Jersey Resources Corp.	38,188
840	L	Northwest Natural Gas Co.	35,314
960	@, L	Piedmont Natural Gas Co.	23,616
380	@	South Jersey Industries, Inc.	12,985
2,630	L	Southern Union Co.	67,644
1,530	@	UGI Corp.	39,183
750	L	Vectren Corp.	19,328
2,900	@, L	WGL Holdings, Inc.	90,451
			477,471
		Hand/Machine Tools: 0.3%
760		Baldor Electric Co.	21,789
5,900		Black & Decker Corp.	405,743
650	L	Kennametal, Inc.	19,741
500	@	Lincoln Electric Holdings, Inc.	33,570

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Hand/Machine Tools (continued)
1,040	@	Regal-Beloit Corp.	$38,397
3,150		Snap-On, Inc.	157,248
			676,488
		Healthcare - Products: 1.4%
300	@, L	Abaxism, Inc.	8,742
660	@, L	American Medical Systems Holdings, Inc.	9,629
380	@, L	Arthrocare Corp.	15,257
5,300		Baxter International, Inc.	312,806
10,400	@	Boston Scientific Corp.	130,936
480	L	Cooper Cos., Inc.	16,411
2,700	@@	Covidien Ltd.	115,533
900		CR Bard, Inc.	85,311
560	@, L	Cyberonics	7,224
2,704		Densply International, Inc.	105,564
1,050	@, L	Edwards Lifesciences Corp.	45,791
500	@, L	Gen-Probe, Inc.	23,905
80	@, L	Haemonetics Corp.	4,648
1,250	@, L	Henry Schein, Inc.	74,775
500	@	Hillenbrand Industries, Inc.	26,235
1,178	@, L	Hologic, Inc.	71,045
780	@, L	ICU Medical, Inc.	20,935
716	@, L	Idexx Laboratories, Inc.	39,717
860	@, L	Immucor, Inc.	25,628
400	@	Intuitive Surgical, Inc.	112,768
280	@, L	Invacare Corp.	6,989
21,600		Johnson & Johnson	1,338,336
200	@, L	Kensey Nash Corp.	5,430
680	@, L	Kinetic Concepts, Inc.	34,945
660	@, L	LCA-Vision, Inc.	9,095
4,200	@	Medtronic, Inc.	207,312
440	L	Mentor Corp.	13,050
380	L	Meridian Bioscience, Inc.	13,023
380	@	Merit Medical Systems, Inc.	6,023
860	@	Osteotech, Inc.	3,758
560	@, L	Palomar Medical Technologies, Inc.	7,454
180	@, L	PSS World Medical, Inc.	3,150
400	@, L	Resmed, Inc.	16,196
912	@	Respironics, Inc.	59,900
3,100	@	St. Jude Medical, Inc.	133,238
750	L	Steris Corp.	18,465
100	@, L	SurModics, Inc.	4,417
280	@, L	Symmetry Medical, Inc.	4,984
400	@, L	Techne Corp.	27,356
100	L	Vital Signs, Inc.	5,085
460	@, L	West Pharmaceutical Services, Inc.	18,998
			3,190,064
		Healthcare - Services: 1.1%
8,900		Aetna, Inc.	441,440
380	@, L	Amedisys, Inc.	16,256
1,020	@, L	AMERIGROUP Corp.	36,720
760	@, L	Amsurg Corp.	18,308
500	@, L	Apria Healthcare Group, Inc.	10,855
760	@, L	Centene Corp.	13,619
750	@, W, L	Covance, Inc.	63,308
9,400	@	Coventry Health Care, Inc.	487,578
180	@, L	Gentiva Health Services, Inc.	3,881
1,900	@	Health Net, Inc.	83,486
530	@, L	Healthways, Inc.	18,206
3,175	@	Humana, Inc.	216,948
1,150	@, L	Lincare Holdings, Inc.	37,375
280	@, L	Matria Healthcare, Inc.	7,034
480	@, L	Molina Healthcare, Inc.	15,192
600	@	Odyssey HealthCare, Inc.	5,244
650	@, L	Pediatrix Medical Group, Inc.	42,907
180	@, L	RehabCare Group, Inc.	3,600
480	@, L	Sunrise Senior Living, Inc.	13,142
14,700	@	UnitedHealth Group, Inc.	683,256
500	@, L	WellCare Health Plans, Inc.	23,870
5,850	@	WellPoint, Inc.	409,968
			2,652,193
		Home Builders: 0.2%
890	@, L	Champion Enterprises, Inc.	7,903
4,500	L	D.R. Horton, Inc.	63,135
1,150	@, L	Hovnanian Enterprises, Inc.	10,477
5,900	L	KB Home	141,187
760	@	M/I Homes, Inc.	12,532
1,350	L	MDC Holdings, Inc.	56,538
100	@, L	NVR, Inc.	54,068
5,500	@	Pulte Homes, Inc.	74,470
200	@, L	Ryland Group, Inc.	5,658
1,940	@, L	Thor Industries, Inc.	59,131
2,050	@, L	Toll Brothers, Inc.	43,481
410	@, L	Winnebago Industries	8,229
			536,809

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Home Furnishings: 0.0%
1,010	L	Ethan Allen Interiors, Inc.	$27,512
2,750	L	Furniture Brands International, Inc.	35,750
200	@, L	Universal Electronics, Inc.	4,540
			67,802
		Household Products/Wares: 0.9%
2,900		American Greetings Corp.	54,578
650	L	Blyth, Inc.	12,890
8,600	L	Clorox Co.	500,434
23,200	@	Kimberly-Clark Corp.	1,512,176
850	@	Tupperware Corp.	31,008
100	L	WD-40 Co.	3,108
			2,114,194
		Housewares: 0.1%
8,200		Newell Rubbermaid, Inc.	186,140
660	@, L	Toro Co.	31,799
			217,939
		Insurance: 4.2%
10,400	@, @@	ACE Ltd.	584,896
17,450		Allstate Corp.	832,889
9,700	L	AMBAC Financial Group, Inc.	108,058
2,992		American Financial Group, Inc.	77,403
26,650		American International Group, Inc.	1,248,819
2,700	L	Brown & Brown, Inc.	48,141
35,700	S	Chubb Corp.	1,817,130
500	L	Commerce Group, Inc.	18,120
960		Delphi Financial Group	28,954
1,650	@@	Everest Re Group Ltd.	159,852
1,400	@	Fidelity National Title Group, Inc.	24,654
300		First American Corp.	10,449
5,900		Genworth Financial, Inc.	136,762
1,350		Hanover Insurance Group, Inc.	58,982
6,844		Hartford Financial Services Group, Inc.	478,396
3,250	@	HCC Insurance Holdings, Inc.	78,195
100	@	Hilb Rogal & Hobbs Co.	3,062
100	@	Infinity Property & Casualty Corp.	4,017
100	L	Landamerica Financial Group, Inc.	3,682
9,500	@	Lincoln National Corp.	485,545
500	@	Mercury General Corp.	22,800
17,200		Metlife, Inc.	1,002,072
180	@, L	Navigators Group, Inc.	9,851
1,805	@	Philadelphia Consolidated Holding Co.	61,226
2,200	@, L	PMI Group, Inc.	15,994
890	@	Presidential Life Corp.	14,916
1,020	@, L	ProAssurance Corp.	54,233
650		Protective Life Corp.	25,084
12,114	L	Prudential Financial, Inc.	883,959
860	@, L	RLI Corp.	44,918
3,800	@	Safeco Corp.	175,788
550	L	Safety Insurance Group, Inc.	20,400
1,420	L	Selective Insurance Group	33,739
850		Stancorp Financial Group, Inc.	41,727
19,400	@	Travelers Cos., Inc.	900,354
960		United Fire & Casualty Co.	32,976
1,150	L	Unitrin, Inc.	40,940
3,115		WR Berkley Corp.	89,681
740	@, L	Zenith National Insurance Corp.	25,219
			9,703,883
		Internet: 0.9%
4,500	@, L	Amazon.com, Inc.	290,115
750	@, L	Avocent Corp.	12,548
960	@, L	Blue Coat Systems, Inc.	22,541
580	@, L	Blue Nile, Inc.	25,613
1,384	@, L	Cybersource Corp.	20,220
500	@, L	DealerTrack Holdings, Inc.	10,235
500	@, L	Digital River, Inc.	16,315
5,800	@	eBay, Inc.	152,888
8,300	@, L	Expedia, Inc.	190,319
1,700	@	Google, Inc. - Class A	801,006
400	@, L	Infospace, Inc.	4,076
1,260	@, L	j2 Global Communications, Inc.	27,115
280	@, L	Knot, Inc.	3,234
2,210	@	McAfee, Inc.	73,527
750	@, L	NetFlix, Inc.	23,685
960	@, L	Perficient, Inc.	8,112
1,860	@, L	Secure Computing Corp.	15,103
780	@	Stamps.com, Inc.	6,903
20,300	@	Symantec Corp.	341,852
970	L	United Online, Inc.	9,681
300	@, L	Valueclick, Inc.	5,793
660	@, L	Websense, Inc.	12,850
			2,073,731
		Investment Companies: 0.0%
2,700	L	American Capital Strategies Ltd.	97,983
			97,983

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Iron/Steel: 0.3%
600	L	Carpenter Technology Corp.	$37,698
380	L	Cleveland-Cliffs, Inc.	45,395
4,300	@	Nucor Corp.	277,651
1,150	@	Reliance Steel & Aluminum Co.	63,779
500	@, L	Steel Dynamics, Inc.	29,130
2,500		United States Steel Corp.	271,125
			724,778
		Leisure Time: 0.1%
3,550		Callaway Golf Co.	54,102
5,700		Carnival Corp.	224,295
960	L	Polaris Industries, Inc.	36,653
580	@, L	WMS Industries, Inc.	22,023
			337,073
		Lodging: 0.2%
200	@, L	Monarch Casino & Resort, Inc.	3,324
10,000	L	Starwood Hotels & Resorts Worldwide, Inc.	473,300
			476,624
		Machinery - Construction & Mining: 0.3%
6,900	L	Caterpillar, Inc.	499,077
1,095	@	Joy Global, Inc.	72,675
1,800	@	Terex Corp.	121,410
			693,162
		Machinery - Diversified: 0.3%
1,450	@, L	AGCO Corp.	94,047
860		Applied Industrial Technologies, Inc.	23,770
200	L	Briggs & Stratton Corp.	3,574
100	L	Cascade Corp.	4,480
860	L	Cognex Corp.	16,624
6,300		Cummins, Inc.	317,394
400	@	Flowserve Corp.	43,560
1,010	@, L	Gardner Denver, Inc.	37,279
200	@, L	Graco, Inc.	6,942
2,850	L	IDEX Corp.	85,956
280	@, L	Intevac, Inc.	3,595
90	L	Lindsay Manufacturing Co.	7,076
360	L	Robbins & Myers, Inc.	12,258
1,150	@, L	Roper Industries, Inc.	64,860
500	L	Wabtec Corp.	17,305
1,250	@, L	Zebra Technologies Corp.	41,650
			780,370
		Media: 1.0%
6,500	L	Clear Channel Communications, Inc.	208,000
180	L	Factset Research Systems, Inc.	9,475
5,900		McGraw-Hill Cos., Inc.	241,487
1,050	@, L	Scholastic Corp.	36,614
5,200	@	Viacom - Class B	206,700
40,350		Walt Disney Co.	1,307,744
500	@	Washington Post	362,000
			2,372,020
		Metal Fabricate/Hardware: 0.1%
270	L	AM Castle & Co.	6,002
1,450		Commercial Metals Co.	44,167
100		Lawson Products	2,540
1,060		Mueller Industries, Inc.	30,454
653	@, L	Quanex Corp.	33,597
1,650	@	Worthington Industries	29,024
			145,784
		Mining: 0.3%
280		Amcol International Corp.	8,070
280	@, L	Brush Engineered Materials, Inc.	7,778
6,500		Freeport-McMoRan Copper & Gold, Inc.	655,590
100	@, L	RTI International Metals, Inc.	5,487
			676,925
		Miscellaneous Manufacturing: 3.3%
1,280		Acuity Brands, Inc.	56,845
320	L	AO Smith Corp.	11,658
1,239		Aptargroup, Inc.	46,438
580	L	Barnes Group, Inc.	13,189
200		Brink’s Co.	13,386
850		Carlisle Cos., Inc.	31,051
580	@, L	Ceradyne, Inc.	18,044
760	L	Clarcor, Inc.	27,208
1,850		Crane Co.	76,276
3,000	L	Danaher Corp.	222,450
750	L	Donaldson Co., Inc.	31,620
18,400	L	Dover Corp.	763,784
12,500		Eaton Corp.	1,007,875
960	@, L	EnPro Industries, Inc.	28,349
73,765	S	General Electric Co.	2,444,572
660	@, L	Griffon Corp.	5,841
300	@	Harsco Corp.	16,947
7,800		Honeywell International, Inc.	448,812

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
20,500	@	Illinois Tool Works, Inc.	$1,005,935
7,300	@	Leggett & Platt, Inc.	121,910
580	@	Lydall, Inc.	5,910
300	L	Matthews International Corp. - Class A	13,458
780	@	Myers Industries, Inc.	9,493
10,800		Parker Hannifin Corp.	698,004
1,550		Pentair, Inc.	50,561
400	@	SPX Corp.	40,920
1,210	@, L	Sturm Ruger & Co., Inc.	9,559
437	@	Teleflex, Inc.	24,712
8,100	@, @@	Tyco International Ltd.	324,486
			7,569,293
		Office Furnishings: 0.0%
1,559	L	Herman Miller, Inc.	46,505
1,550	L	HNI, Corp.	45,818
760	@, L	Interface, Inc.	12,738
			105,061
		Oil & Gas: 7.5%
7,200		Anadarko Petroleum Corp.	458,928
580	@, L	Atwood Oceanics, Inc.	53,992
200	@, L	Bill Barrett Corp.	9,268
860		Cabot Oil & Gas Corp.	42,785
41,661	S	Chevron Corp.	3,610,342
1,100	L	Cimarex Energy Co.	57,970
29,600	S	ConocoPhillips	2,448,216
3,100	@	Denbury Resources, Inc.	98,859
8,500	@	Devon Energy Corp.	873,120
1,250	@, L	Encore Acquisition Co.	46,000
6,400	@	ENSCO International, Inc.	382,976
77,660	S	ExxonMobil Corp.	6,757,197
1,550	@, L	Forest Oil Corp.	76,462
1,350	@	Frontier Oil Corp.	48,209
1,390	@, L	Helmerich & Payne, Inc.	62,314
4,200		Marathon Oil Corp.	223,272
600	@	Newfield Exploration Co.	33,228
2,500		Noble Energy, Inc.	193,500
17,200	@	Occidental Petroleum Corp.	1,330,764
1,600	@	Patterson-UTI Energy, Inc.	37,968
100	L	Penn Virginia Corp.	4,256
610	@, L	Petroquest Energy, Inc.	9,614
1,140	@, L	Pioneer Drilling Co.	15,287
400	@	Pioneer Natural Resources Co.	17,916
880	@	Plains Exploration & Production Co.	47,520
2,950	@	Pride International, Inc.	104,548
400	@, L	Quicksilver Resources, Inc.	13,760
1,450	@, L	Southwestern Energy Co.	94,584
940	L	St. Mary Land & Exploration Co.	34,667
760	@, L	Stone Energy Corp.	38,578
680	@, L	Swift Energy Co.	32,456
660	@	Unit Corp.	36,399
2,000		Valero Energy Corp.	115,540
			17,410,495
		Oil & Gas Services: 0.5%
380	@, L	Basic Energy Services, Inc.	8,041
380	@, L	Dril-Quip, Inc.	17,776
1,180	@, L	Exterran Holdings, Inc.	82,187
1,250	@, L	FMC Technologies, Inc.	70,825
1,450	@	Grant Prideco, Inc.	73,182
1,400	@, L	Helix Energy Solutions Group, Inc.	49,308
480	@, L	Hornbeck Offshore Services, Inc.	21,566
960	@, L	ION Geophysical Corp.	12,758
380		Lufkin Industries, Inc.	21,721
100	@, L	NATCO Group, Inc.	4,765
4,100	@, L	National Oilwell Varco, Inc.	255,430
1,140	@	Oceaneering International, Inc.	68,400
400	@, L	SEACOR Holdings, Inc.	38,396
500	@, L	Superior Energy Services	20,345
2,728	@	Transocean, Inc.	383,311
480	@, L	W-H Energy Services, Inc.	30,178
			1,158,189
		Packaging & Containers: 0.1%
4,200		Ball Corp.	185,220
660	L	Chesapeake Corp.	2,310
500	@	Packaging Corp. of America	11,395
2,150		Sonoco Products Co.	60,566
			259,491
		Pharmaceuticals: 2.6%
200	@, L	Alpharma, Inc.	5,036
7,400	L	AmerisourceBergen Corp.	308,728
8,900		Bristol-Myers Squibb Co.	201,229
800	@, L	Cephalon, Inc.	48,272
27,400	S	Eli Lilly & Co.	1,370,548
2,000	@, L	Endo Pharmaceuticals Holdings, Inc.	52,520
4,900	@	Forest Laboratories, Inc.	194,873

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
8,600	@	Gilead Sciences, Inc.	$406,952
660	@, L	HealthExtras, Inc.	18,183
3,100	@	Medco Health Solutions, Inc.	137,361
1,550	@, L	Medicis Pharmaceutical Corp.	31,791
27,000	@	Merck & Co., Inc.	1,196,100
750	@	NBTY, Inc.	21,420
400	@, L	Noven Pharmaceuticals, Inc.	5,424
1,050	@	Omnicare, Inc.	22,029
650	@, L	Par Pharmaceutical Cos., Inc.	11,499
1,450		Perrigo Co.	48,459
660	@, L	PetMed Express, Inc.	7,557
84,200	S	Pfizer, Inc.	1,875,976
1,310	@, L	Salix Pharmaceuticals Ltd.	8,843
660	@, L	Sciele Pharma, Inc.	13,662
1,050	@, L	Sepracor, Inc.	22,544
1,250	@	Theragenics Corp.	4,850
240	@, L	USANA Health Sciences, Inc.	7,483
1,250	@, L	VCA Antech, Inc.	40,138
1,620	@, L	Viropharma, Inc.	14,839
			6,076,316
		Pipelines: 0.2%
400	L	Equitable Resources, Inc.	24,648
1,850	@	National Fuel Gas Co.	87,043
2,500		Oneok, Inc.	116,425
9,200	@	Williams Cos., Inc.	331,384
			559,500
		Real Estate: 0.0%
480	@, L	Forestar Real Estate Group, Inc.	11,702
230	L	Jones Lang LaSalle, Inc.	17,570
			29,272
		Retail: 3.2%
4,100		Abercrombie & Fitch Co.	317,873
300		Advance Auto Parts, Inc.	10,062
950	@, L	Aeropostale, Inc.	25,517
2,270	@	American Eagle Outfitters	48,510
900	@	AnnTaylor Stores Corp.	21,618
4,200	@	Autozone, Inc.	483,336
650		Barnes & Noble, Inc.	18,278
10,100	L	Best Buy Co., Inc.	434,401
11,100	@, L	Big Lots, Inc.	187,035
850	@, L	BJ’s Wholesale Club, Inc.	26,826
650		Bob Evans Farms, Inc.	18,818
530		Brown Shoe Co., Inc.	7,780
400	@, L	Buffalo Wild Wings, Inc.	9,268
650	@, L	Carmax, Inc.	11,934
2,000		Casey’s General Stores, Inc.	50,100
480	L	Cash America International, Inc.	15,533
1,240		Cato Corp.	19,418
660	@, L	CEC Entertainment, Inc.	17,708
400	@, L	Charlotte Russe Holding, Inc.	7,788
2,150	@, L	Chico’s FAS, Inc.	20,017
400	@	Chipotle Mexican Grill, Inc.	39,720
1,620	L	Christopher & Banks Corp.	17,496
22,500	@	Coach, Inc.	682,200
500	@, L	Collective Brands, Inc.	7,885
750	@, L	Copart, Inc.	31,245
15,000	L	Costco Wholesale Corp.	928,800
650	@, L	Dick’s Sporting Goods, Inc.	17,927
2,300	@	Dollar Tree Stores, Inc.	61,709
980	@, L	Dress Barn, Inc.	12,916
1,760	@, L	First Cash Financial Services, Inc.	16,456
800	L	Foot Locker, Inc.	9,840
7,000	@	GameStop Corp.	296,520
280	@, L	Genesco, Inc.	8,386
450	L	Guess ?, Inc.	18,509
640	@, L	Gymboree Corp.	25,338
1,900	@	Hanesbrands, Inc.	55,290
280	@, L	Hibbett Sporting Goods, Inc.	4,424
80	L	IHOP Corp.	3,662
1,500	@, L	Jack in the Box, Inc.	39,405
760	@, L	JOS A Bank Clothiers, Inc.	17,313
911	L	Landry’s Restaurants, Inc.	16,152
280	@	Longs Drug Stores Corp.	13,448
10,300	L	McDonald’s Corp.	557,333
1,220	@	Men’s Wearhouse, Inc.	28,109
480	L	Movado Group, Inc.	9,245
600		MSC Industrial Direct Co.	24,348
300	@, L	O’Reilly Automotive, Inc.	8,088
420	@, L	Panera Bread Co.	15,695
1,150		Phillips-Van Heusen	41,987
4,800	@, L	Polo Ralph Lauren Corp.	298,512
1,300	@, L	Quiksilver, Inc.	11,700
10,100	L	RadioShack Corp.	176,245
380	@, L	Red Robin Gourmet Burgers, Inc.	12,665

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
1,900	L	Regis Corp.	$47,595
1,250	L	Ross Stores, Inc.	34,813
580	@, L	School Specialty, Inc.	17,702
1,355	@, L	Select Comfort Corp.	5,799
1,662	@, L	Sonic Corp.	35,450
3,200	@	Starbucks Corp.	57,504
860	@, L	Texas Roadhouse, Inc.	7,998
20,500		TJX Cos., Inc.	656,000
380	@, L	Tractor Supply Co.	14,227
615	@, L	Tween Brands, Inc.	18,204
1,800	@, L	Urban Outfitters, Inc.	51,804
7,900	@	Wal-Mart Stores, Inc.	391,761
9,700	L	Wendy’s International, Inc.	235,516
580	@	World Fuel Services Corp.	18,142
12,400	@	Yum! Brands, Inc.	427,180
1,620	@, L	Zale Corp.	31,298
420	@, L	Zumiez, Inc.	7,384
			7,318,765
		Savings & Loans: 0.5%
1,046	L	Anchor Bancorp. Wisconsin, Inc.	19,801
1,800	L	Astoria Financial Corp.	47,106
960	L	BankAtlantic Bancorp., Inc.	4,378
3,800	L	Brookline Bancorp., Inc.	36,518
1,820	L	Dime Community Bancshares	27,700
2,550	L	First Niagara Financial Group, Inc.	29,121
1,010	@, L	FirstFed Financial Corp.	31,563
740	L	Flagstar Bancorp., Inc.	5,298
580	@, L	Guaranty Financial Group, Inc.	7,592
51,400		Hudson City Bancorp., Inc.	815,718
4,100	L	Washington Mutual, Inc.	60,680
			1,085,475
		Semiconductors: 1.0%
960	@, L	AMIS Holdings, Inc.	6,547
11,000		Applied Materials, Inc.	210,870
1,700	@	Atmel Corp.	5,525
380	@, L	ATMI, Inc.	10,389
1,500	@, L	Axcelis Technologies, Inc.	8,625
280	@, L	Cabot Microelectronics Corp.	9,377
197		Cohu, Inc.	3,081
500	@, L	Cree, Inc.	15,450
400	@, L	Cypress Semiconductor Corp.	8,696
260	@, L	Diodes, Inc.	5,868
1,420	@, L	DSP Group, Inc.	16,472
2,950	@	Fairchild Semiconductor International, Inc.	32,893
69,400		Intel Corp.	1,384,530
1,900	@, L	International Rectifier Corp.	43,263
500		Intersil Corp.	11,635
1,510	@, L	Lam Research Corp.	60,762
280	@, L	Microsemi Corp.	6,090
580	@, L	MKS Instruments, Inc.	11,652
10,050	@, L	Nvidia Corp.	214,970
1,300	@, L	Pericom Semiconductor Corp.	17,329
2,200	@, L	Semtech Corp.	28,028
400	@	Silicon Laboratories, Inc.	12,380
2,940	@, L	Skyworks Solutions, Inc.	24,284
580	@, L	Standard Microsystems Corp.	16,443
280	@, L	Supertex, Inc.	5,796
4,500	L	Texas Instruments, Inc.	134,820
975	@, L	Varian Semiconductor Equipment Associates, Inc.	32,936
			2,338,711
		Software: 2.4%
3,250	@	Activision, Inc.	88,563
650	L	Acxiom Corp.	8,262
450	@, L	Advent Software, Inc.	20,223
660	@, L	Allscripts Healthcare Solutions, Inc.	7,042
1,050	@, L	Ansys, Inc.	39,239
7,600	@	Autodesk, Inc.	236,284
16,700	@	BMC Software, Inc.	539,076
900	@	Broadridge Financial Solutions ADR	17,235
36,100	@	CA, Inc.	825,968
920	@	Captaris, Inc.	3,192
1,150	@, L	Cerner Corp.	49,968
760	@, L	Concur Technologies, Inc.	22,222
650	@, L	CSG Systems International	7,378
280	@, L	Digi International, Inc.	2,948
746		Dun & Bradstreet Corp.	65,156
5,500	@, L	Fiserv, Inc.	289,410
300	L	Global Payments, Inc.	11,901
9,400		IMS Health, Inc.	211,594
1,620	@, L	Informatica Corp.	28,285
500	@	JDA Software Group, Inc.	8,535
100	@	Mantech International Corp.	4,408
1,050	@	Metavante Technologies, inc.	22,754
84,240	@, S	Microsoft Corp.	2,292,961

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Software (continued)
2,900	L	MoneyGram International, Inc.	$10,614
20,600	@	Novell, Inc.	153,470
1,130	@, L	Omnicell, Inc.	21,470
22,400	@	Oracle Corp.	421,120
400	@	Parametric Technology Corp.	6,124
1,130	@, L	Phase Forward, Inc.	18,001
500	@, L	Phoenix Technologies Ltd.	8,255
860	@, L	Progress Software Corp.	24,544
490	@, L	Smith Micro Software, Inc.	2,509
380	@, L	SPSS, Inc.	14,451
1,910	@, L	Sybase, Inc.	50,844
400	@	Take-Two Interactive Software, Inc.	10,600
			5,544,606
		Telecommunications: 2.9%
4,500	@	3Com Corp.	14,805
3,620	L	Adaptec, Inc.	9,593
1,350	@, L	ADC Telecommunications, Inc.	18,455
280	@, L	Anixter International, Inc.	18,309
2,658	@, L	Arris Group, Inc.	15,284
57,965	S	AT&T, Inc.	2,018,921
10,500		CenturyTel, Inc.	379,995
7,600	@, L	Cincinnati Bell, Inc.	29,488
63,875	@	Cisco Systems, Inc.	1,556,634
709	@, L	CommScope, Inc.	29,693
480	@, L	Comtech Telecommunications	20,822
11,500		Corning, Inc.	267,145
1,760	@, L	Foundry Networks, Inc.	20,891
1,420	@, L	Harmonic, Inc.	12,652
1,893	@, L	Harris Corp.	92,435
20,400	@, L	JDS Uniphase Corp.	268,260
6,400	@, L	Juniper Networks, Inc.	171,648
660	@, L	Netgear, Inc.	14,401
2,800	@, L	NeuStar, Inc.	71,848
1,040	@, L	Novatel Wireless, Inc.	11,003
950	L	Plantronics, Inc.	17,917
11,800		Qualcomm, Inc.	499,966
5,050	@, L	RF Micro Devices, Inc.	15,908
2,180	@, L	Symmetricom, Inc.	7,456
1,810	@, L	Telephone & Data Systems, Inc.	84,889
32,400	@, L	Tellabs, Inc.	213,192
580	@	Tollgrade Communications, Inc.	3,202
22,900	@	Verizon Communications, Inc.	831,728
480	@, L	Viasat, Inc.	10,066
			6,726,606
		Textiles: 0.1%
1,040	@	G&K Services, Inc.	39,790
1,050	@, L	Mohawk Industries, Inc.	74,981
280	@	Unifirst Corp.	10,816
			125,587
		Toys/Games/Hobbies: 0.0%
580	@, L	Jakks Pacific, Inc.	16,211
			16,211
		Transportation: 0.2%
100	L	Arkansas Best Corp.	2,671
1,350		Con-way, Inc.	61,169
2,300		CSX Corp.	111,596
310	@, L	HUB Group, Inc.	9,297
360	@, L	Kansas City Southern	12,888
860	@, L	Kirby Corp.	38,769
380	L	Landstar System, Inc.	17,624
510	@, L	Old Dominion Freight Line	13,898
400	L	Overseas Shipholding Group	25,088
2,030	@	Tidewater, Inc.	113,985
			406,985
		Total Common Stock
		(Cost $132,264,216)	136,986,856
REAL ESTATE INVESTMENT TRUSTS: 0.8%
		Apartments: 0.0%
130	L	Essex Property Trust, Inc.	13,655
180	L	Home Properties, Inc.	8,284
			21,939
		Diversified: 0.2%
660	L	Colonial Properties Trust	16,078
400	L	Duke Realty Corp.	9,168
280	@, L	Entertainment Properties Trust	13,124
95,000	C, S	iStar Financial, Inc.	79,414
29,000	C	iStar Financial, Inc.	24,272
77,000	C, S	iStar Financial, Inc.	59,996
3,240	@, L	Lexington Corporate Properties Trust	46,883
143,000	C, S	Liberty Property LP	146,719
			395,654

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Health Care: 0.0%
760	@, L	Medical Properties Trust, Inc.	$9,105
280	L	Senior Housing Properties Trust	5,956
			15,061
		Hotels: 0.1%
1,290		DiamondRock Hospitality Co.	16,112
2,650	L	Hospitality Properties Trust	96,275
9,600	@	Host Hotels & Resorts, Inc.	155,424
			267,811
		Office Property: 0.0%
860	@, L	BioMed Realty Trust, Inc.	18,851
100	@	Kilroy Realty Corp.	4,743
500		Parkway Properties, Inc.	18,048
			41,642
		Regional Malls: 0.3%
950	L	Macerich Co.	60,800
34,000	C, S	Rouse Co.	30,192
563,000	#, C, S	Rouse Co. LP/TRC Co.-Issuer, Inc.	495,040
			586,032
		Shopping Centers: 0.0%
40		Federal Realty Investment Trust	2,867
650		Regency Centers Corp.	38,578
			41,445
		Single Tenant: 0.0%
960	@, L	National Retail Properties, Inc.	19,872
1,150	L	Realty Income Corp.	26,462
			46,334
		Storage: 0.0%
860	@, L	Extra Space Storage, Inc.	12,960
			12,960
		Warehouse/Industrial: 0.2%
2,200	@, L	AMB Property Corp.	110,396
4,100	L	Prologis	220,908
			331,304
		Total Real Estate Investment Trusts
		(Cost $1,934,706)	1,760,182
EXCHANGE-TRADED FUNDS: 0.1%
		Exchange-Traded Funds: 0.1%
900	L	iShares S&P SmallCap 600 Index Fund	54,045
600	L	Midcap SPDR Trust Series 1	86,550
			140,595
		Total Exchange-Traded Funds
		(Cost $138,081)	140,595
PREFERRED STOCK: 0.5%
		Banks: 0.1%
9,325	@@, P	Santander Finance	167,850
			167,850
		Diversified Financial Services: 0.1%
7,000	P	Deutsche Bank Capital Trust II	162,400
12,625	P	Merrill Lynch & Co., Inc.	210,838
			373,238
		Insurance: 0.3%
12,600	@@, P	Aegon NV	285,012
4,707	@@, P	Aegon NV - Series 1	89,433
11,619	P	Metlife, Inc.	278,856
			653,301
		Total Preferred Stock
		(Cost $1,453,989)	1,194,389
WARRANTS: 0.0%
		Building Materials: 0.0%
400	@, #	Dayton Superior Corp.	4
		Total Warrants
		(Cost $7,446)	4

Principal Amount			Value
CORPORATE BONDS/NOTES: 11.8%
		Aerospace/Defense: 0.1%
$141,000	C, S	United Technologies Corp., 5.375%, due 12/15/17	$147,849
			147,849
		Airlines: 0.3%
462,000	C, S	Delta Airlines, Inc., 7.570%, due 11/18/10	464,171
118,000	S	United Air Lines, Inc., 6.932%, due 09/01/11	136,880
			601,051
		Auto Manufacturers: 0.1%
248,490	S	Ford Motor Co., 8.597%, due 11/29/13	213,494
			213,494
		Banks: 3.3%
270,000	@@, C, S	Australia & New Zealand Banking Group Ltd., 4.963%, due 12/31/49	203,237
414,000	C, S, L	BAC Capital Trust XIV, 5.630%, due 12/31/49	333,730
200,000	@@, #, C, S	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	196,594

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

	Principal Amount			Value
			Bank (continued)
	$240,000	S	Bank of America Corp., 5.750%, due 12/01/17	$245,716
	166,000	C, S	Bank of America Corp., 8.000%, due 01/30/18	172,237
	100,000	@@, C, S	Bank of Ireland, 5.188%, due 12/29/49	62,000
	30,000	@@, C, S	Bank of Scotland, 5.125%, due 12/31/49	21,305
	12,000	C, S	BankAmerica Capital II, 8.000%, due 12/15/26	12,459
	130,000	@@, C, S	Barclays Bank PLC, 4.000%, due 12/31/49	91,650
	109,000	@@, #, C, S	Barclays Bank PLC, 5.926%, due 09/29/49	99,374
	305,000	@@, #, S	Barclays Bank PLC, 6.050%, due 12/04/17	316,955
	30,000	@@, C, S	Barclays O/S Inv, 5.063%, due 05/19/08	18,450
	180,000	@@, C, S	BNP Paribas, 5.238%, due 09/29/49	133,304
	342,000	@@, #, C, S	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	288,082
	111,000	@@, #, C, S	Danske Bank A/S, 5.914%, due 12/29/49	106,697
	100,000	@@, C, S	Den Norske Bank ASA, 3.375%, due 11/29/49	76,500
	211,000	#, C, S	Dresdner Funding Trust I, 8.151%, due 06/30/31	208,040
	136,000		Fifth Third Bancorp., 8.250%, due 03/01/38	137,136
	109,000	@@, #, C, S	HBOS PLC, 5.375%, due 11/29/49	96,839
	420,000	@@, C, S	Hongkong & Shanghai Banking Corp., Ltd., 3.500%, due 07/29/49	281,400
	200,000	@@, C, S	HSBC Bank PLC, 4.913%, due 06/29/49	132,000
	200,000	@@, C, S	HSBC Bank PLC, 5.000%, due 06/29/49	129,000
	160,000	@@, C, S	Lloyds TSB Bank PLC, 3.110%, due 08/29/49	117,328
	190,000	@@, C, S, L	Lloyds TSB Bank PLC, 3.250%, due 11/29/49	124,450
	270,000	@@, C, S, L	Lloyds TSB Bank PLC, 5.125%, due 11/29/49	197,790
	210,000	@@, C, S	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	214,282
	544,000	C, S	National City Preferred Capital Trust I, 12.000%, due 12/29/49	567,936
	230,000	@@, C, S	National Westminster Bank PLC, 3.250%, due 08/29/49	154,312
	20,000	@@, C, S	National Westminster Bank PLC, 3.313%, due 11/29/49	13,075
	167,000	#, C, S	Rabobank Capital Funding II, 5.260%, due 12/29/49	159,548
	155,000	#, C, S	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	143,502
	140,000	C, S	RBS Capital Trust I, 5.512%, due 09/30/49	128,445
	254,000	@@, #, C, S	Resona Bank Ltd., 5.850%, due 09/29/49	221,098
	240,000	@@, C, S	Royal Bank of Scotland Group PLC, 4.938%, due 12/29/49	178,800
	90,000	@@, C, S	Societe Generale, 4.981%, due 11/29/49	65,667
	220,000	@@, C, S	Standard Chartered PLC, 3.875%, due 07/29/49	134,200
	40,000	@@, C, S	Standard Chartered PLC, 3.963%, due 01/29/49	24,200
	350,000	@@, C, S	Standard Chartered PLC, 5.088%, due 12/29/49	222,250
	310,000	@@, C, S	Standard Chartered PLC, 5.125%, due 11/29/49	192,200
	124,000	C, S	State Street Capital Trust III, 8.250%, due 12/29/49	125,448
	233,000	@@, C, S	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	234,515
	95,000	C, S	SunTrust Preferred Capital I, 5.853%, due 12/31/49	76,501
	107,000	C, S	USB Capital IX, 6.189%, due 03/29/49	87,666
	136,000	S	Wachovia Bank NA, 6.600%, due 01/15/38	130,085
	203,000	C, S	Wachovia Capital Trust III, 5.800%, due 12/31/49	159,966
	211,000	S, L	Wells Fargo & Co., 4.375%, due 01/31/13	213,616
	331,000	S	Wells Fargo & Co., 5.625%, due 12/11/17	343,956
	110,000	@@, C, S	Westpac Banking Corp., 5.306%, due 09/30/49	83,925
	97,000	@@, #, C, S	Westpac Capital Trust IV, 5.256%, due 12/29/49	85,306
				7,762,772
			Beverages: 0.2%
BRL	270,000	@@, #, S	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	135,311
	$94,000	C, S	Anheuser-Busch Cos., Inc., 5.500%, due 01/15/18	97,495
	135,000	S, L	PepsiCo, Inc., 4.650%, due 02/15/13	141,690
				374,496
			Chemicals: 0.2%
	40,000	S, Z	Stauffer Chemical, 2.810%, due 04/15/10	37,708
	70,000	S, Z	Stauffer Chemical, 5.180%, due 04/15/18	41,981
	90,000	S, Z	Stauffer Chemical, 6.280%, due 04/15/17	56,917
	273,000		Union Carbide Corp., 7.750%, due 10/01/96	255,313
				391,919
			Commercial Services: 0.1%
	293,000	C, S	Block Financial, LLC, 7.875%, due 01/15/13	300,142
				300,142
			Diversified Financial Services: 3.0%
	514,000	@@, #, C, S	Aiful Corp., 4.450%, due 02/16/10	493,951
	36,000	@@, #, C	Alpine III, 3.620%, due 08/16/14	36,111
	36,000	@@, #	Alpine III, 4.020%, due 08/16/14	36,128
	55,000	@@, #	Alpine III, 5.820%, due 08/16/14	55,413
	95,000	@@, #, S	Alpine III, 9.070%, due 08/16/14	97,260
	100,000	S	American General Finance Corp., 6.900%, due 12/15/17	100,676
	515,000	#, S	Astoria Depositor Corp., 8.144%, due 05/01/21	526,588
	165,000		Bear Stearns Cos., Inc., 7.250%, due 02/01/18	160,357
	164,000	S	Caterpillar Financial Services Corp., 4.850%, due 12/07/12	170,891
	205,000	S	Citigroup, Inc., 6.125%, due 11/21/17	210,826
	210,000	C, S	Citigroup, Inc., 8.300%, due 12/21/57	213,798
	185,000	#, C, S	Corestates Capital Trust I, 8.000%, due 12/15/26	196,406
	162,000	S, L	Countrywide Financial Corp., 5.800%, due 06/07/12	145,740
	206,000	@@	Eksportfinans A/S, 5.125%, due 10/26/11	220,495
	105,000	@@, C, S	Financiere CSFB NV, 5.000%, due 03/29/49	80,325
	127,000	S	Ford Motor Credit Co., 7.127%, due 01/13/12	100,023
	305,000	L	Ford Motor Credit Co., 8.000%, due 12/15/16	250,152
	260,000	S	Ford Motor Credit Co., 8.708%, due 04/15/12	248,978
	193,000	C, S	Fund American Cos., Inc., 5.875%, due 05/15/13	200,900
	215,000	S	General Electric Capital Corp., 5.875%, due 01/14/38	206,235
	206,000	C, S	Goldman Sachs Group, Inc., 5.793%, due 12/31/49	154,059
	150,000	#, C, S	HVB Funding Trust III, 9.000%, due 10/22/31	156,032

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$241,000	S	John Deere Capital Corp., 4.950%, due 12/17/12	$253,188
297,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	308,740
214,000	C, S	Lehman Brothers Holdings Capital Trust VIII, 3.915%, due 05/29/49	152,536
352,000	#, C, S	Mangrove Bay Pass-through Trust, 6.102%, due 07/15/33	296,926
200,000	@@, #, S	Mantis Reef Ltd., 4.799%, due 11/03/09	206,610
134,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	117,613
109,000	@@, C	Paribas, 2.667%, due 12/31/49	86,166
42,222	@@, #, C, S	Petroleum Export Ltd., 4.623%, due 06/15/10	43,295
183,981	@@, #, C, S	PF Export Receivables Master Trust, 6.436%, due 06/01/15	193,180
376,143	#, C, S	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	346,051
285,600	#, C, S	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	269,892
299,000	@@, #, S	TNK-BP Finance SA, 7.500%, due 07/18/16	287,429
1,235,314	#, S, Z	Toll Road Investors Partnership II LP, 15.350%, due 02/15/45	182,846
100,000	#, C, S	Twin Reefs Pass-through Trust, 4.058%, due 12/10/49	20,125
221,000	@@, C, S	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	224,915
			7,050,856
		Electric: 0.7%
445,000	C, S	Commonwealth Edison Co., 6.950%, due 07/15/18	460,751
59,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	69,910
71,059	#, C, S	Juniper Generation, LLC, 6.790%, due 12/31/14	76,061
161,000	C, S	Nevada Power Co., 5.950%, due 03/15/16	163,026
109,000	C, S	Nevada Power Co., 6.750%, due 07/01/37	107,338
317,000	C, S	NorthWestern Corp., 5.875%, due 11/01/14	319,922
286,000	C, S	Sierra Pacific Power Co., 6.250%, due 04/15/12	301,176
121,000	#, S	White Pine Hydro Portfolio, LLC, 7.260%, due 07/20/15	129,188
			1,627,372
		Energy - Alternate Sources: 0.3%
200,000	S	Greater Ohio Ethanol, LLC, 8.330%, due 12/31/13	186,000
200,000	S	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	175,500
131,000	#, S	White Pine Hydro Portfolio, LLC, 6.960%, due 07/10/37	136,787
143,000	#, S	White Pine Hydro, LLC, 6.310%, due 07/10/17	155,338
			653,625
		Food: 0.1%
194,000	S	Kraft Foods, Inc., 6.125%, due 02/01/18	196,825
119,000	S	Kraft Foods, Inc., 6.875%, due 02/01/38	118,660
			315,485
		Forest Products & Paper: 0.0%
183,000	@@, C	Abitibi-Consolidated, Inc., 8.500%, due 08/01/29	88,755
84,000	@@, C	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	40,740
			129,495
		Gas: 0.3%
257,000	@@, #, C	Nakilat, Inc., 6.067%, due 12/31/33	224,983
18,000	@@, #, C	Nakilat, Inc., 6.267%, due 12/31/33	16,167
633,000	C	Southern Union Co., 7.200%, due 11/01/66	583,013
			824,163
		Healthcare - Products: 0.1%
174,000	C, S	Baxter International, Inc., 6.250%, due 12/01/37	178,879
			178,879
		Healthcare - Services: 0.1%
164,000	C, S	UnitedHealth Group, Inc., 6.875%, due 02/15/38	162,953
			162,953
		Home Builders: 0.0%
168,000	C, L	Beazer Homes USA, Inc., 8.125%, due 06/15/16	126,000
			126,000
		Insurance: 0.5%
340,000	@@, C, S	Aegon NV, 4.568%, due 12/31/49	216,750
258,000	S	American International Group, Inc., 5.850%, due 01/16/18	257,881
9,000	#, C, S	MBIA Insurance Corp., 14.000%, due 01/15/33	9,190
180,000	#, C, S, L	Metlife Capital Trust IV, 7.875%, due 12/15/37	177,707
211,000	C, S	Progressive Corp., 6.700%, due 06/15/37	186,860
121,000	S	Prudential Financial, Inc., 6.000%, due 12/01/17	124,215
132,000	S	Prudential Financial, Inc., 6.625%, due 12/01/37	131,643
463,000	@@, C, S	Security Capital Assurance Ltd., 6.880%, due 06/30/49	70,081
59,000	@@, C, S	XL Capital, Ltd., 6.500%, due 12/15/49	44,218
			1,218,545
		Media: 0.1%
113,000	C, S, L	Dex Media West, LLC, 9.875%, due 08/15/13	95,203
122,000	#, C, S	News America, Inc., 6.650%, due 11/15/37	123,286
			218,489
		Miscellaneous Manufacturing: 0.2%
265,000	S	General Electric Co., 5.250%, due 12/06/17	266,470
249,000	C	Honeywell International, Inc., 5.300%, due 03/01/18	256,096
			522,566
		Multi - National: 0.1%
173,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	167,151
			167,151
		Oil & Gas: 0.3%
72,000	@@, #, S	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	70,130
53,000	@@, #, S	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	57,648
173,000	@@, #	Pemex Project Funding Master Trust, 4.100%, due 06/15/10	174,557
230,000	@@, C, S, L	Transocean, Inc., 6.000%, due 03/15/18	240,664
198,000	@@, C, S	Transocean, Inc., 6.800%, due 03/15/38	207,521
			750,520

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount			Value
		Pipelines: 0.3%
$160,000	#, C, S	NGPL PipeCo, LLC, 7.119%, due 12/15/17	$167,593
135,000	#, C, S	NGPL PipeCo, LLC, 7.768%, due 12/15/37	141,321
54,000	C, S	Northwest Pipeline Corp., 7.000%, due 06/15/16	56,835
135,000	C, S	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	134,938
80,000	@@, C, S	Trans - Canada Pipelines, 6.200%, due 10/15/37	77,715
113,000	C, S	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	114,978
			693,380
		Retail: 0.8%
102,000	C, S	Darden Restaurants, Inc., 5.625%, due 10/15/12	103,272
225,000	C, S	Darden Restaurants, Inc., 6.200%, due 10/15/17	220,133
161,000	@@, #, C, S	Marks & Spencer PLC, 7.125%, due 12/01/37	155,618
255,000	C	McDonald’s Corp., 5.350%, due 03/01/18	261,443
77,000	C, S	McDonald’s Corp., 5.800%, due 10/15/17	81,500
190,000	C	McDonald’s Corp., 6.300%, due 03/01/38	195,864
88,000	C, S	Nordstrom, Inc., 6.250%, due 01/15/18	91,022
64,000	C, S	Nordstrom, Inc., 7.000%, due 01/15/38	63,465
281,000	C, S	Target Corp., 6.500%, due 10/15/37	276,797
70,000	S	Wal-Mart Stores, Inc., 5.250%, due 09/01/35	62,413
297,000	S	Wal-Mart Stores, Inc., 6.500%, due 08/15/37	318,041
			1,829,568
		Savings & Loans: 0.1%
100,000	#, C, S	Washington Mutual IV, 9.750%, due 10/29/49	86,128
100,000	#, C, S	Washington Mutual Preferred Funding Delaware, 6.534%, due 03/15/11	65,887
			152,015
		Telecommunications: 0.4%
107,000	C, S	AT&T, Inc., 5.500%, due 02/01/18	107,196
305,000	S	Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	308,205
17,000	C, S, L	Embarq Corp., 7.995%, due 06/01/36	16,514
155,000	@@, C, S	Rogers Wireless, Inc., 7.250%, due 12/15/12	167,139
243,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	170,487
149,000	C, S	Verizon Communications, Inc., 5.500%, due 02/15/18	149,845
19,000	C, S	Verizon Communications, Inc., 6.400%, due 02/15/38	19,060
			938,446
		Water: 0.1%
112,000	#, C, S	American Water Capital Corp., 6.085%, due 10/15/17	115,946
112,000	#, C, S	American Water Capital Corp., 6.593%, due 10/15/37	110,669
			226,615
		Total Corporate Bonds/Notes
		(Cost $29,052,619)	27,577,846
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.8%
		Federal Home Loan Mortgage Corporation: 5.0%
845,616	C, S	3.168%, due 05/15/33	847,526
206,813	C	4.500%, due 12/15/16	209,240
376,000	C	4.500%, due 02/15/20	371,006
358,000	C	5.000%, due 12/11/12	360,291
336,989	C	5.000%, due 08/15/16	349,819
376,000	C	5.000%, due 12/15/17	389,546
100,000	C	5.000%, due 05/15/20	102,720
288,719	C	5.000%, due 08/15/21	294,441
394,000	C	5.000%, due 04/15/23	396,660
213,000	C	5.000%, due 09/15/31	211,315
81,000	C	5.000%, due 02/15/32	81,621
507,000	C	5.000%, due 03/15/32	509,711
226,000	C	5.000%, due 04/15/32	230,192
59,370		5.001%, due 04/01/35	60,308
563,000	C	5.250%, due 03/15/12	569,666
740,989	C	5.500%, due 08/15/20	754,022
149,000	C	5.500%, due 12/15/20	153,201
96,000	C	5.500%, due 09/15/32	98,350
90,000	C	5.500%, due 10/15/32	92,499
79,000	C	5.500%, due 11/15/32	80,834
594,000	C	5.500%, due 03/15/33	610,173
444,000	C	5.500%, due 04/15/33	448,902
1,011,000	C, S	5.500%, due 06/15/33	1,028,599
247,000	C	5.500%, due 07/15/33	252,333
23,229		5.500%, due 06/01/36	23,245
36,417		6.000%, due 04/01/14	37,668
1,010,731	C	6.000%, due 01/15/29	1,051,514
4,444		6.500%, due 11/01/28	4,665
85,931		6.500%, due 12/01/31	90,057
1,745,000	W	6.500%, due 03/15/34	1,812,347
			11,522,471
		Federal National Mortgage Corporation: 4.7%
327,000	L	3.250%, due 04/09/13	325,179
15,000	W	4.500%, due 03/15/19	15,009
210,000	L	4.750%, due 11/19/12	223,457
3,827,000	W	5.000%, due 03/18/23	3,869,457
177,499		5.000%, due 02/25/29	181,797
1,377,908	S	5.000%, due 08/01/37	1,344,352
288,000	W	5.000%, due 03/12/38	283,635
89,808		5.037%, due 07/01/35	91,200
62,918		5.230%, due 08/01/35	64,095
296,000	C	5.400%, due 03/26/12	296,551

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Corporation (continued)
$196,000		5.500%, due 05/25/30	$198,192
351,001		5.500%, due 01/25/36	343,608
510,341		5.500%, due 12/25/36	501,148
955,000	^	5.500%, due 03/12/38	960,521
84,172		6.000%, due 08/01/16	87,198
26,775		6.000%, due 10/01/18	27,701
539,507		6.000%, due 07/25/29	560,252
283,557		6.000%, due 04/25/31	296,499
213,794		6.000%, due 01/01/38	218,637
924,000	W	6.000%, due 03/12/38	944,068
95,205		7.000%, due 06/01/31	101,676
11,825		7.500%, due 09/01/30	12,787
2,745		7.500%, due 10/01/30	2,968
87,203	C	7.500%, due 01/25/48	93,698
			11,043,685
		Government National Mortgage Association: 0.1%
5,810		6.375%, due 04/20/28	5,928
63,753		6.500%, due 06/15/29	66,916
61,369		6.500%, due 01/15/32	64,379
84,664		7.500%, due 12/15/23	91,368
			228,591
		Total U.S. Government Agency Obligations
		(Cost $22,425,725)	22,794,747
U.S. TREASURY OBLIGATIONS: 2.1%
		U.S. Treasury Bonds: 1.2%
1,579,000	L	3.500%, due 02/15/18	1,575,547
1,157,000	L	5.000%, due 05/15/37	1,268,633
			2,844,180
		U.S. Treasury Notes: 0.9%
891,000		2.875%, due 01/31/13	906,941
1,038,000	L	4.500%, due 05/15/10	1,102,713
			2,009,654
		Total U.S. Treasury Obligations
		(Cost $ 4,694,065)	4,853,834
ASSET-BACKED SECURITIES: 1.5%
		Automobile Asset-Backed Securities: 0.0%
3,689	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	3,691
			3,691
		Credit Card Asset-Backed Securities: 0.1%
140,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 09/20/19	139,891
			139,891
		Home Equity Asset-Backed Securities: 0.5%
651,000	C	GSAA Trust, 5.242%, due 06/25/34	659,031
112,000	#, C	Irwin Home Equity, 5.960%, due 08/25/37	97,335
23,319	C	Merrill Lynch Mortgage Investors, Inc., 3.495%, due 07/25/34	21,741
303,000	C	Morgan Stanley Mortgage Loan Trust, 5.858%, due 01/25/47	299,014
7,407	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	7,395
111,000	C	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	102,059
49,201	C	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	47,159
			1,233,734
		Other Asset-Backed Securities: 0.9%
17,183	C	Amortizing Residential Collateral Trust, 3.365%, due 05/25/32	14,971
18,090	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 3.435%, due 07/25/33	17,507
3,792	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	3,738
256,000	C	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	252,746
89,000	C	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	86,501
119,000	#, C	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	106,059
97,000	#, C	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	73,947
130,046	C	Equity One, Inc., 5.050%, due 09/25/33	123,019
19,420	C	Fannie Mae, 3.275%, due 04/25/35	19,421
1,516,315	C, S	First Horizon Asset Back Trust, 3.265%, due 10/25/26	1,192,848
250,000	#, C	Hudson Mezzanine Funding, 3.685%, due 06/12/42	2,500
47,431	C	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	45,911
10,400	C	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	10,247
4,682	C	Residential Asset Mortgage Products, Inc., 3.755%, due 06/25/33	4,575
121,039	C	Structured Asset Securities Corp., 4.910%, due 06/25/33	123,510
15,854	C	Structured Asset Securities Corp., 6.000%, due 03/25/34	15,837
			2,093,337
		Total Asset-Backed Securities
		(Cost $4,105,967)	3,470,653
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.5%
188,962	C	American Home Mortgage Assets, 5.442%, due 11/25/46	168,154
245,325	#, S	Astoria Depositor Corp., 7.902%, due 05/01/21	245,938
321,988	C	Banc of America Alternative Loan Trust, 6.281%, due 11/25/21	344,255
291,655	C	Banc of America Alternative Loan Trust, 6.487%, due 04/25/37	297,791
5,163,995	C, ^	Banc of America Commercial Mortgage, Inc., 0.291%, due 01/15/49	103,609
26,000	C	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	25,582
10,000	C	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	9,622
19,152	C	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	18,909

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$135,000	C	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	$100,278
20,000	C	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	20,351
444,569	C	Banc of America Funding Corp., 5.260%, due 09/20/35	428,250
861,835	C	Banc of America Funding Corp., 5.653%, due 06/20/37	816,749
324,824	C	Banc of America Funding Corp., 5.750%, due 09/20/34	324,986
71,087	C	Banc of America Funding Corp., 5.841%, due 05/20/36	70,757
256,570	C	Banc of America Mortgage Securities, Inc., 5.174%, due 09/25/35	253,532
113,169	C	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	116,770
117,970	C	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	115,596
33,305	C	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	33,930
102,863	C	Bank of America Alternative Loan Trust, 6.000%, due 06/25/35	103,878
39,685	C	Bear Stearns Alternative-A Trust, 3.455%, due 07/25/34	37,172
206,000		Bear Stearns Commercial Mortgage Securities, 5.660%, due 09/11/41	156,353
260,000	C	Bear Stearns Commercial Mortgage Securities, 7.780%, due 02/15/32	269,057
260,535	C	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	266,718
346,674	C	Chase Mortgage Finance Corp., 5.409%, due 12/25/35	350,229
198,367	C	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	202,051
327,180	C	Chaseflex Trust, 6.500%, due 02/25/37	332,956
141,631	C	Citigroup Mortgage Loan Trust, Inc., 5.612%, due 04/25/37	140,234
364,478	C	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	371,442
129,825	C	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	134,627
114,000	C	Commercial Mortgage Pass-Through Certificates, 4.221%, due 03/10/39	110,999
105,404	C	Countrywide Alternative Loan Trust, 3.375%, due 11/25/46	85,772
9,605	C	Countrywide Alternative Loan Trust, 3.435%, due 02/25/35	9,250
218,204	C	Countrywide Alternative Loan Trust, 5.402%, due 11/25/46	187,110
209,292	C	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	211,106
173,163	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	170,936
1,798,300	C, S	Countrywide Alternative Loan Trust, 5.500%, due 12/25/35	1,696,426
1,753,329	C, S	Countrywide Alternative Loan Trust, 6.000%, due 10/25/35	1,725,124
146,125	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	139,896
386,696	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.750%, due 07/25/37	395,843
54,381	C	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	51,856
63,692	C	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	61,147
40,000	C	Credit Suisse First Boston Mortgage Securities Corp., 7.565%, due 04/15/62	42,019
132,074	C	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	135,722
165,250	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	165,604
537,407	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	547,741
175,847	C	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	173,121
45,582	C	First Horizon Asset Securities, Inc., 5.390%, due 10/25/35	45,663
116,914	C	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	118,946
100,000	C	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	102,876
5,090,637	C, ^	GE Capital Commercial Mortgage Corp., 0.503%, due 06/10/48	77,303
90,811	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	89,832
35,925	C	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	36,080
201,452	C	GMAC Mortgage Corp. Loan Trust, 4.583%, due 10/19/33	199,150
401,800	C	GMAC Mortgage Corp. Loan Trust, 5.256%, due 03/18/35	385,577
395,862	C	GMAC Mortgage Corp. Loan Trust, 5.461%, due 11/19/35	387,917
4,063,353	#, C, ^	Greenwich Capital Commercial Funding Corp., 0.323%, due 03/10/39	84,215
135,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	133,920
123,000	C	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	91,740
62,000	C	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	44,872
50,000	C	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	33,536
179,000	C	GS Mortgage Securities Corp. II, 5.627%, due 04/10/38	134,372
91,450	#, C	GSMPS Mortgage Loan Trust, 3.485%, due 01/25/35	76,750
104,460	C	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	105,521
194,103	C	GSR Mortgage Loan Trust, 6.500%, due 10/25/36	196,620
26,905	C	Harborview Mortgage Loan Trust, 2.909%, due 01/19/35	24,554
46,434	C	Homebanc Mortgage Trust, 3.995%, due 08/25/29	44,556
21,271	C	JPMorgan Alternative Loan Trust, 5.510%, due 01/25/36	20,586
15,040,586	C, ^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.046%, due 01/12/43	18,701
17,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	16,687
58,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, due 03/15/46	56,183
188,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, due 05/15/47	183,610
40,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	32,237
80,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	63,178
15,245	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	15,320
18,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	18,129
142,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	142,205
1,060,207	C, ^	LB-UBS Commercial Mortgage Trust, 0.485%, due 02/15/40	31,996
23,000	C	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	22,562
190,000	C	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	186,896
280,000	C	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	269,832
410,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	407,187
109,994	C	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	109,003
22,000	C	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	17,741
20,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	19,821
60,000	C	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	59,483
161,000	C	LB-UBS Commercial Mortgage Trust, 5.287%, due 04/15/40	128,209
273,000	C	LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	263,738
86,000	C	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	60,180
64,000	C	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	46,404
128,000	C	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	90,175
631,000	C	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	646,100
84,118	C	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	87,296

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

	Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$136,000		C	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	$137,455
	5,653	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	5,702
	45,031	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	45,545
	3,401,860	#, C, ^	Merrill Lynch Mortgage Trust, 0.177%, due 11/12/35	17,996
	4,362,628	^	Merrill Lynch Mortgage Trust, 0.212%, due 10/12/41	80,567
	806,752	C, ^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.544%, due 08/12/48	28,456
	61,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	43,855
	68,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	47,489
	16,373	C	MLCC Mortgage Investors, Inc., 3.455%, due 01/25/29	16,196
	41,706	C	MLCC Mortgage Investors, Inc., 3.465%, due 11/25/29	41,209
	262,000	C	Morgan Stanley Capital I, 5.007%, due 01/14/42	255,725
	176,000	C	New York Mortgage Trust, Inc., 5.649%, due 05/25/36	178,462
	31,693	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	30,698
	264,985	C	RAAC Series, 5.250%, due 09/25/34	266,472
	16,682	C	Sequoia Mortgage Trust, 2.806%, due 01/20/35	15,370
	464,254	C	Structured Adjustable Rate Mortgage Loan Trust, 5.921%, due 05/25/36	412,098
	26,987	C	Structured Asset Mortgage Investments, Inc., 2.799%, due 04/19/35	26,382
	241,064	C	Thornburg Mortgage Securities Trust, 3.485%, due 12/25/33	238,948
	49,000	#, C	Wachovia Bank Commercial Mortgage Trust, 5.210%, due 10/15/44	36,418
	417,000	C	Wachovia Bank Commercial Mortgage Trust, 5.210%, due 10/15/44	323,737
	10,000	C	Wachovia Bank Commercial Mortgage Trust, 5.244%, due 07/15/42	9,944
	52,391	C	Washington Mutual Mortgage Pass-through Certificates, 3.445%, due 01/25/45	47,441
	31,323	C	Washington Mutual Mortgage Pass-through Certificates, 3.795%, due 06/25/44	29,831
	197,000	C	Washington Mutual Mortgage Pass-through Certificates, 3.795%, due 06/25/34	195,716
	515,617	C	Washington Mutual Mortgage Pass-through Certificates, 5.000%, due 12/25/18	526,231
	754,214	C	Washington Mutual Mortgage Pass-through Certificates, 5.332%, due 12/25/46	642,607
	139,757	C	Washington Mutual Mortgage Pass-through Certificates, 5.332%, due 07/25/47	107,456
	157,662	C	Washington Mutual Mortgage Pass-through Certificates, 5.442%, due 09/25/46	127,629
	333,963	C	Washington Mutual Mortgage Pass-through Certificates, 5.495%, due 01/25/37	334,066
	842,933	C	Washington Mutual Mortgage Pass-through Certificates, 5.572%, due 12/25/46	779,713
	548,396	C	Washington Mutual Mortgage Pass-through Certificates, 5.678%, due 06/25/37	553,976
	255,429	C	Washington Mutual Mortgage Pass-through Certificates, 5.699%, due 06/25/37	255,412
	51,437	C	Washington Mutual Mortgage Pass-through Certificates, 5.819%, due 06/25/37	51,272
	61,000	C	Washington Mutual Mortgage Pass-through Certificates, 5.822%, due 10/25/36	61,409
	459,537	C	Washington Mutual Mortgage Pass-through Certificates, 5.877%, due 07/25/37	434,970
	437,961	C	Washington Mutual Mortgage Pass-through Certificates, 5.878%, due 07/25/37	441,914
	324,059	C	Washington Mutual Mortgage Pass-through Certificates, 5.911%, due 07/25/37	324,929
	211,941	C	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	211,474
	276,377	C	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 07/25/36	284,920
	1,652,036	C, S	Washington Mutual Mortgage Pass-through Certificates, 6.022%, due 11/25/46	1,239,027
	301,756	C	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 12/28/37	289,104
	139,000	C	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	140,251
	330,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	340,820
	323,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.790%, due 07/25/34	319,595
	105,083	C	Wells Fargo Mortgage-Backed Securities Trust, 4.891%, due 08/25/34	103,829
	251,764	C	Wells Fargo Mortgage-Backed Securities Trust, 5.111%, due 03/25/36	248,296
	388,159	C	Wells Fargo Mortgage-Backed Securities Trust, 5.388%, due 08/25/35	382,975
	171,800	C	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 12/25/35	169,627
	55,592	C	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 01/25/36	54,750
	519,699	C	Wells Fargo Mortgage-Backed Securities Trust, 5.643%, due 12/25/36	515,295
	231,717	C	Wells Fargo Mortgage-Backed Securities Trust, 5.939%, due 11/25/36	230,930
	210,718	C	Wells Fargo Mortgage-Backed Securities Trust, 5.947%, due 10/25/36	215,285
			Total Collateralized Mortgage Obligations
			(Cost $30,595,003)	29,116,381
MUNICIPAL BONDS: 0.3%
			California: 0.0%
	119,000	C	City of San Diego, 7.125%, due 06/01/32	115,750
				115,750
			Louisiana: 0.1%
	192,000		State of Louisiana, 5.000%, due 10/15/17	201,116
				201,116
			Michigan: 0.2%
	400,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	387,088
				387,088
			Total Municipal Bonds
			(Cost $720,666)	703,954
OTHER BONDS: 0.3%
			Foreign Government Bonds: 0.3%
JPY	86,631,000		Japanese Government CPI Linked Bond, 1.200%, due 12/10/17	821,677

			Total Other Bonds
			(Cost $805,175)	821,677
			Total Long-Term Investments
			(Cost $228,197,658)	229,421,118

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 16.2%
		Money Market: 2.3%
5,250,000	**	ING Institutional Prime Money Market Fund		$5,250,000
		Total Money Market
		(Cost $5,250,000)		5,250,000

Principal Amount				Value
		Repurchase Agreement: 0.4%
$829,000		Deutsche Bank Repurchase Agreement dated 02/29/08, 3.090%, due 03/03/08, $829,213 to be received upon repurchase (Collateralized by $815,000 Federal Home Loan Bank, 5.500%, Market Value plus accrued interest $847,434, due 09/29/11)		$829,000
		Total Repurchase Agreement
		(Cost $ 829,000)		829,000
		Securities Lending Collateral(cc): 13.5%
31,494,556		Bank of New York Mellon Corp. Institutional Cash Reserves		31,494,556
		Total Securities Lending Collateral
		(Cost $31,494,556)		31,494,556
		Total Short-Term Investments
		(Cost $37,573,556)		37,573,556
		Total Investments in Securities
		(Cost $265,771,214) *	114.8%	$266,994,674
		Other Assets and Liabilities - Net	(14.8)	(34,400,538)
		Net Assets	100.0%	$232,594,136

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at February 29, 2008.
	**	Investment in affiliate
	^	Interest Only (IO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	BRL	Brazilian Real
	JPY	Japanese Yen

	*	Cost for federal income tax purposes is $268,518,959.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$11,341,843
		Gross Unrealized Depreciation		(12,866,128)
		Net Unrealized Depreciation		$(1,524,285)

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

ING Balanced Fund Open Futures Contracts on February 29, 2008

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month Euro Euribor	44	16,115,075	12/15/08	$3,904
90-Day Eurodollar	85	20,779,313	09/15/08	190,503
90-Day Sterling	36	8,529,488	12/17/08	28,591
90-Day Sterling	36	8,548,265	03/18/09	18,840
Canada 10-Year Bond	18	2,156,160	06/19/08	43,811
Euro-Schatz	122	19,419,614	03/06/08	101,967
Long Gilt	9	1,972,718	06/26/08	30,049
U.S. Dollar Index	72	5,310,000	03/17/08	(126,643)
U.S. Treasury 2-Year Note	69	14,829,610	06/30/08	67,063
U.S. Treasury 5-Year Note	26	2,970,500	06/30/08	29,420
U.S. Treasury 10-Year Note	16	1,876,500	06/19/08	25,213
				$412,718
Short Contracts
3-Month Euro Euribor	44	(16,121,755)	12/14/09	$(24,439)
90-Day Eurodollar	85	(20,693,250)	09/14/09	(64,762)
90-Day Sterling	36	(8,535,747)	12/16/09	(40,758)
90-Day Sterling	36	(8,525,017)	03/17/10	(24,385)
Euro-Bund	5	(888,568)	03/06/08	(8,116)
				$(162,460)

PORTFOLIO OF INVESTMENTS
ING Balanced Fund	as of February 29, 2008 (Unaudited) (continued)

ING Balanced Fund Interest Rate Swap Agreements Outstanding on February 29, 2008:

	TERMINATION DATE	NOTIONAL PRINCIPAL AMOUNT		UNREALIZED APPRECIATION/ (DEPRECIATION)
Receive a fixed rate equal to 4.04221% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/13/09	USD	5,420,000	$127,679

Receive a fixed rate equal to 4.67000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Citibank N.A., New York	08/05/10	GBP	1,213,000	(295)

Receive a fixed rate equal to 4.92000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Citibank N.A., New York	08/22/10	GBP	1,213,000	11,287

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.80031% Counterparty: Citibank N.A., New York	12/13/17	USD	1,295,000	(59,808)

Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.27000% Counterparty: Citibank N.A., New York	01/23/18	USD	3,073,000	(9,205)

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.87000% Counterparty: Citibank N.A., New York	08/05/18	GBP	293,000	4,457

Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 5.15000% Counterparty: Citibank N.A., New York	08/22/18	GBP	293,000	(8,101)
				$66,014

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.8%
		Aerospace/Defense: 0.6%
19,800		Lockheed Martin Corp.	$2,043,360
			2,043,360
		Agriculture: 3.2%
161,100	@	Altria Group, Inc.	11,782,854
			11,782,854
		Apparel: 0.4%
23,600	@	Nike, Inc.	1,420,720
			1,420,720
		Banks: 6.9%
89,000	L	Associated Banc-Corp.	2,217,880
189,400		Bank of America Corp.	7,526,756
33,500		Cullen/Frost Bankers, Inc.	1,712,520
69,000		PNC Financial Services Group, Inc.	4,238,670
63,400		State Street Corp.	4,980,070
140,300	L	US Bancorp.	4,492,406
			25,168,302
		Beverages: 2.2%
18,200		Anheuser-Busch Cos., Inc.	857,038
67,500		Coca-Cola Co.	3,946,050
46,600	@	PepsiCo, Inc.	3,241,496
			8,044,584
		Chemicals: 1.7%
43,500		Air Products & Chemicals, Inc.	3,972,855
19,800	@	Monsanto Co.	2,290,464
			6,263,319
		Computers: 2.7%
154,800	@	Cognizant Technology Solutions Corp.	4,676,508
207,900	@	EMC Corp.	3,230,766
88,300	L	Seagate Technology, Inc.	1,904,631
			9,811,905
		Cosmetics/Personal Care: 2.9%
39,000		Avon Products, Inc.	1,484,340
135,424		Procter & Gamble Co.	8,962,360
			10,446,700
		Diversified Financial Services: 6.8%
22,100	L	Bear Stearns Cos., Inc.	1,764,906
216,300		Citigroup, Inc.	5,128,473
204,200	@	Invesco Ltd.	5,229,562
111,600		JPMorgan Chase & Co.	4,536,540
88,400	L	Lehman Brothers Holdings, Inc.	4,507,516
39,355	@	Nyse Euronext	2,584,443
53,700	@, L	TD Ameritrade Holding Corp.	982,710
			24,734,150
		Electric: 4.0%
43,305		Exelon Corp.	3,241,379
125,000	@, L	NRG Energy, Inc.	5,158,750
83,500		NSTAR	2,580,150
93,300	@	PG&E Corp.	3,513,678
			14,493,957
		Engineering & Construction: 0.4%
22,600	@, @@	Foster Wheeler Ltd.	1,479,170
			1,479,170
		Environmental Control: 1.1%
25,500	@	Stericycle, Inc.	1,374,195
84,000	@	Waste Management, Inc.	2,757,720
			4,131,915
		Food: 1.4%
157,713	@	Kraft Foods, Inc.	4,915,914
			4,915,914
		Healthcare - Products: 5.5%
119,000	@@	Covidien Ltd.	5,092,010
134,000		Johnson & Johnson	8,302,640
149,500	@	St. Jude Medical, Inc.	6,425,510
			19,820,160
		Holding Companies - Diversified: 1.0%
108,800	@, @@	GEA Group AG	3,520,054
			3,520,054
		Household Products/Wares: 0.6%
31,600	@	Kimberly-Clark Corp.	2,059,688
			2,059,688
		Insurance: 2.7%
74,400		Assurant, Inc.	4,653,720
78,400	L	Protective Life Corp.	3,025,456
48,900	@	Travelers Cos., Inc.	2,269,449
			9,948,625

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Internet: 3.0%
154,600	@	eBay, Inc.	$4,075,256
14,249	@	Google, Inc. - Class A	6,713,844
			10,789,100
		Machinery - Diversified: 1.2%
78,000	@, L	Roper Industries, Inc.	4,399,200
			4,399,200
		Metal Fabricate/Hardware: 1.4%
37,000	@	Precision Castparts Corp.	4,084,430
13,500	@, L	Valmont Industries, Inc.	1,078,650
			5,163,080
		Mining: 1.2%
44,800	L	Freeport-McMoRan Copper & Gold, Inc.	4,518,528
			4,518,528
		Miscellaneous Manufacturing: 3.4%
95,900		Cooper Industries Ltd.	4,021,087
253,685		General Electric Co.	8,407,121
			12,428,208
		Oil & Gas: 10.7%
42,400		Apache Corp.	4,863,704
193,300		ExxonMobil Corp.	16,819,033
72,300	@, @@	Royal Dutch Shell PLC ADR - Class A	5,165,835
92,600	@	Sunoco, Inc.	5,656,008
84,600		Tesoro Petroleum Corp.	3,142,044
54,700	@	XTO Energy, Inc.	3,375,537
			39,022,161
		Oil & Gas Services: 2.9%
159,500		BJ Services Co.	4,137,430
131,600		Halliburton Co.	5,040,280
15,900		Schlumberger Ltd.	1,374,555
			10,552,265
		Pharmaceuticals: 8.1%
168,450		Abbott Laboratories	9,020,498
44,900		AmerisourceBergen Corp.	1,873,228
25,600	@	Gilead Sciences, Inc.	1,211,392
83,400	@, L	Hospira, Inc.	3,549,504
106,900	@	Merck & Co., Inc.	4,735,670
199,200		Pfizer, Inc.	4,438,176
97,100	@@, L	Teva Pharmaceutical Industries Ltd. ADR	4,764,697
			29,593,165
		Retail: 5.2%
92,300		CVS Caremark Corp.	3,727,074
138,600	@	Home Depot, Inc.	3,679,830
48,400	@, L	Kohl’s Corp.	2,150,896
25,400	L	McDonald’s Corp.	1,374,394
76,000	L	TJX Cos., Inc.	2,432,000
110,159	@	Wal-Mart Stores, Inc.	5,462,785
			18,826,979
		Savings & Loans: 0.5%
108,100	L	People’s United Financial, Inc.	1,822,566
			1,822,566
		Semiconductors: 3.1%
351,000		Intel Corp.	7,002,450
449,732	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,380,390
			11,382,840
		Software: 4.7%
74,300		Adobe Systems, Inc.	2,500,195
35,800	@, L	Ansys, Inc.	1,337,846
352,218	@	Microsoft Corp.	9,587,373
194,700	@	Oracle Corp.	3,660,360
			17,085,774
		Telecommunications: 7.2%
99,500		AT&T, Inc.	3,465,585
293,900	@	Cisco Systems, Inc.	7,162,343
160,600		Qualcomm, Inc.	6,804,622
174,100	L	Qwest Communications International, Inc.	940,140
152,400	@	Sprint Nextel Corp.	1,083,564
179,500	@, L	Verizon Communications, Inc.	6,519,440
			25,975,694
		Toys/Games/Hobbies: 1.1%
8,000	@@	Nintendo Co., Ltd.	3,983,166
			3,983,166
		Total Common Stock
		(Cost $351,887,359)	355,628,103

Shares			Value
SHORT-TERM INVESTMENTS: 8.8%
		Mutual Fund: 1.7%
6,350,000	**, S	ING Institutional Prime Money Market Fund	$6,350,000
		Total Mutual Fund
		(Cost $6,350,000)	6,350,000

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount				Value
		Repurchase Agreement: 0.4%
$1,413,000		Morgan Stanley Repurchase Agreement dated 02/29/08, 3.050%, due 03/03/08, $1,413,359 to be received upon repurchase (Collateralized by $1,385,000 Federal Home Loan Mortgage Corporation, 5.875%, Market Value plus accrued interest $1,441,846, due 10/10/17)		$1,413,000
		Total Repurchase Agreement
		(Cost $1,413,000)		1,413,000

		Securities Lending Collateral(cc): 6.7%
24,265,281		Bank of New York Mellon Corp. Institutional Cash Reserves		24,265,281
		Total Securities Lending Collateral
		(Cost $24,265,281)		24,265,281
		Total Short-Term Investments
		(Cost $32,028,281)		32,028,281
		Total Investments in Securities
		(Cost $383,915,640) *	106.6%	$387,656,384
		Other Assets and Liabilities - Net	(6.6)	(24,064,924)
		Net Assets	100.0%	$363,591,460

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at February 29, 2008.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $388,181,406.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$23,173,332
		Gross Unrealized Depreciation		(23,698,354)
		Net Unrealized Depreciation		$(525,022)

PORTFOLIO OF INVESTMENTS
ING Growth and Income Fund	as of February 29, 2008 (Unaudited) (continued)

ING Growth and Income Fund Open Futures Contracts on February 29, 2008

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	10	665,650	03/20/08	$(7,995)
				$(7,995)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.8%
		Advertising: 1.1%
70,200	@	Omnicom Group	$3,135,834
			3,135,834
		Aerospace/Defense: 4.5%
24,900		Boeing Co.	2,061,471
12,800	@	General Dynamics Corp.	1,047,680
20,400		L-3 Communications Holdings, Inc.	2,168,316
19,800		Lockheed Martin Corp.	2,043,360
32,100		Northrop Grumman Corp.	2,523,381
46,800		United Technologies Corp.	3,299,868
			13,144,076
		Agriculture: 1.4%
27,450	@	Altria Group, Inc.	2,007,693
15,000	@	Reynolds American, Inc.	955,800
20,200	@	UST, Inc.	1,096,658
			4,060,151
		Airlines: 0.5%
111,700		Southwest Airlines Co.	1,369,442
			1,369,442
		Apparel: 1.0%
46,000	@	Nike, Inc.	2,769,200
			2,769,200
		Auto Parts & Equipment: 0.1%
4,500	@	Johnson Controls, Inc.	147,870
			147,870
		Banks: 3.6%
53,494		Bank of America Corp.	2,125,852
24,200		Bank of New York Mellon Corp.	1,061,654
17,400		Comerica, Inc.	630,576
5,100		Commerce Bancorp., Inc.	192,678
10,900	L	First Horizon National Corp.	177,016
58,700		Marshall & Ilsley Corp.	1,361,840
112,100	@, L	Regions Financial Corp.	2,376,520
77,443		Wachovia Corp.	2,371,305
			10,297,441
		Beverages: 3.0%
47,000		Anheuser-Busch Cos., Inc.	2,213,230
14,000		Coca-Cola Co.	818,440
43,900	@, L	Constellation Brands, Inc.	843,319
28,950	@	Pepsi Bottling Group, Inc.	984,590
56,100	@	PepsiCo, Inc.	3,902,316
			8,761,895
		Biotechnology: 0.8%
36,600	@	Amgen, Inc.	1,666,032
6,500	@	Biogen Idec, Inc.	379,340
7,300	@	Celgene Corp.	411,501
			2,456,873
		Building Materials: 0.6%
81,300	L	Masco Corp.	1,519,497
4,300		Trane, Inc.	193,715
			1,713,212
		Chemicals: 2.5%
2,100	L	Air Products & Chemicals, Inc.	191,793
25,500		Ecolab, Inc.	1,193,145
55,300		EI Du Pont de Nemours & Co.	2,567,026
11,800	@	Monsanto Co.	1,365,024
6,800		PPG Industries, Inc.	421,464
28,600		Sigma-Aldrich Corp.	1,573,572
			7,312,024
		Commercial Services: 1.0%
9,600	@, L	Apollo Group, Inc. - Class A	589,248
8,900	L	Moody’s Corp.	338,022
5,300	L	Robert Half International, Inc.	142,835
23,000		RR Donnelley & Sons Co.	732,090
50,400		Western Union Co.	1,048,320
			2,850,515
		Computers: 5.2%
14,400	@	Affiliated Computer Services, Inc.	730,800
24,200	@	Apple, Inc.	3,025,484
86,400	@	Dell, Inc.	1,715,040
23,500		Electronic Data Systems Corp.	407,020
93,900	@	EMC Corp.	1,459,206
71,509	@	Hewlett-Packard Co.	3,415,985
26,050		International Business Machines Corp.	2,966,053
21,700	@	Lexmark International, Inc.	716,751
22,100	@, L	Sandisk Corp.	520,455
			14,956,794

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Cosmetics/Personal Care: 1.5%
9,600		Colgate-Palmolive Co.	$730,464
55,220		Procter & Gamble Co.	3,654,460
			4,384,924
		Diversified Financial Services: 5.4%
7,400		American Express Co.	313,020
6,500	L	Bear Stearns Cos., Inc.	519,090
9,300		Charles Schwab Corp.	182,373
7,700	L	CIT Group, Inc.	171,094
62,850		Citigroup, Inc.	1,490,174
1,300	@	CME Group, Inc.	667,290
14,400	L	Countrywide Financial Corp.	90,864
22,000	L	Fannie Mae	608,300
6,700	L	Freddie Mac	168,706
23,200	@	Goldman Sachs Group, Inc.	3,935,416
1,500	@	IntercontinentalExchange, Inc.	195,450
95,400		JPMorgan Chase & Co.	3,878,010
32,100	L	Lehman Brothers Holdings, Inc.	1,636,779
23,800		Merrill Lynch & Co., Inc.	1,179,528
2,900		Morgan Stanley	122,148
4,400	@	Nyse Euronext	288,948
12,600	@, L	SLM Corp.	247,086
			15,694,276
		Electric: 3.1%
15,200		Constellation Energy Group, Inc.	1,342,920
23,700		Dominion Resources, Inc.	946,578
117,900		Duke Energy Corp.	2,067,966
23,600		FirstEnergy Corp.	1,595,124
34,600		FPL Group, Inc.	2,086,034
17,600	@	PPL Corp.	798,688
			8,837,310
		Electronics: 1.8%
20,800	@	Agilent Technologies, Inc.	636,688
38,400		Applera Corp. - Applied Biosystems Group	1,294,464
33,500		Jabil Circuit, Inc.	432,820
35,300	@, L	Thermo Electron Corp.	1,974,329
13,452	@, @@	Tyco Electronics Ltd.	442,571
6,700	@, L	Waters Corp.	399,387
			5,180,259
		Engineering & Construction: 0.1%
4,500	@	Jacobs Engineering Group, Inc.	361,305
			361,305
		Food: 2.2%
41,650	@	General Mills, Inc.	2,331,984
59,500	@	Kellogg Co.	3,017,840
35,500	@	Kroger Co.	860,875
3,600	@, L	WM Wrigley Jr. Co.	215,496
			6,426,195
		Gas: 0.2%
12,800	@	Sempra Energy	680,064
			680,064
		Hand/Machine Tools: 0.5%
10,200		Black & Decker Corp.	701,454
15,300		Snap-On, Inc.	763,776
			1,465,230
		Healthcare - Products: 1.9%
9,100		Baxter International, Inc.	537,082
38,500	@	Boston Scientific Corp.	484,715
7,000	@@	Covidien Ltd.	299,530
49,550		Johnson & Johnson	3,070,118
10,300	@	Medtronic, Inc.	508,408
9,400	@	St. Jude Medical, Inc.	404,012
2,200	L	Stryker Corp.	143,242
			5,447,107
		Healthcare - Services: 1.7%
18,300		Aetna, Inc.	907,680
15,100	@	Coventry Health Care, Inc.	783,237
7,350	@	Humana, Inc.	502,226
35,400	@	UnitedHealth Group, Inc.	1,645,392
13,300	@	WellPoint, Inc.	932,064
			4,770,599
		Household Products/Wares: 0.4%
5,200		Clorox Co.	302,588
13,600	@	Kimberly-Clark Corp.	886,448
			1,189,036
		Housewares: 0.1%
15,700		Newell Rubbermaid, Inc.	356,390
			356,390
		Insurance: 5.9%
27,600	@, @@	ACE Ltd.	1,552,224
28,200		Allstate Corp.	1,345,986
23,100	L	AMBAC Financial Group, Inc.	257,334
62,000		American International Group, Inc.	2,905,320

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
15,200		Assurant, Inc.	$950,760
77,700		Chubb Corp.	3,954,930
7,032		Hartford Financial Services Group, Inc.	491,537
8,400	@	Lincoln National Corp.	429,324
17,350		Metlife, Inc.	1,010,811
25,950		Prudential Financial, Inc.	1,893,572
6,100	@, L	Safeco Corp.	282,186
40,200	@	Travelers Cos., Inc.	1,865,682
			16,939,666
		Internet: 1.7%
10,700	@, L	Amazon.com, Inc.	689,829
17,800	@	eBay, Inc.	469,208
5,600	@, L	Expedia, Inc.	128,408
5,100	@	Google, Inc. - Class A	2,403,018
43,300	@	Symantec Corp.	729,172
17,100	@, L	Yahoo!, Inc.	475,038
			4,894,673
		Investment Companies: 0.1%
9,300	L	American Capital Strategies Ltd.	337,497
			337,497
		Iron/Steel: 0.5%
9,400	@	Nucor Corp.	606,958
7,200		United States Steel Corp.	780,840
			1,387,798
		Leisure Time: 0.1%
4,300		Carnival Corp.	169,205
			169,205
		Lodging: 0.2%
14,500	L	Starwood Hotels & Resorts Worldwide, Inc.	686,285
			686,285
		Machinery - Construction & Mining: 0.7%
27,300	L	Caterpillar, Inc.	1,974,609
			1,974,609
		Machinery - Diversified: 0.5%
19,400		Cummins, Inc.	977,372
4,200		Deere & Co.	357,882
			1,335,254
		Media: 2.4%
15,200	L	Clear Channel Communications, Inc.	486,400
22,600	@, L	DIRECTV Group, Inc.	566,130
10,600		McGraw-Hill Cos., Inc.	433,858
11,900	@	Viacom - Class B	473,025
128,450	L	Walt Disney Co.	4,163,065
1,300	@	Washington Post	941,200
			7,063,678
		Mining: 0.8%
22,900		Freeport-McMoRan Copper & Gold, Inc.	2,309,694
			2,309,694
		Miscellaneous Manufacturing: 5.2%
11,500	L	Cooper Industries Ltd.	482,195
44,100	L	Dover Corp.	1,830,591
21,100		Eaton Corp.	1,701,293
190,850		General Electric Co.	6,324,769
10,800		Honeywell International, Inc.	621,432
26,500	@	Illinois Tool Works, Inc.	1,300,355
25,750		Parker Hannifin Corp.	1,664,223
25,352	@, @@	Tyco International Ltd.	1,015,601
			14,940,459
		Oil & Gas: 12.7%
14,800		Anadarko Petroleum Corp.	943,352
90,134		Chevron Corp.	7,811,012
59,218		ConocoPhillips	4,897,921
17,300	@	Devon Energy Corp.	1,777,056
11,100	@	ENSCO International, Inc.	664,224
177,750	S	ExxonMobil Corp.	15,466,028
23,600		Marathon Oil Corp.	1,254,576
4,500		Noble Energy, Inc.	348,300
40,400	@	Occidental Petroleum Corp.	3,125,748
5,500		Valero Energy Corp.	317,735
			36,605,952
		Oil & Gas Services: 1.0%
12,200	@, L	National Oilwell Varco, Inc.	760,060
8,600	L	Schlumberger Ltd.	743,470
10,633	@, L	Transocean, Inc.	1,494,043
			2,997,573
		Pharmaceuticals: 5.2%
2,900	L	Allergan, Inc.	171,767
26,500	L	AmerisourceBergen Corp.	1,105,580
29,500		Bristol-Myers Squibb Co.	666,995
58,000		Eli Lilly & Co.	2,901,160
3,400	@	Express Scripts, Inc.	200,940
8,500	@	Forest Laboratories, Inc.	338,045
21,000	@	Gilead Sciences, Inc.	993,720

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
10,400	@	Medco Health Solutions, Inc.	$460,824
73,150	@	Merck & Co., Inc.	3,240,545
192,530		Pfizer, Inc.	4,289,568
12,700		Wyeth	553,974
			14,923,118
		Pipelines: 0.3%
21,100	@	Williams Cos., Inc.	760,022
			760,022
		Retail: 5.3%
8,700		Abercrombie & Fitch Co.	674,511
10,100	@	Autozone, Inc.	1,162,308
15,200	L	Best Buy Co., Inc.	653,752
26,900	@, L	Big Lots, Inc.	453,265
47,100	@, L	Coach, Inc.	1,428,072
29,500	L	Costco Wholesale Corp.	1,826,640
29,200		CVS Caremark Corp.	1,179,096
12,500	@	GameStop Corp.	529,500
54,200		Gap, Inc.	1,093,214
5,800		Lowe’s Cos., Inc.	139,026
21,550		McDonald’s Corp.	1,166,071
7,700	@, L	Polo Ralph Lauren Corp.	478,863
29,900	L	RadioShack Corp.	521,755
10,200	@, L	Starbucks Corp.	183,294
51,100	L	TJX Cos., Inc.	1,635,200
35,300	@	Wal-Mart Stores, Inc.	1,750,527
18,200	L	Wendy’s International, Inc.	441,896
			15,316,990
		Savings & Loans: 0.6%
115,600		Hudson City Bancorp., Inc.	1,834,572
			1,834,572
		Semiconductors: 1.9%
9,500		Applied Materials, Inc.	182,115
6,400	@, L	Broadcom Corp.	121,024
183,800		Intel Corp.	3,666,810
4,000	@, L	MEMC Electronic Materials, Inc.	305,120
24,850	@, L	Nvidia Corp.	531,542
27,700	L	Texas Instruments, Inc.	829,892
			5,636,503
		Software: 4.1%
4,200		Adobe Systems, Inc.	141,330
17,300	@	Autodesk, Inc.	537,857
25,450	@	BMC Software, Inc.	821,526
89,400	@	CA, Inc.	2,045,472
33,300		IMS Health, Inc.	749,583
199,350	@	Microsoft Corp.	5,426,300
112,900	@	Oracle Corp.	2,122,520
			11,844,588
		Telecommunications: 5.1%
143,114		AT&T, Inc.	4,984,661
21,600		CenturyTel, Inc.	781,704
134,250	@	Cisco Systems, Inc.	3,271,673
22,800		Corning, Inc.	529,644
40,600	@, L	JDS Uniphase Corp.	533,890
16,800	@, L	Juniper Networks, Inc.	450,576
20,900	@	Motorola, Inc.	208,373
36,600		Qualcomm, Inc.	1,550,742
15,500	@	Sprint Nextel Corp.	110,205
57,900	@, L	Tellabs, Inc.	380,982
55,000	@	Verizon Communications, Inc.	1,997,600
			14,800,050
		Transportation: 0.3%
6,100		CSX Corp.	295,972
9,100	L	Expeditors International Washington, Inc.	357,812
3,900	L	United Parcel Service, Inc. - Class B	273,936
			927,720
		Total Common Stock
		(Cost $255,257,171)	285,453,928
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Warehouse/Industrial: 0.2%
8,900	L	Prologis	479,532

		Total Real Estate Investment Trusts
		(Cost $523,977)	479,532
		Total Long-Term Investments
		(Cost $255,781,148)	285,933,460

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 29, 2008 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 13.8%
		Mutual Fund: 0.4%
1,275,000	**, S	ING Institutional Prime Money Market Fund		$1,275,000
		Total Mutual Fund
		(Cost $1,275,000)		1,275,000

Principal Amount				Value
		Repurchase Agreement: 0.4%
$1,050,000		Morgan Stanley Repurchase Agreement dated 02/29/08, 3.050%, due 03/03/08, $1,050,267 to be received upon repurchase (Collateralized by $1,070,000 Federal Home Loan Mortgage Corporation, 2.875%, Market Value plus accrued interest $1,075,948, due 04/30/10)		$1,050,000
		Total Repurchase Agreement
		(Cost $1,050,000)		1,050,000
		Securities Lending Collateral(cc): 13.0%
37,570,628		Bank of New York Mellon Corp. Institutional Cash Reserves		37,570,628
		Total Securities Lending Collateral
		(Cost $37,570,628)		37,570,628
		Total Short-Term Investments
		(Cost $39,895,628)		39,895,628
		Total Investments in Securities
		(Cost $295,676,776) *	112.8%	$325,829,088
		Other Assets and Liabilities - Net	(12.8)	(36,850,361)
		Net Assets	100.0%	$288,978,727
	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at February 29, 2008.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $301,641,260.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$40,789,700
		Gross Unrealized Depreciation		(16,601,872)
		Net Unrealized Appreciation		$24,187,828

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of February 29, 2008 (Unaudited) (continued)

ING Index Plus LargeCap Fund Open Futures Contracts on February 29, 2008

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
S&P 500	9	2,995,425	03/19/08	$(44,824)
S&P 500	1	333,325	06/19/08	(10,291)
				$(55,115)

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 96.3%
		Aerospace/Defense: 0.6%
17,800	@	BE Aerospace, Inc.	$610,540
14,095	@	DRS Technologies, Inc.	790,589
			1,401,129
		Agriculture: 0.3%
13,700	@, L	Universal Corp.	779,667
			779,667
		Airlines: 0.1%
6,900	@, L	Alaska Air Group, Inc.	168,360
24,000	@, L	JetBlue Airways Corp.	130,800
			299,160
		Apparel: 0.4%
30,300	@, L	Warnaco Group, Inc.	1,138,068
			1,138,068
		Auto Manufacturers: 0.7%
42,300	L	Oshkosh Truck Corp.	1,694,961
			1,694,961
		Auto Parts & Equipment: 0.7%
20,600	L	BorgWarner, Inc.	888,066
33,600	@, L	Lear Corp.	926,688
			1,814,754
		Banks: 3.1%
47,091		Associated Banc-Corp.	1,173,508
58,905	L	Cathay General Bancorp.	1,291,198
107,811	L	Colonial BancGroup, Inc.	1,302,357
30,900	L	First Community Bancorp., Inc.	880,650
2,700	@, L	SVB Financial Group	122,310
83,600	@, L	Synovus Financial Corp.	963,908
57,900	L	Webster Financial Corp.	1,619,463
15,900	L	Wilmington Trust Corp.	489,720
			7,843,114
		Beverages: 1.0%
14,400	@, L	Hansen Natural Corp.	597,600
74,579	@	PepsiAmericas, Inc.	1,886,849
			2,484,449
		Biotechnology: 1.6%
19,300	@, L	Affymetrix, Inc.	370,174
18,477	@, L	Invitrogen Corp.	1,561,122
119,400	@, L	Millennium Pharmaceuticals, Inc.	1,670,406
11,150	@, L	PDL BioPharma, Inc.	178,177
15,800	@, L	Vertex Pharmaceuticals, Inc.	276,500
			4,056,379
		Chemicals: 4.0%
17,000		Airgas, Inc.	826,030
3,592		Albemarle Corp.	136,280
40,300	L	Cabot Corp.	1,104,220
10,700		CF Industries Holdings, Inc.	1,306,256
9,100		Cytec Industries, Inc.	521,248
27,900		Ferro Corp.	449,190
33,222		Lubrizol Corp.	1,936,843
23,500		Minerals Technologies, Inc.	1,416,580
68,908		Olin Corp.	1,324,412
21,300	@, L	Terra Industries, Inc.	962,973
6,700	@, L	Valspar Corp.	145,323
			10,129,355
		Coal: 0.5%
22,500		Arch Coal, Inc.	1,149,525
			1,149,525
		Commercial Services: 5.0%
26,889	@, L	Alliance Data Systems Corp.	1,361,390
12,400	@, L	Avis Budget Group, Inc.	141,732
21,550	@, L	Career Education Corp.	320,018
17,550	@, W, L	ChoicePoint, Inc.	849,420
10,100	@	Corporate Executive Board Co.	410,161
6,400	L	Deluxe Corp.	133,312
14,000	L	DeVry, Inc.	615,160
34,400	@, L	Gartner, Inc.	650,504
11,563	@, L	ITT Educational Services, Inc.	638,509
8,600	@, L	Korn/Ferry International	144,996
30,087		Manpower, Inc.	1,705,933
35,873	@, L	MPS Group, Inc.	408,952
10,500	@, L	Navigant Consulting, Inc.	171,255
18,900	@	Pharmaceutical Product Development, Inc.	851,823
27,400	@	Rent-A-Center, Inc.	469,910
50,126	L	Rollins, Inc.	884,724
59,700	@	Service Corp. International	644,760
22,800	@	Sotheby’s	768,816

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
4,600		Strayer Education, Inc.	$716,220
14,200	@, L	United Rentals, Inc.	285,420
53,900	@, L	Valassis Communications, Inc.	604,758
			12,777,773
		Computers: 3.3%
74,900	@, L	Cadence Design Systems, Inc.	795,438
5,100	L	Diebold, Inc.	123,012
32,500	@, L	DST Systems, Inc.	2,283,450
15,300	L	Jack Henry & Associates, Inc.	360,009
61,300	@, L	NCR Corp.	1,358,408
12,668	@, L	SRA International, Inc.	304,032
54,570	@	Synopsys, Inc.	1,266,570
59,186	@	Western Digital Corp.	1,827,072
			8,317,991
		Cosmetics/Personal Care: 0.3%
26,700	L	Alberto-Culver Co.	715,560
			715,560
		Distribution/Wholesale: 0.9%
18,300	L	Fastenal Co.	744,078
22,283	@	Ingram Micro, Inc.	340,261
35,500	@	Tech Data Corp.	1,183,925
			2,268,264
		Diversified Financial Services: 1.6%
60,900	L	Eaton Vance Corp.	1,939,665
19,900	L	Jefferies Group, Inc.	353,225
82,638	@, L	Raymond James Financial, Inc.	1,856,876
			4,149,766
		Electric: 3.6%
36,745		Alliant Energy Corp.	1,276,521
108,650	@	Aquila, Inc.	354,199
38,400		Energy East Corp.	1,023,360
66,364	@	MDU Resources Group, Inc.	1,742,719
87,663		Northeast Utilities	2,224,010
7,330		NSTAR	226,497
15,509	@	OGE Energy Corp.	503,577
29,846	@	Puget Energy, Inc.	796,888
20,000	@	SCANA Corp.	757,400
18,500		Sierra Pacific Resources	238,835
3,000		Wisconsin Energy Corp.	130,860
			9,274,866
		Electrical Components & Equipment: 1.2%
20,757	W	Ametek, Inc.	884,041
5,800	@	Energizer Holdings, Inc.	538,414
33,600	@	Hubbell, Inc.	1,524,432
			2,946,887
		Electronics: 2.9%
13,406		Amphenol Corp.	495,620
50,600	@	Arrow Electronics, Inc.	1,650,066
47,300	@	Avnet, Inc.	1,594,483
42,700	@	Gentex Corp.	688,324
43,810		National Instruments Corp.	1,132,927
35,787	@, L	Thomas & Betts Corp.	1,436,848
8,219	@, L	Varian, Inc.	445,059
			7,443,327
		Engineering & Construction: 1.7%
13,200	@	Dycom Industries, Inc.	151,008
38,300	@, L	Granite Construction, Inc.	1,156,277
52,500	@	KBR, Inc.	1,749,825
32,600	@	URS Corp.	1,313,128
			4,370,238
		Entertainment: 0.5%
9,900		International Speedway Corp.	394,416
43,450	@, L	Macrovision Corp.	664,351
5,900	@, L	Scientific Games Corp.	121,953
			1,180,720
		Environmental Control: 0.0%
2,800	L	Mine Safety Appliances Co.	112,308
			112,308
		Food: 1.3%
19,600		Corn Products International, Inc.	719,516
8,170		Hormel Foods Corp.	333,826
46,800	@	Ruddick Corp.	1,509,300
28,200	@, L	Smithfield Foods, Inc.	776,910
			3,339,552
		Forest Products & Paper: 0.3%
8,600	@	Potlatch Corp.	354,922
26,900		Temple-Inland, Inc.	369,337
			724,259
		Gas: 1.8%
37,100		Energen Corp.	2,226,000
15,450	L	Vectren Corp.	398,147
62,200	@, L	WGL Holdings, Inc.	1,940,018
			4,564,165

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Hand/Machine Tools: 0.5%
14,500		Kennametal, Inc.	$440,365
10,600	@	Lincoln Electric Holdings, Inc.	711,684
			1,152,049
		Healthcare - Products: 4.9%
57,930		Densply International, Inc.	2,261,587
24,412	@, L	Edwards Lifesciences Corp.	1,064,607
10,664	@	Gen-Probe, Inc.	509,846
27,622	@, L	Henry Schein, Inc.	1,652,348
10,900	@	Hillenbrand Industries, Inc.	571,923
25,208	@, L	Hologic, Inc.	1,520,294
9,000	@	Intuitive Surgical, Inc.	2,537,280
17,500	@, L	Kinetic Concepts, Inc.	899,325
9,600	@, L	Resmed, Inc.	388,704
16,400	L	Steris Corp.	403,768
7,900	@, L	Techne Corp.	540,281
			12,349,963
		Healthcare - Services: 1.9%
12,000	@, L	Apria Healthcare Group, Inc.	260,520
16,600	@, W, L	Covance, Inc.	1,401,206
43,000	@	Health Net, Inc.	1,889,420
22,863	@, L	Lincare Holdings, Inc.	743,048
10,100	@, L	WellCare Health Plans, Inc.	482,174
			4,776,368
		Home Builders: 2.1%
24,400	@, L	Hovnanian Enterprises, Inc.	222,284
28,200	L	MDC Holdings, Inc.	1,181,016
2,600	@, L	NVR, Inc.	1,405,768
5,300	@, L	Ryland Group, Inc.	149,937
43,450	@, L	Thor Industries, Inc.	1,324,356
43,900	@, L	Toll Brothers, Inc.	931,119
			5,214,480
		Home Furnishings: 0.3%
58,500	L	Furniture Brands International, Inc.	760,500
			760,500
		Household Products/Wares: 0.8%
63,355	L	American Greetings Corp.	1,192,341
13,750	L	Blyth, Inc.	272,663
17,543	@	Tupperware Corp.	639,969
			2,104,973
		Insurance: 6.1%
64,256		American Financial Group, Inc.	1,662,303
59,052	L	Brown & Brown, Inc.	1,052,897
11,600	L	Commerce Group, Inc.	420,384
36,481	@@, S	Everest Re Group Ltd.	3,534,279
29,100	@	Fidelity National Title Group, Inc.	512,451
6,700		First American Corp.	233,361
27,725		Hanover Insurance Group, Inc.	1,211,305
72,453	@	HCC Insurance Holdings, Inc.	1,743,219
11,103	@	Mercury General Corp.	506,297
49,300	@, L	PMI Group, Inc.	358,411
15,658		Protective Life Corp.	604,242
17,535		Stancorp Financial Group, Inc.	860,793
26,653	L	Unitrin, Inc.	948,847
67,493		WR Berkley Corp.	1,943,123
			15,591,912
		Internet: 1.1%
17,300	@, L	Avocent Corp.	289,429
10,000	@, L	Digital River, Inc.	326,300
49,150	@	McAfee, Inc.	1,635,221
11,200	@, L	NetFlix, Inc.	353,696
7,600	@, L	Valueclick, Inc.	146,756
			2,751,402
		Iron/Steel: 1.5%
12,400		Carpenter Technology Corp.	779,092
8,500	L	Cleveland-Cliffs, Inc.	1,015,410
25,100	@	Reliance Steel & Aluminum Co.	1,392,046
11,254	@, L	Steel Dynamics, Inc.	655,658
			3,842,206
		Leisure Time: 0.5%
78,700		Callaway Golf Co.	1,199,388
			1,199,388
		Machinery - Construction & Mining: 0.7%
25,400	@, L	Joy Global, Inc.	1,685,798
			1,685,798
		Machinery - Diversified: 3.0%
30,500	@, L	AGCO Corp.	1,978,230
9,200	@	Flowserve Corp.	1,001,880
4,800	@, L	Graco, Inc.	166,608
62,400		IDEX Corp.	1,881,984
23,700	@	Roper Industries, Inc.	1,336,680
12,500	L	Wabtec Corp.	432,625
26,100	@, L	Zebra Technologies Corp.	869,652
			7,667,659

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Media: 0.3%
21,300	@, L	Scholastic Corp.	$742,731
			742,731
		Metal Fabricate/Hardware: 0.6%
30,700		Commercial Metals Co.	935,122
37,100	@, L	Worthington Industries	652,589
			1,587,711
		Miscellaneous Manufacturing: 3.0%
26,628	L	Aptargroup, Inc.	998,017
5,200		Brink’s Co.	348,036
18,600		Carlisle Cos., Inc.	679,458
40,018		Crane Co.	1,649,942
16,800		Donaldson Co., Inc.	708,288
5,600	@	Harsco Corp.	316,344
5,100	L	Matthews International Corp. - Class A	228,786
35,948		Pentair, Inc.	1,172,624
8,300	@	SPX Corp.	849,090
11,147	@	Teleflex, Inc.	630,363
			7,580,948
		Office Furnishings: 0.8%
35,503	L	Herman Miller, Inc.	1,059,054
36,751	L	HNI, Corp.	1,086,360
			2,145,414
		Oil & Gas: 6.3%
3,600	@, L	Bill Barrett Corp.	166,824
23,600	L	Cimarex Energy Co.	1,243,720
65,800	@	Denbury Resources, Inc.	2,098,362
27,900	@, L	Encore Acquisition Co.	1,026,720
33,400	@, L	Forest Oil Corp.	1,647,622
29,700	@	Frontier Oil Corp.	1,060,587
30,518	@, L	Helmerich & Payne, Inc.	1,368,122
12,850	@	Newfield Exploration Co.	711,633
34,200	@	Patterson-UTI Energy, Inc.	811,566
7,800	@	Pioneer Natural Resources Co.	349,362
19,597	@, L	Plains Exploration & Production Co.	1,058,238
64,300	@	Pride International, Inc.	2,278,792
10,600	@, L	Quicksilver Resources, Inc.	364,640
29,700	@, L	Southwestern Energy Co.	1,937,331
			16,123,519
		Oil & Gas Services: 2.1%
25,400	@, L	Exterran Holdings, Inc.	1,769,110
26,600	@, L	FMC Technologies, Inc.	1,507,156
32,150	@	Grant Prideco, Inc.	1,622,611
11,500	@, L	Superior Energy Services	467,935
			5,366,812
		Packaging & Containers: 0.6%
11,500	@	Packaging Corp. of America	262,085
47,341		Sonoco Products Co.	1,333,596
			1,595,681
		Pharmaceuticals: 2.6%
18,474	@, L	Cephalon, Inc.	1,114,721
45,600	@	Endo Pharmaceuticals Holdings, Inc.	1,197,456
32,500	@, L	Medicis Pharmaceutical Corp.	666,575
15,600	@	NBTY, Inc.	445,536
23,300	@	Omnicare, Inc.	488,834
12,500	@, L	Par Pharmaceutical Cos., Inc.	221,125
30,300	L	Perrigo Co.	1,012,626
23,500	@, L	Sepracor, Inc.	504,545
27,917	@, L	VCA Antech, Inc.	896,415
			6,547,833
		Pipelines: 1.9%
6,400		Equitable Resources, Inc.	394,368
40,500	@	National Fuel Gas Co.	1,905,525
54,400		Oneok, Inc.	2,533,403
			4,833,296
		Real Estate: 0.2%
5,800	L	Jones Lang LaSalle, Inc.	443,062
			443,062
		Retail: 5.6%
7,200		Advance Auto Parts, Inc.	241,488
20,250	@, L	Aeropostale, Inc.	543,915
48,400	@	American Eagle Outfitters	1,034,308
19,100	@, L	AnnTaylor Stores Corp.	458,782
17,150		Barnes & Noble, Inc.	482,258
21,300	@, L	BJ’s Wholesale Club, Inc.	672,228
12,700		Bob Evans Farms, Inc.	367,665
13,900	@, L	Carmax, Inc.	255,204
47,300	@, L	Chico’s FAS, Inc.	440,363
7,700	@, L	Chipotle Mexican Grill, Inc.	764,610
9,500	@, L	Collective Brands, Inc.	149,815
14,900	@	Copart, Inc.	620,734
13,720	@, L	Dick’s Sporting Goods, Inc.	378,398

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
49,743	@	Dollar Tree Stores, Inc.	$1,334,605
16,600		Foot Locker, Inc.	204,180
10,500		Guess ?, Inc.	431,865
43,500	@, L	Hanesbrands, Inc.	1,265,850
12,200		MSC Industrial Direct Co.	495,076
6,100	@, L	O’Reilly Automotive, Inc.	164,456
25,000	L	Phillips-Van Heusen	912,750
41,700	L	Regis Corp.	1,044,585
30,865		Ross Stores, Inc.	859,590
39,200	@, L	Urban Outfitters, Inc.	1,128,176
			14,250,901
		Savings & Loans: 0.6%
37,900		Astoria Financial Corp.	991,843
54,318	L	First Niagara Financial Group, Inc.	620,312
			1,612,155
		Semiconductors: 1.9%
36,300	@	Atmel Corp.	117,975
10,500	@, L	Cree, Inc.	324,450
9,600	@, L	Cypress Semiconductor Corp.	208,704
65,400	@	Fairchild Semiconductor International, Inc.	729,210
41,600	@, L	International Rectifier Corp.	947,232
10,700		Intersil Corp.	248,989
32,161	@	Lam Research Corp.	1,294,159
48,700	@, L	Semtech Corp.	620,438
9,100	@	Silicon Laboratories, Inc.	281,645
			4,772,802
		Software: 3.1%
71,800	@, L	Activision, Inc.	1,956,550
13,800		Acxiom Corp.	175,398
9,600	@, L	Advent Software, Inc.	431,424
18,000	@	Broadridge Financial Solutions ADR	344,700
24,600	@, L	Cerner Corp.	1,068,870
12,217	@, L	CSG Systems International	138,663
17,138		Dun & Bradstreet Corp.	1,496,833
6,700		Global Payments, Inc.	265,789
22,400	@	Metavante Technologies, inc.	485,408
62,900	L	MoneyGram International, Inc.	230,214
7,900	@	Parametric Technology Corp.	120,949
42,131	@, L	Sybase, Inc.	1,121,527
			7,836,325
		Telecommunications: 3.4%
98,991	@	3Com Corp.	325,680
32,800	@, L	ADC Telecommunications, Inc.	448,376
172,705	@, L	Cincinnati Bell, Inc.	670,095
15,488	@, L	CommScope, Inc.	648,637
38,400	@, L	Foundry Networks, Inc.	455,808
40,331	@, L	Harris Corp.	1,969,363
60,300	@, L	NeuStar, Inc.	1,547,298
25,100		Plantronics, Inc.	473,386
109,000	@, L	RF Micro Devices, Inc.	343,350
38,723	@	Telephone & Data Systems, Inc.	1,816,109
			8,698,102
		Textiles: 0.7%
23,443	@, L	Mohawk Industries, Inc.	1,674,065
			1,674,065
		Transportation: 1.8%
29,680		Con-way, Inc.	1,344,801
7,500	@, L	Kansas City Southern	268,500
9,100	L	Overseas Shipholding Group	570,752
44,500	@	Tidewater, Inc.	2,498,675
			4,682,728
		Total Common Stock
		(Cost $229,222,157)	244,567,020
REAL ESTATE INVESTMENT TRUSTS: 2.9%
		Diversified: 0.1%
7,900	L	Duke Realty Corp.	181,068
			181,068
		Hotels: 0.8%
57,700	L	Hospitality Properties Trust	2,096,241
			2,096,241
		Regional Malls: 0.6%
21,600	L	Macerich Co.	1,382,400
			1,382,400
		Shopping Centers: 0.3%
14,100	L	Regency Centers Corp.	836,835
			836,835
		Single Tenant: 0.2%
25,800	L	Realty Income Corp.	593,658
			593,658

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Warehouse/Industrial: 0.9%
47,300	@	AMB Property Corp.	$2,373,514
			2,373,514
		Total Real Estate Investment Trusts
		(Cost $8,169,929)	7,463,716
		Total Long-Term Investments
		(Cost $237,392,086)	252,030,736

SHORT-TERM INVESTMENTS: 30.1%
		Mutual Fund: 0.3%
875,000	**	ING Institutional Prime Money Market Fund		875,000
		Total Mutual Fund
		(Cost $875,000)		875,000

Principal Amount				Value
		Repurchase Agreement: 0.4%
$1,051,000		Deutsche Bank Repurchase Agreement dated 02/29/08, 3.090%, due 03/03/08, $1,051,271 to be received upon repurchase (Collateralized by $1,068,000 Federal National Mortgage Association, 2.500%, Market Value plus accrued interest $1,072,826, due 06/15/08)		$1,051,000
		Total Repurchase Agreement
		(Cost $1,051,000)		1,051,000
		Securities Lending Collateral(cc): 29.4%
74,597,159		Bank of New York Mellon Corp. Institutional Cash Reserves		74,597,159
		Total Securities Lending Collateral
		(Cost $74,597,159)		74,597,159
		Total Short-Term Investments
		(Cost $76,523,159)		76,523,159
		Total Investments in Securities
		(Cost $313,915,245) *	129.3%	$328,553,895
		Other Assets and Liabilities - Net	(29.3)	(74,503,997)
		Net Assets	100.0%	$254,049,898
	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at February 29, 2008.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $318,185,076.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$28,495,476
		Gross Unrealized Depreciation		(18,126,657)
		Net Unrealized Appreciation		$10,368,819

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of February 29, 2008 (Unaudited) (continued)

ING Index Plus MidCap Fund Open Futures Contracts on February 29, 2008

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
S&P MidCap 400 Index	5	1,973,500	03/19/08	$(34,298)
				$(34,298)

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 96.3%
		Advertising: 0.2%
7,652	@, L	inVentiv Health, Inc.	$243,334
			243,334
		Aerospace/Defense: 1.5%
16,500		Curtiss-Wright Corp.	693,990
9,050	@	Esterline Technologies Corp.	474,220
2,200	@	Moog, Inc.	90,288
9,800	@	Teledyne Technologies, Inc.	435,120
			1,693,618
		Agriculture: 0.2%
4,300	L	Andersons, Inc.	198,918
			198,918
		Airlines: 0.6%
28,717	@	Skywest, Inc.	635,220
			635,220
		Apparel: 2.2%
20,270	@, L	CROCS, Inc.	492,966
3,500	@, L	Deckers Outdoor Corp.	387,240
29,550	@, L	Iconix Brand Group, Inc.	614,049
3,800	@, L	Maidenform Brands, Inc.	47,006
5,700	L	Oxford Industries, Inc.	120,498
6,050	@	Skechers USA, Inc.	128,805
7,100	@, L	Volcom, Inc.	140,367
19,223	@	Wolverine World Wide, Inc.	509,410
			2,440,341
		Auto Manufacturers: 0.3%
35,950	@	Wabash National Corp.	284,005
			284,005
		Banks: 5.3%
61,400	L	Bank Mutual Corp.	660,050
32,700	L	Boston Private Financial Holdings, Inc.	450,279
13,800	L	Cascade Bancorp.	140,208
25,780	L	Central Pacific Financial Corp.	476,672
6,700		Community Bank System, Inc.	148,070
19,241	L	East-West Bancorp., Inc.	361,923
15,304	L	Frontier Financial Corp.	229,254
19,300	L	Glacier Bancorp., Inc.	331,767
22,633	L	Hanmi Financial Corp.	172,690
15,800	L	Nara Bancorp., Inc.	173,168
18,500	L	National Penn Bancshares, Inc.	296,185
15,400	L	Old National Bancorp.	239,008
19,400	@, L	Prosperity Bancshares, Inc.	512,160
5,851	@, @@	Royal Bank of Canada	293,131
9,150	@	Signature Bank	242,475
8,300	@	Sterling Bancorp.	116,864
6,400	@	Sterling Financial Corp.	95,296
2,800	L	Susquehanna Bancshares, Inc.	55,692
39,279	@, L	UCBH Holdings, Inc.	443,460
3,700	@, L	United Community Banks, Inc.	52,688
2,559	@	Whitney Holding Corp.	61,442
11,700	L	Wintrust Financial Corp.	394,875
			5,947,357
		Biotechnology: 0.9%
10,800	@, L	CryoLife, Inc.	101,628
10,800	@, L	Enzo Biochem, Inc.	101,736
2,850	@, L	Lifecell Corp.	114,998
10,300	@, L	Martek Biosciences Corp.	295,198
16,203	@, L	Regeneron Pharmaceuticals, Inc.	320,333
5,600	@, L	Savient Pharmaceuticals, Inc.	127,008
			1,060,901
		Building Materials: 2.1%
13,850	L	Apogee Enterprises, Inc.	213,152
10,850	@, L	Drew Industries, Inc.	292,516
28,974		Gibraltar Industries, Inc.	316,686
13,192	@, L	Lennox International, Inc.	496,547
19,250	@, L	NCI Building Systems, Inc.	584,045
5,500	@, L	Simpson Manufacturing Co., Inc.	131,780
3,500	L	Texas Industries, Inc.	201,600
2,564	L	Universal Forest Products, Inc.	71,228
			2,307,554
		Chemicals: 1.3%
26,300	@, L	Georgia Gulf Corp.	159,378
13,816		HB Fuller Co.	314,314
3,300	@	NewMarket Corp.	220,935
5,000	@	OM Group, Inc.	302,650
13,700	@	PolyOne Corp.	89,050
7,196	@	Quaker Chemical Corp.	169,106

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
5,300		Schulman A, Inc.	$108,332
13,500		Tronox, Inc.	59,535
4,700	L	Zep, Inc.	73,790
			1,497,090
		Coal: 1.1%
23,100	@	Massey Energy Co.	883,806
6,500	@, L	Patriot Coal Corp.	349,050
			1,232,856
		Commercial Services: 4.3%
7,139		Administaff, Inc.	176,048
7,600	@, L	AMN Healthcare Services, Inc.	123,044
10,990	@	Arbitron, Inc.	460,701
3,050	@, L	Bankrate, Inc.	128,893
8,980		Bowne & Co., Inc.	119,165
6,150	@	Bright Horizons Family Solutions, Inc.	276,627
6,000		CDI Corp.	136,500
8,641	L	Chemed Corp.	412,262
1,466	@	Consolidated Graphics, Inc.	77,977
8,976	L	Heidrick & Struggles International, Inc.	307,248
2,600	@, L	HMS Holdings Corp.	71,136
2,005	@, L	Kendle International, Inc.	89,844
12,752	@, L	Live Nation, Inc.	151,366
12,800	L	MAXIMUS, Inc.	464,896
24,400	@, L	On Assignment, Inc.	151,036
4,200	@	Parexel International Corp.	230,790
2,650	@, L	Pharmanet Development Group	76,400
4,612	@, L	Pre-Paid Legal Services, Inc.	219,762
24,871	@, L	Spherion Corp.	161,164
18,366	@, L	TrueBlue, Inc.	229,391
6,360	@, L	Volt Information Sciences, Inc.	102,205
11,864	@	Watson Wyatt Worldwide, Inc.	629,385
			4,795,840
		Computers: 2.2%
2,550	@	Ansoft Corp.	62,016
10,364	@	CACI International, Inc.	452,492
23,106	@	Ciber, Inc.	106,288
9,000	@, L	Mercury Computer Systems, Inc.	57,690
27,020	@	Micros Systems, Inc.	865,721
6,400	@	MTS Systems Corp.	199,616
11,200	@	Radiant Systems, Inc.	159,936
4,500	@, L	Stratasys, Inc.	84,420
12,700	@	SYKES Enterprises, Inc.	213,233
10,250	@, L	Synaptics, Inc.	274,598
			2,476,010
		Cosmetics/Personal Care: 0.5%
7,400	@, L	Chattem, Inc.	576,460
			576,460
		Distribution/Wholesale: 2.5%
25,850	@	Brightpoint, Inc.	267,289
15,800	L	Building Materials Holding Corp.	91,324
20,300	@	Fossil, Inc.	653,254
37,700	@, L	LKQ Corp.	800,748
2,050	@	Owens & Minor, Inc.	88,089
3,200	@, L	Scansource, Inc.	108,704
13,100	@, L	United Stationers, Inc.	646,616
3,850	L	Watsco, Inc.	146,300
			2,802,324
		Diversified Financial Services: 1.6%
5,400	L	Financial Federal Corp.	116,370
13,161	@	Investment Technology Group, Inc.	613,039
12,749	@, L	LaBranche & Co., Inc.	59,155
10,500	@	OptionsXpress Holdings, Inc.	243,180
3,387	@, L	Piper Jaffray Cos.	131,179
9,250	@, L	Portfolio Recovery Associates, Inc.	337,810
15,471	@, L	SWS Group, Inc.	176,215
4,178	@, L	World Acceptance, Corp.	126,928
			1,803,876
		Electric: 0.3%
2,540	L	Central Vermont Public Service Corp.	60,833
5,800		Cleco Corp.	132,878
4,000	@	Unisource Energy Corp.	94,600
			288,311
		Electrical Components & Equipment: 0.8%
11,600		Belden CDT, Inc.	455,880
12,574	@, L	Greatbatch, Inc.	268,706
6,855	@	Littelfuse, Inc.	213,670
			938,256
		Electronics: 5.6%
3,700		Analogic Corp.	216,487
41,350	@	Benchmark Electronics, Inc.	694,680
13,500	L	Brady Corp.	412,830
11,814	@, L	Checkpoint Systems, Inc.	285,899
15,920		CTS Corp.	154,424

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
11,582		Cubic Corp.	$296,152
7,032	@, L	Cymer, Inc.	199,217
5,235	@	Dionex Corp.	386,448
11,000	@, L	Electro Scientific Industries, Inc.	178,090
8,500	@, L	Faro Technologies, Inc.	278,375
25,400	@	Flir Systems, Inc.	722,884
4,540	@, L	Itron, Inc.	432,798
8,750	@	LoJack Corp.	109,200
19,888		Methode Electronics, Inc.	211,807
7,412	@	Park Electrochemical Corp.	174,553
8,120	@, L	Planar Systems, Inc.	37,839
8,900	@	Plexus Corp.	220,453
17,350	@	Technitrol, Inc.	381,874
22,476	@	Trimble Navigation Ltd.	614,494
21,086	@, L	TTM Technologies, Inc.	232,368
2,608	L	Woodward Governor Co.	74,511
			6,315,383
		Energy - Alternate Sources: 0.4%
32,823	@, L	Headwaters, Inc.	402,410
			402,410
		Engineering & Construction: 2.0%
36,794	@, L	EMCOR Group, Inc.	886,367
21,050	@, S	Shaw Group, Inc.	1,355,199
			2,241,566
		Entertainment: 0.1%
11,500	@, L	Shuffle Master, Inc.	94,760
			94,760
		Environmental Control: 0.4%
14,882	@, L	Waste Connections, Inc.	451,818
			451,818
		Food: 2.0%
20,928		Flowers Foods, Inc.	474,228
6,900	@, L	Great Atlantic & Pacific Tea Co.	186,852
16,266	@, L	Hain Celestial Group, Inc.	439,182
3,900	@	Nash Finch Co.	136,773
8,500	@	Performance Food Group Co.	276,250
7,462	@	Ralcorp Holdings, Inc.	413,768
10,462	@, L	TreeHouse Foods, Inc.	231,943
3,700	@, L	United Natural Foods, Inc.	62,604
			2,221,600
		Forest Products & Paper: 1.2%
34,842	@	Buckeye Technologies, Inc.	376,642
6,050		Neenah Paper, Inc.	157,603
24,730	L	Rock-Tenn Co.	663,506
2,957	L	Schweitzer-Mauduit International, Inc.	67,922
12,753	L	Wausau Paper Corp.	99,984
			1,365,657
		Gas: 4.0%
8,907		Atmos Energy Corp.	231,582
17,100	@	Laclede Group, Inc.	583,965
15,456	@	New Jersey Resources Corp.	711,131
14,711	L	Northwest Natural Gas Co.	618,450
17,000	@, L	Piedmont Natural Gas Co.	418,200
5,850	@	South Jersey Industries, Inc.	199,895
41,650	L	Southern Union Co.	1,071,219
24,808	@	UGI Corp.	635,333
			4,469,775
		Hand/Machine Tools: 0.9%
12,950		Baldor Electric Co.	371,277
17,050	@	Regal-Beloit Corp.	629,486
			1,000,763
		Healthcare - Products: 4.4%
5,000	@	Abaxism, Inc.	145,700
12,600	@, L	American Medical Systems Holdings, Inc.	183,834
6,600	@, L	Arthrocare Corp.	264,990
7,650	L	Cooper Cos., Inc.	261,554
9,300	@, L	Cyberonics	119,970
1,250	@	Haemonetics Corp.	72,625
11,950	@, L	ICU Medical, Inc.	320,738
11,378	@	Idexx Laboratories, Inc.	631,138
14,259	@	Immucor, Inc.	424,918
5,450	@, L	Invacare Corp.	136,032
2,700	@	Kensey Nash Corp.	73,305
10,990	@, L	LCA-Vision, Inc.	151,442
6,280	L	Mentor Corp.	186,265
5,900		Meridian Bioscience, Inc.	202,193
6,000	@	Merit Medical Systems, Inc.	95,100
9,007	@	Osteotech, Inc.	39,361
9,750	@, L	Palomar Medical Technologies, Inc.	129,773
3,200	@, L	PSS World Medical, Inc.	56,000
13,958	@	Respironics, Inc.	916,761
1,380	@, L	SurModics, Inc.	60,955
4,550	@, L	Symmetry Medical, Inc.	80,990

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
1,200	L	Vital Signs, Inc.	$61,020
7,500	@, L	West Pharmaceutical Services, Inc.	309,750
			4,924,414
		Healthcare - Services: 2.9%
5,550	@	Amedisys, Inc.	237,429
17,523	@, L	AMERIGROUP Corp.	630,828
13,031	@, L	Amsurg Corp.	313,917
11,711	@	Centene Corp.	209,861
3,600	@	Gentiva Health Services, Inc.	77,616
9,140	@, L	Healthways, Inc.	313,959
4,100	@, L	Matria Healthcare, Inc.	102,992
8,200	@, L	Molina Healthcare, Inc.	259,530
9,400	@	Odyssey HealthCare, Inc.	82,156
10,730	@	Pediatrix Medical Group, Inc.	708,287
3,800	@, L	RehabCare Group, Inc.	76,000
7,666	@, L	Sunrise Senior Living, Inc.	209,895
			3,222,470
		Home Builders: 0.4%
14,331	@, L	Champion Enterprises, Inc.	127,259
13,200	@, L	M/I Homes, Inc.	217,668
6,490	@, L	Winnebago Industries	130,254
			475,181
		Home Furnishings: 0.4%
15,435	L	Ethan Allen Interiors, Inc.	420,449
3,750	@, L	Universal Electronics, Inc.	85,125
			505,574
		Household Products/Wares: 0.1%
2,050	L	WD-40 Co.	63,714
			63,714
		Housewares: 0.5%
11,215	@	Toro Co.	540,339
			540,339
		Insurance: 5.1%
16,417		Delphi Financial Group	495,137
1,700	@	Hilb Rogal & Hobbs Co.	52,054
1,620	@	Infinity Property & Casualty Corp.	65,075
1,700	L	Landamerica Financial Group, Inc.	62,594
3,200	@	Navigators Group, Inc.	175,136
28,877	@	Philadelphia Consolidated Holding Co.	979,508
14,981	@	Presidential Life Corp.	251,082
17,299	@	ProAssurance Corp.	919,788
15,184	@, L	RLI Corp.	793,060
9,394		Safety Insurance Group, Inc.	348,423
24,110	L	Selective Insurance Group	572,854
2,000	@	Tower Group, Inc.	56,820
15,950		United Fire & Casualty Co.	547,883
11,540	@, L	Zenith National Insurance Corp.	393,283
			5,712,697
		Internet: 2.3%
13,440	@, L	Blue Coat Systems, Inc.	315,571
9,100	@, L	Blue Nile, Inc.	401,856
22,145	@, L	Cybersource Corp.	323,538
6,550	@, L	DealerTrack Holdings, Inc.	134,079
6,700	@	Infospace, Inc.	68,273
18,120	@, L	j2 Global Communications, Inc.	389,942
4,400	@, L	Knot, Inc.	50,820
17,700	@, L	Perficient, Inc.	149,565
25,479	@, L	Secure Computing Corp.	206,889
12,961	@	Stamps.com, Inc.	114,705
17,434	L	United Online, Inc.	173,991
11,430	@, L	Websense, Inc.	222,542
			2,551,771
		Leisure Time: 0.8%
15,800	L	Polaris Industries, Inc.	603,244
7,450	@, L	WMS Industries, Inc.	282,877
			886,121
		Lodging: 0.0%
2,600	@, L	Monarch Casino & Resort, Inc.	43,212
			43,212
		Machinery - Diversified: 1.6%
13,371		Applied Industrial Technologies, Inc.	369,574
2,950	L	Briggs & Stratton Corp.	52,717
3,000	L	Cascade Corp.	134,400
13,200		Cognex Corp.	255,156
17,293	@	Gardner Denver, Inc.	638,285
5,150	@, L	Intevac, Inc.	66,126
950	L	Lindsay Manufacturing Co.	74,689
7,518		Robbins & Myers, Inc.	255,988
			1,846,935
		Media: 0.2%
4,036		Factset Research Systems, Inc.	212,455
			212,455

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware: 1.2%
5,080	L	AM Castle & Co.	$112,928
550	@	Kaydon Corp.	23,491
1,707		Lawson Products	43,358
17,200		Mueller Industries, Inc.	494,156
10,215	@	Quanex Corp.	525,562
1,150	@, L	Valmont Industries, Inc.	91,885
			1,291,380
		Mining: 0.4%
5,800		Amcol International Corp.	167,156
5,050	@, L	Brush Engineered Materials, Inc.	140,289
2,550	@, L	RTI International Metals, Inc.	139,919
			447,364
		Miscellaneous Manufacturing: 2.8%
21,021		Acuity Brands, Inc.	933,543
5,875	L	AO Smith Corp.	214,026
18		Aptargroup, Inc.	675
10,150		Barnes Group, Inc.	230,811
10,095	@, L	Ceradyne, Inc.	314,055
12,150	L	Clarcor, Inc.	434,970
15,600	@, L	EnPro Industries, Inc.	460,668
10,400	@, L	Griffon Corp.	92,040
7,630	@	Lydall, Inc.	77,750
12,750	@	Myers Industries, Inc.	155,168
22,220	@, L	Sturm Ruger & Co., Inc.	175,538
			3,089,244
		Office Furnishings: 0.2%
10,525	@	Interface, Inc.	176,399
			176,399
		Oil & Gas: 3.9%
9,000	@	Atwood Oceanics, Inc.	837,810
14,452		Cabot Oil & Gas Corp.	718,987
1,500		Penn Virginia Corp.	63,840
10,000	@, L	Petroquest Energy, Inc.	157,600
18,500	@, L	Pioneer Drilling Co.	248,085
14,300		St. Mary Land & Exploration Co.	527,384
12,700	@, L	Stone Energy Corp.	644,652
11,497	@, L	Swift Energy Co.	548,752
11,342	@	Unit Corp.	625,511
			4,372,621
		Oil & Gas Services: 3.8%
5,500	@, L	Basic Energy Services, Inc.	116,380
6,588	@	Dril-Quip, Inc.	308,187
21,903	@	Helix Energy Solutions Group, Inc.	771,424
7,300	@, L	Hornbeck Offshore Services, Inc.	327,989
11,900	@, L	ION Geophysical Corp.	158,151
6,439		Lufkin Industries, Inc.	368,053
1,400	@	NATCO Group, Inc.	66,710
18,520	@	Oceaneering International, Inc.	1,111,200
5,949	@, L	SEACOR Holdings, Inc.	571,045
7,990	@	W-H Energy Services, Inc.	502,331
			4,301,470
		Packaging & Containers: 0.0%
9,600	L	Chesapeake Corp.	33,600
			33,600
		Pharmaceuticals: 1.2%
3,550	@, L	Alpharma, Inc.	89,389
10,350	@, L	HealthExtras, Inc.	285,143
7,100	@, L	Noven Pharmaceuticals, Inc.	96,276
14,250	@, L	PetMed Express, Inc.	163,163
21,400	@, L	Salix Pharmaceuticals Ltd.	144,450
8,940	@, L	Sciele Pharma, Inc.	185,058
16,510	@	Theragenics Corp.	64,059
3,688	@, L	USANA Health Sciences, Inc.	114,992
24,750	@, L	Viropharma, Inc.	226,710
			1,369,240
		Real Estate: 0.2%
8,100	@, L	Forestar Real Estate Group, Inc.	197,478
			197,478
		Retail: 7.7%
8,213		Brown Shoe Co., Inc.	120,567
6,500	@, L	Buffalo Wild Wings, Inc.	150,605
31,516		Casey’s General Stores, Inc.	789,476
7,620		Cash America International, Inc.	246,583
19,758		Cato Corp.	309,410
8,789	@, L	CEC Entertainment, Inc.	235,809
6,700	@	Charlotte Russe Holding, Inc.	130,449
26,550	L	Christopher & Banks Corp.	286,740
15,100	@, L	Dress Barn, Inc.	199,018
28,400	@, L	First Cash Financial Services, Inc.	265,540
5,150	@, L	Genesco, Inc.	154,243
10,578	@	Gymboree Corp.	418,783
3,904	@, L	Hibbett Sporting Goods, Inc.	61,683
1,590	L	IHOP Corp.	72,790

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
24,890	@	Jack in the Box, Inc.	$653,860
12,800	@, L	JOS A Bank Clothiers, Inc.	291,584
14,201	L	Landry’s Restaurants, Inc.	251,784
4,800	@	Longs Drug Stores Corp.	230,544
21,056	@	Men’s Wearhouse, Inc.	485,130
8,550	L	Movado Group, Inc.	164,673
7,330	@, L	Panera Bread Co.	273,922
20,500	@, L	Quiksilver, Inc.	184,500
6,500	@, L	Red Robin Gourmet Burgers, Inc.	216,645
8,908	@, L	School Specialty, Inc.	271,872
22,751	@, L	Select Comfort Corp.	97,374
24,332	@, L	Sonic Corp.	519,002
12,600	@, L	Texas Roadhouse, Inc.	117,180
6,250	@, L	Tractor Supply Co.	234,000
10,091	@, L	Tween Brands, Inc.	298,694
9,500	@	World Fuel Services Corp.	297,160
26,100	@, L	Zale Corp.	504,252
8,150	@, L	Zumiez, Inc.	143,277
			8,677,149
		Savings & Loans: 1.9%
16,051	L	Anchor Bancorp. Wisconsin, Inc.	303,845
16,450		BankAtlantic Bancorp., Inc.	75,012
60,500	L	Brookline Bancorp., Inc.	581,405
28,700		Dime Community Bancshares	436,814
16,671	@, L	FirstFed Financial Corp.	520,969
11,050	L	Flagstar Bancorp., Inc.	79,118
9,800	@, L	Guaranty Financial Group, Inc.	128,282
			2,125,445
		Semiconductors: 2.6%
15,000	@	AMIS Holdings, Inc.	102,300
6,600	@, L	ATMI, Inc.	180,444
23,300	@, L	Axcelis Technologies, Inc.	133,975
5,200	@, L	Cabot Microelectronics Corp.	174,148
3,225		Cohu, Inc.	50,439
4,950	@, L	Diodes, Inc.	111,722
23,800	@	DSP Group, Inc.	276,080
5,450	@, L	Microsemi Corp.	118,538
8,950	@, L	MKS Instruments, Inc.	179,806
23,371	@, L	Pericom Semiconductor Corp.	311,535
48,195	@, L	Skyworks Solutions, Inc.	398,091
10,250	@, L	Standard Microsystems Corp.	290,588
4,200	@, L	Supertex, Inc.	86,940
16,025	@	Varian Semiconductor Equipment Associates, Inc.	541,325
			2,955,931
		Software: 3.2%
11,950	@, L	Allscripts Healthcare Solutions, Inc.	127,507
16,532	@	Ansys, Inc.	617,801
24,677	@	Captaris, Inc.	85,629
11,450	@, L	Concur Technologies, Inc.	334,798
4,200	@, L	Digi International, Inc.	44,226
27,250	@, L	Informatica Corp.	475,785
8,016	@, L	JDA Software Group, Inc.	136,833
2,290	@	Mantech International Corp.	100,943
18,050	@, L	Omnicell, Inc.	342,950
18,100	@	Phase Forward, Inc.	288,333
8,200	@	Phoenix Technologies Ltd.	135,382
16,305	@, L	Progress Software Corp.	465,345
6,800	@, L	Smith Micro Software, Inc.	34,816
5,658	@, L	SPSS, Inc.	215,174
7,000	@	Take-Two Interactive Software, Inc.	185,500
			3,591,022
		Telecommunications: 1.8%
60,100		Adaptec, Inc.	159,265
4,900	@, L	Anixter International, Inc.	320,411
43,412	@, L	Arris Group, Inc.	249,619
7,600	@, L	Comtech Telecommunications	329,688
25,655	@, L	Harmonic, Inc.	228,586
10,600	@	Netgear, Inc.	231,292
17,850	@, L	Novatel Wireless, Inc.	188,853
36,800	@, L	Symmetricom, Inc.	125,856
5,850	@	Tollgrade Communications, Inc.	32,292
7,450	@, L	Viasat, Inc.	156,227
			2,022,089
		Textiles: 0.8%
16,985	@	G&K Services, Inc.	649,846
5,250	@	Unifirst Corp.	202,808
			852,654
		Toys/Games/Hobbies: 0.2%
6,975	@, L	Jakks Pacific, Inc.	194,951
			194,951
		Transportation: 1.2%
1,900	L	Arkansas Best Corp.	50,749
5,442	@	HUB Group, Inc.	163,206

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Transportation (continued)
13,850	@	Kirby Corp.	$624,358
6,650		Landstar System, Inc.	308,427
7,902	@, L	Old Dominion Freight Line	215,330
			1,362,070
		Total Common Stock
		(Cost $101,460,941)	107,830,993
REAL ESTATE INVESTMENT TRUSTS: 3.0%
		Apartments: 0.4%
2,575		Essex Property Trust, Inc.	270,478
2,900	L	Home Properties, Inc.	133,458
			403,936
		Diversified: 1.1%
11,200	L	Colonial Properties Trust	272,832
4,650	@, L	Entertainment Properties Trust	217,946
52,700	@, L	Lexington Corporate Properties Trust	762,569
			1,253,347
		Health Care: 0.2%
11,000	@, L	Medical Properties Trust, Inc.	131,780
4,050	L	Senior Housing Properties Trust	86,144
			217,924
		Hotels: 0.2%
23,100		DiamondRock Hospitality Co.	288,519
			288,519
		Office Property: 0.6%
15,600	@, L	BioMed Realty Trust, Inc.	341,952
1,150	@	Kilroy Realty Corp.	54,545
7,400		Parkway Properties, Inc.	267,104
			663,601
		Single Tenant: 0.3%
16,400	@, L	National Retail Properties, Inc.	339,480
			339,480
		Storage: 0.2%
15,900	@	Extra Space Storage, Inc.	239,613
			239,613
		Total Real Estate Investment Trusts
		(Cost $3,470,006)	3,406,420
		Total Long-Term Investments
		(Cost $104,930,947)	111,237,413

SHORT-TERM INVESTMENTS: 28.1%
		Mutual Fund: 0.0%
5,000	**	ING Institutional Prime Money Market Fund		5,000
		Total Mutual Fund
		(Cost $5,000)		5,000

Principal Amount				Value
		Repurchase Agreement: 0.9%
$1,035,000		Morgan Stanley Repurchase Agreement dated 02/29/08, 3.050%, due 03/03/08, $1,035,263 to be received upon repurchase (Collateralized by $1,040,000 Federal Home Loan Mortgage Corporation, 5.875%, Market Value plus accrued interest $1,082,686, due 10/10/17)		$1,035,000
		Total Repurchase Agreement
		(Cost $1,035,000)		1,035,000
		Securities Lending Collateral(cc): 27.2%
30,388,361		Bank of New York Mellon Corp. Institutional Cash Reserves		30,388,361
		Total Securities Lending Collateral
		(Cost $30,388,361)		30,388,361
		Total Short-Term Investments
		(Cost $31,428,361)		31,428,361
		Total Investments in Securities
		(Cost $136,359,308) *	127.4%	$142,665,774
		Other Assets and Liabilities - Net	(27.4)	(30,674,163)
		Net Assets	100.0%	$111,991,611
	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at February 29, 2008.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $139,048,265.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,784,671
		Gross Unrealized Depreciation		(10,167,162)
		Net Unrealized Appreciation		$3,617,509

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of February 29, 2008 (Unaudited) (continued)

ING Index Plus SmallCap Fund Open Futures Contracts on February 29, 2008

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
Russell 2000	3	1,030,200	03/19/08	$(27,307)
				$(27,307)

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 91.4%
		Advertising: 0.5%
13,872	@	inVentiv Health, Inc.	$441,130
			441,130
		Aerospace/Defense: 2.5%
14,900	@	DRS Technologies, Inc.	835,741
20,600	@	Moog, Inc.	845,424
12,400	@	Teledyne Technologies, Inc.	550,560
			2,231,725
		Apparel: 1.0%
24,256	@, @@	Gildan Activewear, Inc.	914,694
			914,694
		Auto Parts & Equipment: 0.4%
32,600		ArvinMeritor, Inc.	368,054
			368,054
		Banks: 4.3%
94,359		Bank Mutual Corp.	1,014,359
36,300		Citizens Banking Corp.	404,019
47,800		FirstMerit Corp.	897,206
30,500	@	Prosperity Bancshares, Inc.	805,200
3,200	@	Signature Bank	84,800
17,062	@	UMB Financial Corp.	653,133
			3,858,717
		Biotechnology: 0.8%
83,994	@	Human Genome Sciences, Inc.	496,405
15,700	@	Millennium Pharmaceuticals, Inc.	219,643
			716,048
		Chemicals: 3.4%
16,000		Albemarle Corp.	607,040
10,600		Cytec Industries, Inc.	607,168
9,500		HB Fuller Co.	216,125
31,400	@	Hercules, Inc.	575,248
6,200	@	Terra Industries, Inc.	280,302
19,300		UAP Holding Corp.	743,050
			3,028,933
		Commercial Services: 3.9%
8,200		Advisory Board Co.	455,674
12,000	@	Arbitron, Inc.	503,040
5,300		DeVry, Inc.	232,882
5,400	@	Exponent, Inc.	157,140
15,000	@	FTI Consulting, Inc.	952,500
35,800	@	Geo Group, Inc.	955,502
22,000	@	TrueBlue, Inc.	274,780
			3,531,518
		Computers: 2.3%
15,900	@	CACI International, Inc.	694,194
91,300	@	Mentor Graphics Corp.	830,830
15,900	@	Micros Systems, Inc.	509,436
			2,034,460
		Distribution/Wholesale: 1.3%
41,560	@	Brightpoint, Inc.	429,730
23,200	@	Tech Data Corp.	773,720
			1,203,450
		Diversified Financial Services: 3.3%
7,334	@	GFI Group, Inc.	561,418
6,100	@	Greenhill & Co., Inc.	396,561
7,500	@	Investment Technology Group, Inc.	349,350
29,500	@	OptionsXpress Holdings, Inc.	683,220
12,909	@	Piper Jaffray Cos.	499,966
16,054	@	Waddell & Reed Financial, Inc.	503,132
			2,993,647
		Electric: 1.9%
15,100		Idacorp, Inc.	449,980
5,500		ITC Holdings Corp.	293,150
40,200	@	Portland General Electric Co.	937,866
			1,680,996
		Electrical Components & Equipment: 1.7%
28,600	@	Advanced Energy Industries, Inc.	366,652
9,700	W	Ametek, Inc.	413,123
36,700	@	Greatbatch, Inc.	784,279
			1,564,054
		Electronics: 3.3%
5,900	@	Benchmark Electronics, Inc.	99,120
18,300	@	Cymer, Inc.	518,439
4,300	@	FEI Co.	87,677
38,300	@	NU Horizons Electronics Corp.	227,502

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
23,000	@	Orbotech Ltd.	$416,070
14,600	@	Plexus Corp.	361,642
14,300	@	Thomas & Betts Corp.	574,145
12,400	@	Varian, Inc.	671,460
			2,956,055
		Environmental Control: 1.1%
34,000	@	Waste Connections, Inc.	1,032,240
			1,032,240
		Food: 0.8%
18,700		Corn Products International, Inc.	686,477
			686,477
		Forest Products & Paper: 0.2%
13,400	@@	AbitibiBowater, Inc.	138,690
			138,690
		Gas: 2.4%
13,200	@	New Jersey Resources Corp.	607,332
32,300		Vectren Corp.	832,371
22,000	@	WGL Holdings, Inc.	686,180
			2,125,883
		Hand/Machine Tools: 0.6%
15,200	@	Regal-Beloit Corp.	561,184
			561,184
		Healthcare - Products: 2.3%
24,300	@	Accuray, Inc.	251,991
14,500		Cooper Cos., Inc.	495,755
35,917	@	Micrus Endovascular Corp.	508,226
50,350	@	Spectranetics Corp.	453,150
30,325	@	Volcano Corp.	371,785
			2,080,907
		Healthcare - Services: 2.8%
10,100	@	Amedisys, Inc.	432,078
10,700	@	Magellan Health Services, Inc.	463,631
25,400	@	Psychiatric Solutions, Inc.	718,566
16,400		Universal Health Services, Inc.	876,088
			2,490,363
		Household Products/Wares: 0.3%
13,026	@	Jarden Corp.	313,796
			313,796
		Housewares: 1.1%
19,800	@	Toro Co.	953,964
			953,964
		Insurance: 3.8%
23,921	@@	Aspen Insurance Holdings Ltd.	692,274
30,300	@	First Mercury Financial Corp.	498,435
5,100		Hanover Insurance Group, Inc.	225,675
17,800	@@	Platinum Underwriters Holdings Ltd.	614,100
13,300	@	ProAssurance Corp.	707,161
28,000		Selective Insurance Group	665,280
			3,402,925
		Internet: 2.6%
33,500	@	Cogent Communications Group, Inc.	652,580
37,550	@	Trizetto Group	732,976
46,900	@	Websense, Inc.	913,143
			2,298,699
		Leisure Time: 0.5%
14,700	@	Life Time Fitness, Inc.	427,182
			427,182
		Machinery - Diversified: 2.8%
18,400	@	Gardner Denver, Inc.	679,144
13,000	@	Nordson Corp.	668,070
8,700		Tennant Co.	313,896
25,700		Wabtec Corp.	889,477
			2,550,587
		Media: 0.7%
34,700		Entercom Communications Corp.	387,599
40,900	@	GateHouse Media, Inc.	256,443
			644,042
		Metal Fabricate/Hardware: 1.0%
22,800		Commercial Metals Co.	694,488
4,800	@	Ladish Co., Inc.	171,360
			865,848
		Miscellaneous Manufacturing: 0.7%
28,500		Barnes Group, Inc.	648,090
			648,090
		Oil & Gas: 3.3%
16,900	@	Carrizo Oil & Gas, Inc.	975,975
47,900	@	EXCO Resources, Inc.	831,065
38,200	@	Parallel Petroleum Corp.	705,936
8,200	@	Unit Corp.	452,230
			2,965,206

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services: 2.2%
22,500	@	Cal Dive International, Inc.	$234,450
5,100	@	Core Laboratories NV	620,160
25,700	@	Global Industries Ltd.	473,137
39,400	@	Tetra Technologies, Inc.	676,892
			2,004,639
		Packaging & Containers: 1.7%
26,900	@	Crown Holdings, Inc.	670,079
19,300	@	Silgan Holdings, Inc.	902,082
			1,572,161
		Pharmaceuticals: 3.4%
53,000	@	Akorn, Inc.	337,080
22,200	@	BioMarin Pharmaceuticals, Inc.	844,488
30,100	@	MannKind Corp.	212,807
15,500	@	Omnicare, Inc.	325,190
14,300	@	Salix Pharmaceuticals Ltd.	96,525
31,500	@	Sciele Pharma, Inc.	652,050
5,200	@	United Therapeutics Corp.	437,684
5,000	@	USANA Health Sciences, Inc.	155,900
			3,061,724
		Retail: 7.2%
22,900		Casey’s General Stores, Inc.	573,645
13,200	@	Gymboree Corp.	522,588
33,100	@	Jack in the Box, Inc.	869,537
29,296	@	JOS A Bank Clothiers, Inc.	667,363
16,000	@	Longs Drug Stores Corp.	768,480
18,900	@	Pantry, Inc.	454,734
28,200	@	Papa John’s International, Inc.	737,430
13,600		Phillips-Van Heusen	496,536
28,100		Regis Corp.	703,905
54,850	@	Stage Stores, Inc.	694,401
			6,488,619
		Savings & Loans: 3.0%
66,905		First Niagara Financial Group, Inc.	764,055
71,174		NewAlliance Bancshares, Inc.	809,960
111,500		Westfield Financial, Inc.	1,117,227
			2,691,242
		Semiconductors: 5.9%
36,200	@	DSP Group, Inc.	419,920
53,400	@	Emulex Corp.	794,592
96,300	@	Entegris, Inc.	678,915
27,800	@	Fairchild Semiconductor International, Inc.	309,970
34,300	@	Formfactor, Inc.	614,999
39,300		Micrel, Inc.	288,855
96,800	@	ON Semiconductor Corp.	580,800
36,600	@	QLogic Corp.	580,110
15,700	@	Teradyne, Inc.	188,243
39,797	@, @@	Verigy Ltd.	799,920
			5,256,324
		Software: 4.1%
26,600	@	Ansys, Inc.	994,042
66,400	@	Epicor Software Corp.	735,048
45,900	@	Parametric Technology Corp.	702,729
16,700	@	SPSS, Inc.	635,101
32,450	@	THQ, Inc.	607,140
			3,674,060
		Telecommunications: 4.1%
67,200	@	Alaska Communications Systems Group, Inc.	761,376
9,600	@	Anixter International, Inc.	627,744
15,900	@	CommScope, Inc.	665,892
15,300	@	Otelco, Inc.	264,384
46,545	@	RCN Corp.	516,650
27,000	@	SBA Communications Corp.	838,350
			3,674,396
		Transportation: 2.2%
19,100	@	General Maritime Corp.	449,614
24,900	@	Heartland Express, Inc.	348,102
29,100		Horizon Lines, Inc.	586,947
11,000	@	HUB Group, Inc.	329,890
15,200	@@	Stealthgas, Inc.	239,856
			1,954,409
		Total Common Stock
		(Cost $88,268,986)	82,087,138
REAL ESTATE INVESTMENT TRUSTS: 5.0%
		Apartments: 0.7%
14,300		Home Properties, Inc.	658,086
			658,086
		Diversified: 1.8%
26,900		Digital Realty Trust, Inc.	965,710
47,000	@	Lexington Corporate Properties Trust	680,090
			1,645,800

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of February 29, 2008 (Unaudited) (continued)

Shares				Value
		Health Care: 0.9%
27,400		Nationwide Health Properties, Inc.		$831,042
				831,042
		Mortgage: 0.8%
31,900		Annaly Capital Management, Inc.		660,011
				660,011
		Office Property: 0.8%
32,250	@	BioMed Realty Trust, Inc.		706,920
				706,920
		Total Real Estate Investment Trusts
		(Cost $4,875,165)		4,501,859
EXCHANGE-TRADED FUNDS: 0.4%
		Exchange-Traded Funds: 0.4%
5,175		iShares Russell 2000 Index Fund		354,229

		Total Exchange-Traded Funds
		(Cost $417,774)		354,229
		Total Long-Term Investments
		(Cost $93,561,925)		86,943,226
SHORT-TERM INVESTMENTS: 3.9%
		Mutual Fund: 3.3%
2,900,000	**	ING Institutional Prime Money Market Fund		2,900,000
		Total Mutual Fund
		(Cost $2,900,000)		2,900,000

Principal Amount				Value
		Repurchase Agreement: 0.6%
$536,000		Morgan Stanley Repurchase Agreement dated 02/29/08, 3.050%, due 03/03/08, $536,136 to be received upon repurchase (Collateralized by $535,000 Federal Home Loan Mortgage Corporation, 5.450%, Market Value plus accrued interest $550,647, due 11/21/13)		$536,000
		Total Repurchase Agreement
		(Cost $536,000)		536,000
		Total Short-Term Investments
		(Cost $3,436,000)		3,436,000
		Total Investments in Securities
		(Cost $96,997,925) *	100.7%	$90,379,226
		Other Assets and Liabilities - Net	(0.7)	(584,278)
		Net Assets	100.0%	$89,794,948

	@	Non-income producing security
	@@	Foreign Issuer
	W	When-issued or delayed delivery security
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $97,075,618.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$6,167,875
		Gross Unrealized Depreciation		(12,864,267)
		Net Unrealized Depreciation		$(6,696,392)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 34.6%
		Advertising: 0.3%
40	@, L	inVentiv Health, Inc.	$1,272
2,500	@	Omnicom Group	111,675
			112,947
		Aerospace/Defense: 1.4%
90	@	BE Aerospace, Inc.	3,087
1,000		Boeing Co.	82,790
140	L	Curtiss-Wright Corp.	5,888
60	@	DRS Technologies, Inc.	3,365
30	@, L	Esterline Technologies Corp.	1,572
200	@	General Dynamics Corp.	16,370
300	L	Goodrich Corp.	17,769
800		L-3 Communications Holdings, Inc.	85,032
700		Lockheed Martin Corp.	72,240
40	@, L	Moog, Inc.	1,642
1,300		Northrop Grumman Corp.	102,193
40	@, L	Teledyne Technologies, Inc.	1,776
1,720		United Technologies Corp.	121,277
			515,001
		Agriculture: 0.5%
700	@	Altria Group, Inc.	51,198
20	L	Andersons, Inc.	925
885	@@	British American Tobacco PLC	33,185
900	@	Reynolds American, Inc.	57,348
60	@, L	Universal Corp.	3,415
800	@	UST, Inc.	43,432
			189,503
		Airlines: 0.2%
2,480	@, @@	British Airways PLC	12,571
100	@, L	JetBlue Airways Corp.	545
206	@	Skywest, Inc.	4,557
4,000		Southwest Airlines Co.	49,040
			66,713
		Apparel: 0.3%
110	@, L	CROCS, Inc.	2,675
10	@, L	Deckers Outdoor Corp.	1,106
200	@, L	Iconix Brand Group, Inc.	4,156
30	@, L	Maidenform Brands, Inc.	371
1,800	@	Nike, Inc.	108,360
40	@, L	Skechers USA, Inc.	852
30	@, L	Volcom, Inc.	593
140	@, L	Warnaco Group, Inc.	5,258
100	@, L	Wolverine World Wide, Inc.	2,650
			126,021
		Auto Manufacturers: 0.1%
3,000	@@	Fuji Heavy Industries Ltd.	13,087
1,900	@@	Nissan Motor Co., Ltd.	17,087
210	L	Oshkosh Truck Corp.	8,415
230	@	Wabash National Corp.	1,817
			40,406
		Auto Parts & Equipment: 0.1%
60	L	BorgWarner, Inc.	2,587
500	@	Johnson Controls, Inc.	16,430
170	@, L	Lear Corp.	4,689
			23,706
		Banks: 1.8%
180	L	Associated Banc-Corp.	4,486
1,518	@@	Banco Bilbao Vizcaya Argentaria SA	31,298
460	L	Bank Mutual Corp.	4,945
800		Bank of America Corp.	31,792
1,000	@@	Bank of Ireland - Dublin Exchange	14,067
300	@@	Bank of Ireland - London Exchange	4,196
1,100		Bank of New York Mellon Corp.	48,257
2,000	@@	Bank of Yokohama Ltd.	12,975
2,275	@@	Barclays PLC	21,322
220	L	Boston Private Financial Holdings, Inc.	3,029
200	L	Capital One Financial Corp.	9,206
130	L	Cascade Bancorp.	1,321
320	L	Cathay General Bancorp.	7,014
140	L	Central Pacific Financial Corp.	2,589
440	L	Colonial BancGroup, Inc.	5,315
100		Commerce Bancorp., Inc.	3,778
210	@@	Deutsche Bank AG	23,298
112	L	East-West Bancorp., Inc.	2,107
160	L	First Community Bancorp., Inc.	4,560

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Banks (continued)
812	@@	Fortis	$17,939
114	L	Frontier Financial Corp.	1,708
120	L	Glacier Bancorp., Inc.	2,063
130	L	Hanmi Financial Corp.	992
2,708	@@	HSBC Holdings PLC	40,938
1,900		Marshall & Ilsley Corp.	44,080
3,000	@@	Mitsubishi UFJ Financial Group, Inc.	26,440
100	L	Nara Bancorp., Inc.	1,096
800	@@	National Australia Bank Ltd.	21,145
100	L	National Penn Bancshares, Inc.	1,601
100	L	Old National Bancorp.	1,552
100	@, L	Prosperity Bancshares, Inc.	2,640
5,300	@, L	Regions Financial Corp.	112,360
32	@, @@, L	Royal Bank of Canada	1,606
30	@, L	Signature Bank	795
100	@, L	Sterling Bancorp.	1,408
3,000	@@	Sumitomo Trust & Banking Co., Ltd.	20,209
400	@, L	Synovus Financial Corp.	4,612
280	@, L	UCBH Holdings, Inc.	3,161
200	@@	Uniao de Bancos Brasileiros SA GDR	27,124
5,500	@@	UniCredito Italiano S.p.A.	40,462
20	@	United Community Banks, Inc.	285
1,760	L	Wachovia Corp.	53,891
220		Webster Financial Corp.	6,153
40	@	Whitney Holding Corp.	960
100	L	Wilmington Trust Corp.	3,080
120	L	Wintrust Financial Corp.	4,050
			677,905
		Beverages: 0.5%
600	L	Anheuser-Busch Cos., Inc.	28,254
1,628	@, @@	C&C Group PLC	11,086
1,300	@, L	Constellation Brands, Inc.	24,973
60	@, L	Hansen Natural Corp.	2,490
1,000	@	Pepsi Bottling Group, Inc.	34,010
340	@	PepsiAmericas, Inc.	8,602
1,100	@	PepsiCo, Inc.	76,516
			185,931
		Biotechnology: 0.3%
130	@, L	Affymetrix, Inc.	2,493
1,200	@, L	Amgen, Inc.	54,624
200	@	Biogen Idec, Inc.	11,672
200	@	Celgene Corp.	11,274
100	@, L	CryoLife, Inc.	941
70	@, L	Enzo Biochem, Inc.	659
70	@, L	Invitrogen Corp.	5,914
40	@, L	Lifecell Corp.	1,614
40	@, L	Martek Biosciences Corp.	1,146
570	@, L	Millennium Pharmaceuticals, Inc.	7,974
80	@, L	PDL BioPharma, Inc.	1,278
100	@, L	Regeneron Pharmaceuticals, Inc.	1,977
100	@, L	Vertex Pharmaceuticals, Inc.	1,750
			103,316
		Building Materials: 0.2%
50	L	Apogee Enterprises, Inc.	770
140	@, L	Drew Industries, Inc.	3,774
230	L	Gibraltar Industries, Inc.	2,514
533	@@	Italcementi S.p.A.	10,842
110	@, L	Lennox International, Inc.	4,140
2,800	L	Masco Corp.	52,332
160	@, L	NCI Building Systems, Inc.	4,854
100	L	Trane, Inc.	4,505
40	L	Universal Forest Products, Inc.	1,111
			84,842
		Chemicals: 1.0%
100		Air Products & Chemicals, Inc.	9,133
50		Airgas, Inc.	2,430
10		Albemarle Corp.	379
170		Cabot Corp.	4,658
2,032	@@	Croda International	24,325
20		Cytec Industries, Inc.	1,146
1,200		Ecolab, Inc.	56,148
2,600		EI Du Pont de Nemours & Co.	120,692
100		Ferro Corp.	1,610
200	@, L	Georgia Gulf Corp.	1,212
110	L	HB Fuller Co.	2,503
200		Lubrizol Corp.	11,660
90		Minerals Technologies, Inc.	5,425
300	@	Monsanto Co.	34,704
20	@	NewMarket Corp.	1,339
280		Olin Corp.	5,382
40	@, L	OM Group, Inc.	2,421
30	@, L	PolyOne Corp.	195

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
400		PPG Industries, Inc.	$24,792
20	@	Quaker Chemical Corp.	470
20	L	Schulman A, Inc.	409
1,000		Sigma-Aldrich Corp.	55,020
3,000	@@	Sumitomo Chemical Co., Ltd.	20,767
60	@, L	Terra Industries, Inc.	2,713
70		Tronox, Inc.	309
			389,842
		Coal: 0.0%
80		Arch Coal, Inc.	4,087
140	@	Massey Energy Co.	5,356
			9,443
		Commercial Services: 0.7%
30		Administaff, Inc.	740
80	@, L	Alliance Data Systems Corp.	4,050
40	@, L	AMN Healthcare Services, Inc.	648
500	@, L	Apollo Group, Inc. - Class A	30,690
50	@	Arbitron, Inc.	2,096
100	@, L	Avis Budget Group, Inc.	1,143
10	@, L	Bankrate, Inc.	423
50	L	Bowne & Co., Inc.	664
1,559	@, @@	Brambles Ltd.	14,971
40	@	Bright Horizons Family Solutions, Inc.	1,799
90	@, L	Career Education Corp.	1,337
40	L	Chemed Corp.	1,908
80	@, W, L	ChoicePoint, Inc.	3,872
10	@, L	Consolidated Graphics, Inc.	532
100	@	Corporate Executive Board Co.	4,061
20	L	Deluxe Corp.	417
80	L	DeVry, Inc.	3,515
200	@, L	Gartner, Inc.	3,782
60	L	Heidrick & Struggles International, Inc.	2,054
20	@, L	HMS Holdings Corp.	547
50	@, L	ITT Educational Services, Inc.	2,761
20	@, L	Kendle International, Inc.	896
80	@, L	Live Nation, Inc.	950
120		Manpower, Inc.	6,804
40	L	MAXIMUS, Inc.	1,453
300	L	Moody’s Corp.	11,394
170	@, L	MPS Group, Inc.	1,938
200	@, L	On Assignment, Inc.	1,238
30	@, L	Parexel International Corp.	1,649
100	@	Pharmaceutical Product Development, Inc.	4,507
20	@, L	Pharmanet Development Group	577
30	@, L	Pre-Paid Legal Services, Inc.	1,430
100	@, L	Rent-A-Center, Inc.	1,715
600	L	Robert Half International, Inc.	16,170
260	L	Rollins, Inc.	4,589
1,600		RR Donnelley & Sons Co.	50,928
310	@	Service Corp. International	3,348
90	@	Sotheby’s	3,035
158	@, L	Spherion Corp.	1,024
10		Strayer Education, Inc.	1,557
90	@, L	TrueBlue, Inc.	1,124
100	@, L	United Rentals, Inc.	2,010
425	@, @@	USG People NV	9,558
230	@, L	Valassis Communications, Inc.	2,581
35	@, L	Volt Information Sciences, Inc.	562
70	@	Watson Wyatt Worldwide, Inc.	3,714
1,900		Western Union Co.	39,520
			256,281
		Computers: 1.3%
100	@	Affiliated Computer Services, Inc.	5,075
20	@, L	Ansoft Corp.	486
800	@	Apple, Inc.	100,016
54	@, L	CACI International, Inc.	2,358
300	@, L	Cadence Design Systems, Inc.	3,186
400	@@	Capgemini SA	21,857
140	@	Ciber, Inc.	644
1,800	@	Dell, Inc.	35,730
100	@, L	DST Systems, Inc.	7,026
3,500	@	EMC Corp.	54,390
1,830	@	Hewlett-Packard Co.	87,419
900		International Business Machines Corp.	102,474
90		Jack Henry & Associates, Inc.	2,118
800	@	Lexmark International, Inc.	26,424
140	@, L	Mercury Computer Systems, Inc.	897
230	@, L	Micros Systems, Inc.	7,369
30	@	MTS Systems Corp.	936
300	@	NCR Corp.	6,648
30	@	Radiant Systems, Inc.	428
200	@, L	Sandisk Corp.	4,710

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Computers (continued)
30	@, L	SRA International, Inc.	$720
50	@	SYKES Enterprises, Inc.	840
60	@, L	Synaptics, Inc.	1,607
220	@	Synopsys, Inc.	5,106
270	@	Western Digital Corp.	8,335
			486,799
		Cosmetics/Personal Care: 0.5%
90		Alberto-Culver Co.	2,412
30	@, L	Chattem, Inc.	2,337
300		Colgate-Palmolive Co.	22,827
2,150		Procter & Gamble Co.	142,287
			169,863
		Distribution/Wholesale: 0.1%
170	@, L	Brightpoint, Inc.	1,758
100	L	Building Materials Holding Corp.	578
110	L	Fastenal Co.	4,473
170	@, L	Fossil, Inc.	5,471
110	@	Ingram Micro, Inc.	1,680
280	@, L	LKQ Corp.	5,947
40	@	Owens & Minor, Inc.	1,719
1,000	@@	Sumitomo Corp.	14,381
160	@, L	Tech Data Corp.	5,336
120	@, L	United Stationers, Inc.	5,923
40	L	Watsco, Inc.	1,520
			48,786
		Diversified Financial Services: 1.0%
400	L	Bear Stearns Cos., Inc.	31,944
300		Charles Schwab Corp.	5,883
800		Citigroup, Inc.	18,968
600	L	Countrywide Financial Corp.	3,786
240	L	Eaton Vance Corp.	7,644
900		Fannie Mae	24,885
800	@	Goldman Sachs Group, Inc.	135,704
100	@	IntercontinentalExchange, Inc.	13,030
70	@	Investment Technology Group, Inc.	3,261
120		Jefferies Group, Inc.	2,130
1,640		JPMorgan Chase & Co.	66,666
60	@, L	LaBranche & Co., Inc.	278
700	L	Lehman Brothers Holdings, Inc.	35,693
200	L	Merrill Lynch & Co., Inc.	9,912
300		Morgan Stanley	12,636
100	@	Nyse Euronext	6,567
60	@	OptionsXpress Holdings, Inc.	1,390
40	@, L	Piper Jaffray Cos.	1,549
20	@, L	Portfolio Recovery Associates, Inc.	730
400	@, L	Raymond James Financial, Inc.	8,988
140	@	SWS Group, Inc.	1,595
10	@, L	World Acceptance, Corp.	304
			393,543
		Electric: 1.3%
189		Alliant Energy Corp.	6,566
320	@	Aquila, Inc.	1,043
10	L	Central Vermont Public Service Corp.	240
20	L	Cleco Corp.	458
500		Constellation Energy Group, Inc.	44,175
1,900		Dominion Resources, Inc.	75,886
5,400		Duke Energy Corp.	94,716
150		Energy East Corp.	3,998
700		FirstEnergy Corp.	47,313
1,600		FPL Group, Inc.	96,464
260	@	MDU Resources Group, Inc.	6,828
440		Northeast Utilities	11,163
70		NSTAR	2,163
70	@	OGE Energy Corp.	2,273
800	@	PPL Corp.	36,304
110	@	Puget Energy, Inc.	2,937
300	@@	RWE AG	36,319
130	@	SCANA Corp.	4,923
866	@@	Scottish & Southern Energy PLC	25,322
130		Sierra Pacific Resources	1,678
70	@	Unisource Energy Corp.	1,656
30		Wisconsin Energy Corp.	1,309
			503,734
		Electrical Components & Equipment: 0.1%
70	W	Ametek, Inc.	2,981
130		Belden CDT, Inc.	5,109
30	@, L	Energizer Holdings, Inc.	2,785
40	@, L	Greatbatch, Inc.	855
200	@	Hubbell, Inc.	9,074
40	@	Littelfuse, Inc.	1,247
271	@@	Schneider Electric SA	30,857
			52,908

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 0.7%
1,100	@	Agilent Technologies, Inc.	$33,671
20		Amphenol Corp.	739
10		Analogic Corp.	585
1,300		Applera Corp. - Applied Biosystems Group	43,823
190	@	Arrow Electronics, Inc.	6,196
170	@	Avnet, Inc.	5,731
280	@, L	Benchmark Electronics, Inc.	4,704
70		Brady Corp.	2,141
70	@, L	Checkpoint Systems, Inc.	1,694
145		CTS Corp.	1,407
40		Cubic Corp.	1,023
40	@, L	Cymer, Inc.	1,133
10	@, L	Dionex Corp.	738
120	@, L	Electro Scientific Industries, Inc.	1,943
30	@, L	Faro Technologies, Inc.	983
180	@, L	Flir Systems, Inc.	5,123
210	@	Gentex Corp.	3,385
40	@, L	Itron, Inc.	3,813
1,300	L	Jabil Circuit, Inc.	16,796
664	@@	Koninklijke Philips Electronics NV	25,906
120	@, L	LoJack Corp.	1,498
180	L	Methode Electronics, Inc.	1,917
230		National Instruments Corp.	5,948
300	@@	Nidec Corp.	19,880
30	@	Park Electrochemical Corp.	707
50	@	Planar Systems, Inc.	233
50	@, L	Plexus Corp.	1,239
160	@, L	Technitrol, Inc.	3,522
800	@, L	Thermo Electron Corp.	44,744
130	@, L	Thomas & Betts Corp.	5,220
158	@, L	Trimble Navigation Ltd.	4,320
118	@, L	TTM Technologies, Inc.	1,300
60	@, L	Varian, Inc.	3,249
80	L	Woodward Governor Co.	2,286
			257,597
		Energy - Alternate Sources: 0.0%
170	@, L	Headwaters, Inc.	2,084
			2,084
		Engineering & Construction: 0.1%
70	@	Dycom Industries, Inc.	801
220	@, L	EMCOR Group, Inc.	5,300
210	@, L	Granite Construction, Inc.	6,340
251	@	KBR, Inc.	8,366
110	@, L	Shaw Group, Inc.	7,082
130	@	URS Corp.	5,236
			33,125
		Entertainment: 0.0%
180	@, L	Macrovision Corp.	2,752
60	@, L	Shuffle Master, Inc.	494
			3,246
		Environmental Control: 0.0%
115	@, L	Waste Connections, Inc.	3,491
			3,491
		Food: 1.0%
15,000	@@	China Yurun Food Group Ltd.	18,549
70		Corn Products International, Inc.	2,570
180	L	Flowers Foods, Inc.	4,079
1,654	@	General Mills, Inc.	92,607
20	@, L	Great Atlantic & Pacific Tea Co.	542
160	@, L	Hain Celestial Group, Inc.	4,320
400	@	HJ Heinz Co.	17,932
33		Hormel Foods Corp.	1,348
2,000	@	Kellogg Co.	101,440
20	@, L	Nash Finch Co.	701
132	@@	Nestle SA	63,002
100	@	Performance Food Group Co.	3,250
40	@, L	Ralcorp Holdings, Inc.	2,218
180	@	Ruddick Corp.	5,805
100	@, L	Smithfield Foods, Inc.	2,755
1,846	@@	Tate & Lyle PLC	19,115
3,300	@@	Tesco PLC	26,078
60	@, L	TreeHouse Foods, Inc.	1,330
50	@, L	United Natural Foods, Inc.	846
154	@@	Wimm-Bill-Dann Foods OJSC ADR	16,210
			384,697
		Forest Products & Paper: 0.1%
210	@	Buckeye Technologies, Inc.	2,270
400		International Paper Co.	12,680
40	L	Neenah Paper, Inc.	1,042
180	L	Rock-Tenn Co.	4,829
20	L	Schweitzer-Mauduit International, Inc.	459

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Forest Products & Paper (continued)
997	@, @@	Smurfit Kappa PLC	$14,347
100		Temple-Inland, Inc.	1,373
70	L	Wausau Paper Corp.	549
			37,549
		Gas: 0.1%
40	L	Atmos Energy Corp.	1,040
170		Energen Corp.	10,200
100	@	Laclede Group, Inc.	3,415
70	@	New Jersey Resources Corp.	3,221
70	L	Northwest Natural Gas Co.	2,943
160	@, L	Piedmont Natural Gas Co.	3,936
10	@	South Jersey Industries, Inc.	342
280	L	Southern Union Co.	7,202
206	@	UGI Corp.	5,276
60	L	Vectren Corp.	1,546
240	@, L	WGL Holdings, Inc.	7,486
			46,607
		Hand/Machine Tools: 0.1%
50		Baldor Electric Co.	1,434
500		Black & Decker Corp.	34,385
90		Kennametal, Inc.	2,733
20	@	Lincoln Electric Holdings, Inc.	1,343
90	@	Regal-Beloit Corp.	3,323
200		Snap-On, Inc.	9,984
			53,202
		Healthcare - Products: 0.7%
30	@, L	Abaxism, Inc.	874
80	@, L	American Medical Systems Holdings, Inc.	1,167
30	@, L	Arthrocare Corp.	1,205
500		Baxter International, Inc.	29,510
900	@	Boston Scientific Corp.	11,331
60	L	Cooper Cos., Inc.	2,051
200	@@	Covidien Ltd.	8,558
100		CR Bard, Inc.	9,479
20	@, L	Cyberonics	258
288		Densply International, Inc.	11,244
100	@, L	Edwards Lifesciences Corp.	4,361
70	@, L	Gen-Probe, Inc.	3,347
40	@, L	Haemonetics Corp.	2,324
170	@, L	Henry Schein, Inc.	10,169
157	@, L	Hologic, Inc.	9,469
130	@, L	ICU Medical, Inc.	3,489
82	@, L	Idexx Laboratories, Inc.	4,549
80	@	Immucor, Inc.	2,384
40	@	Intuitive Surgical, Inc.	11,277
20	@, L	Invacare Corp.	499
1,600		Johnson & Johnson	99,136
50	@, L	Kinetic Concepts, Inc.	2,570
130	@, L	LCA-Vision, Inc.	1,791
400	@	Medtronic, Inc.	19,744
40	L	Meridian Bioscience, Inc.	1,371
50	@	Osteotech, Inc.	219
20	@, L	Palomar Medical Technologies, Inc.	266
96	@	Respironics, Inc.	6,305
200	@	St. Jude Medical, Inc.	8,596
70	L	Steris Corp.	1,723
30	@, L	SurModics, Inc.	1,325
30	@, L	Symmetry Medical, Inc.	534
40	@, L	West Pharmaceutical Services, Inc.	1,652
			272,777
		Healthcare - Services: 0.6%
760		Aetna, Inc.	37,696
30	@, L	Amedisys, Inc.	1,283
80	@, L	AMERIGROUP Corp.	2,880
40	@, L	Amsurg Corp.	964
30	@, L	Apria Healthcare Group, Inc.	651
70	@, L	Centene Corp.	1,254
70	@, W, L	Covance, Inc.	5,909
830	@	Coventry Health Care, Inc.	43,052
400	@@	Fresenius Medical Care AG & Co. KGaA	20,942
150	@	Health Net, Inc.	6,591
50	@, L	Healthways, Inc.	1,718
340	@	Humana, Inc.	23,232
90	@, L	Lincare Holdings, Inc.	2,925
30	@, L	Matria Healthcare, Inc.	754
100	@, L	Molina Healthcare, Inc.	3,165
100	@	Odyssey HealthCare, Inc.	874
70	@, L	Pediatrix Medical Group, Inc.	4,621
50	@, L	Sunrise Senior Living, Inc.	1,369
1,130	@	UnitedHealth Group, Inc.	52,522
20	@, L	WellCare Health Plans, Inc.	955
390	@	WellPoint, Inc.	27,331
			240,688

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Holding Companies - Diversified: 0.1%
191	@@	LVMH Moet Hennessy Louis Vuitton SA	$19,624
			19,624
		Home Builders: 0.1%
130	@, L	Champion Enterprises, Inc.	1,154
300	L	D.R. Horton, Inc.	4,209
5,500	@, @@	Haseko Corp.	8,295
100	@, L	Hovnanian Enterprises, Inc.	911
500	L	KB Home	11,965
100	@	M/I Homes, Inc.	1,649
110	L	MDC Holdings, Inc.	4,607
10	@, L	NVR, Inc.	5,407
500	@	Pulte Homes, Inc.	6,770
166	@, L	Thor Industries, Inc.	5,060
210	@, L	Toll Brothers, Inc.	4,454
60	@, L	Winnebago Industries	1,204
			55,685
		Home Furnishings: 0.1%
160	L	Ethan Allen Interiors, Inc.	4,358
300	L	Furniture Brands International, Inc.	3,900
1,000	@@	Matsushita Electric Industrial Co., Ltd.	21,061
10	@, L	Universal Electronics, Inc.	227
			29,546
		Household Products/Wares: 0.5%
260		American Greetings Corp.	4,893
50	L	Blyth, Inc.	992
700	L	Clorox Co.	40,733
1,900	@	Kimberly-Clark Corp.	123,842
30	@	Tupperware Corp.	1,094
			171,554
		Housewares: 0.1%
700		Newell Rubbermaid, Inc.	15,890
50	@, L	Toro Co.	2,409
			18,299
		Insurance: 2.3%
900	@, @@	ACE Ltd.	50,616
1,907	@@	Aegon NV	28,480
1,300		Allstate Corp.	62,049
800	L	AMBAC Financial Group, Inc.	8,912
257	L	American Financial Group, Inc.	6,649
2,200		American International Group, Inc.	103,092
300	L	Brown & Brown, Inc.	5,349
2,840		Chubb Corp.	144,556
50	L	Commerce Group, Inc.	1,812
90		Delphi Financial Group	2,714
120	@@	Everest Re Group Ltd.	11,626
100	@	Fidelity National Title Group, Inc.	1,761
40		First American Corp.	1,393
500		Genworth Financial, Inc.	11,590
120		Hanover Insurance Group, Inc.	5,243
591		Hartford Financial Services Group, Inc.	41,311
320	@	HCC Insurance Holdings, Inc.	7,699
10	@	Infinity Property & Casualty Corp.	402
12,155	@@	Legal & General Group PLC	29,905
800	@	Lincoln National Corp.	40,888
100	@	Mercury General Corp.	4,560
1,450		Metlife, Inc.	84,477
20	@	Navigators Group, Inc.	1,095
195	@	Philadelphia Consolidated Holding Co.	6,614
200	@, L	PMI Group, Inc.	1,454
60	@	Presidential Life Corp.	1,006
80	@, L	ProAssurance Corp.	4,254
50		Protective Life Corp.	1,930
930	L	Prudential Financial, Inc.	67,862
140	@, L	RLI Corp.	7,312
300	@	Safeco Corp.	13,878
30	L	Safety Insurance Group, Inc.	1,113
136	L	Selective Insurance Group	3,231
70		Stancorp Financial Group, Inc.	3,436
1,600	@	Travelers Cos., Inc.	74,256
130		United Fire & Casualty Co.	4,466
100	L	Unitrin, Inc.	3,560
272		WR Berkley Corp.	7,831
70	@, L	Zenith National Insurance Corp.	2,386
90	@@	Zurich Financial Services AG	28,135
			888,903
		Internet: 0.4%
300	@, L	Amazon.com, Inc.	19,341
100	@, L	Avocent Corp.	1,673
140	@, L	Blue Coat Systems, Inc.	3,287
30	@, L	Blue Nile, Inc.	1,325

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Internet (continued)
195	@, L	Cybersource Corp.	$2,849
40	@, L	DealerTrack Holdings, Inc.	819
500	@	eBay, Inc.	13,180
300	@, L	Expedia, Inc.	6,879
100	@	Google, Inc. - Class A	47,118
170	@, L	j2 Global Communications, Inc.	3,658
201	@	McAfee, Inc.	6,687
50	@, L	NetFlix, Inc.	1,579
150	@, L	Perficient, Inc.	1,268
180	@, L	Secure Computing Corp.	1,462
130	@	Stamps.com, Inc.	1,151
1,500	@	Symantec Corp.	25,260
90	L	United Online, Inc.	898
60	@, L	Websense, Inc.	1,168
			139,602
		Investment Companies: 0.0%
200	L	American Capital Strategies Ltd.	7,258
			7,258
		Iron/Steel: 0.2%
100	L	Carpenter Technology Corp.	6,283
40	L	Cleveland-Cliffs, Inc.	4,778
300	@	Nucor Corp.	19,371
160	@	Reliance Steel & Aluminum Co.	8,874
60	@, L	Steel Dynamics, Inc.	3,496
5,000	@@	Sumitomo Metal Industries Ltd.	21,180
200		United States Steel Corp.	21,690
			85,672
		Leisure Time: 0.1%
310		Callaway Golf Co.	4,724
500		Carnival Corp.	19,675
153	L	Polaris Industries, Inc.	5,842
60	@, L	WMS Industries, Inc.	2,278
			32,519
		Lodging: 0.1%
20	@, L	Monarch Casino & Resort, Inc.	332
800	L	Starwood Hotels & Resorts Worldwide, Inc.	37,864
			38,196
		Machinery - Construction & Mining: 0.3%
1,154	@, @@	Atlas Copco AB - Class B	16,409
600	L	Caterpillar, Inc.	43,398
800	@@	Hitachi Construction Machinery Co., Ltd.	21,841
125	@	Joy Global, Inc.	8,296
100	@, L	Terex Corp.	6,745
			96,689
		Machinery - Diversified: 0.2%
190	@	AGCO Corp.	12,323
70		Applied Industrial Technologies, Inc.	1,935
20	L	Cascade Corp.	896
80	L	Cognex Corp.	1,546
500		Cummins, Inc.	25,190
40	@	Flowserve Corp.	4,356
80	@, L	Gardner Denver, Inc.	2,953
20	@, L	Graco, Inc.	694
280	L	IDEX Corp.	8,445
30	@, L	Intevac, Inc.	385
10	L	Lindsay Manufacturing Co.	786
40		Robbins & Myers, Inc.	1,362
80	@, L	Roper Industries, Inc.	4,512
100	L	Wabtec Corp.	3,461
130	@, L	Zebra Technologies Corp.	4,332
			73,176
		Media: 0.5%
500	L	Clear Channel Communications, Inc.	16,000
40	L	Factset Research Systems, Inc.	2,106
500		McGraw-Hill Cos., Inc.	20,465
100	@, L	Scholastic Corp.	3,487
200	@	Viacom - Class B	7,950
698	@@	Vivendi	27,585
3,260	L	Walt Disney Co.	105,657
			183,250
		Metal Fabricate/Hardware: 0.0%
30	L	AM Castle & Co.	667
100		Commercial Metals Co.	3,046
10		Lawson Products	254
70	L	Mueller Industries, Inc.	2,011
59	@	Quanex Corp.	3,036
120	@, L	Worthington Industries	2,111
			11,125
		Mining: 0.3%
30		Amcol International Corp.	865
1,270	@@	BHP Billiton Ltd.	45,952
30	@, L	Brush Engineered Materials, Inc.	833

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Mining (continued)
500		Freeport-McMoRan Copper & Gold, Inc.	$50,430
30	@, L	RTI International Metals, Inc.	1,646
1,000	@@	Sumitomo Metal Mining Co., Ltd.	21,038
			120,764
		Miscellaneous Manufacturing: 1.9%
180		Acuity Brands, Inc.	7,994
30	L	AO Smith Corp.	1,093
111		Aptargroup, Inc.	4,160
50	L	Barnes Group, Inc.	1,137
100		Carlisle Cos., Inc.	3,653
40	@, L	Ceradyne, Inc.	1,244
70	L	Clarcor, Inc.	2,506
150		Crane Co.	6,185
200		Danaher Corp.	14,830
100	L	Donaldson Co., Inc.	4,216
1,500	L	Dover Corp.	62,265
1,000		Eaton Corp.	80,630
70	@, L	EnPro Industries, Inc.	2,067
6,010		General Electric Co.	199,171
100	@, L	Griffon Corp.	885
50	@	Harsco Corp.	2,825
700	L	Honeywell International, Inc.	40,278
1,700	@	Illinois Tool Works, Inc.	83,419
1,500	@@	Konica Minolta Holdings, Inc.	21,251
600	@	Leggett & Platt, Inc.	10,020
40	@	Lydall, Inc.	408
20	L	Matthews International Corp. - Class A	897
140	@	Myers Industries, Inc.	1,704
900	L	Parker Hannifin Corp.	58,167
150		Pentair, Inc.	4,893
434	@@	Siemens AG	55,345
30	@	SPX Corp.	3,069
160	@, L	Sturm Ruger & Co., Inc.	1,264
24	@	Teleflex, Inc.	1,357
600	@, @@	Tyco International Ltd.	24,036
			700,969
		Office Furnishings: 0.0%
128	L	Herman Miller, Inc.	3,818
180	L	HNI, Corp.	5,321
60	@, L	Interface, Inc.	1,006
			10,145
		Oil & Gas: 4.2%
600		Anadarko Petroleum Corp.	38,244
50	@, L	Atwood Oceanics, Inc.	4,655
30	@, L	Bill Barrett Corp.	1,390
120	L	Cabot Oil & Gas Corp.	5,970
3,466		Chevron Corp.	300,364
100	L	Cimarex Energy Co.	5,270
2,500		ConocoPhillips	206,775
340	@	Denbury Resources, Inc.	10,843
700	@	Devon Energy Corp.	71,904
100	@, L	Encore Acquisition Co.	3,680
500	@	ENSCO International, Inc.	29,920
800	@@	ERG S.p.A.	15,416
6,390		ExxonMobil Corp.	555,994
180	@, L	Forest Oil Corp.	8,879
150	@	Frontier Oil Corp.	5,357
136	@, L	Helmerich & Payne, Inc.	6,097
300		Marathon Oil Corp.	15,948
40	@	Newfield Exploration Co.	2,215
200		Noble Energy, Inc.	15,480
1,500	@	Occidental Petroleum Corp.	116,055
200	@	Patterson-UTI Energy, Inc.	4,746
30	L	Penn Virginia Corp.	1,277
342	@, @@	Petroleo Brasileiro SA ADR	40,130
60	@, L	Petroquest Energy, Inc.	946
100	@, L	Pioneer Drilling Co.	1,341
121	@	Plains Exploration & Production Co.	6,534
250	@, L	Pride International, Inc.	8,860
40	@, L	Quicksilver Resources, Inc.	1,376
999	@, @@	Royal Dutch Shell PLC - Class B	35,047
150	@, L	Southwestern Energy Co.	9,785
90	L	St. Mary Land & Exploration Co.	3,319
40	@, L	Stone Energy Corp.	2,030
70	@, L	Swift Energy Co.	3,341
500	@, @@	Total SA	37,652
90	@	Unit Corp.	4,964
100		Valero Energy Corp.	5,777
			1,587,581
		Oil & Gas Services: 0.3%
100	@, L	Basic Energy Services, Inc.	2,116
40	@, L	Dril-Quip, Inc.	1,871

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
80	@, L	Exterran Holdings, Inc.	$5,572
160	@, L	FMC Technologies, Inc.	9,066
130	@	Grant Prideco, Inc.	6,561
130	@, L	Helix Energy Solutions Group, Inc.	4,579
40	@, L	Hornbeck Offshore Services, Inc.	1,797
100	@, L	ION Geophysical Corp.	1,329
20		Lufkin Industries, Inc.	1,143
300	@, L	National Oilwell Varco, Inc.	18,690
150	@	Oceaneering International, Inc.	9,000
1,050	@, @@	Petroleum Geo-Services ASA	25,188
30	@, L	SEACOR Holdings, Inc.	2,880
50	@	Superior Energy Services	2,035
209	@, L	Transocean, Inc.	29,367
50	@, L	W-H Energy Services, Inc.	3,144
			124,338
		Packaging & Containers: 0.1%
300		Ball Corp.	13,230
100	L	Chesapeake Corp.	350
50	@	Packaging Corp. of America	1,140
250		Sonoco Products Co.	7,043
			21,763
		Pharmaceuticals: 1.6%
40	@, L	Alpharma, Inc.	1,007
600	L	AmerisourceBergen Corp.	25,032
520	@@	AstraZeneca PLC	19,436
800		Bristol-Myers Squibb Co.	18,088
120	@, L	Cephalon, Inc.	7,241
2,200		Eli Lilly & Co.	110,044
180	@	Endo Pharmaceuticals Holdings, Inc.	4,727
400	@	Forest Laboratories, Inc.	15,908
700	@	Gilead Sciences, Inc.	33,124
1,000	@@	GlaxoSmithKline PLC	21,829
40	@, L	HealthExtras, Inc.	1,102
200	@	Medco Health Solutions, Inc.	8,862
160	@, L	Medicis Pharmaceutical Corp.	3,282
2,200	@	Merck & Co., Inc.	97,460
200	@@	Merck KGaA	24,868
80	@	NBTY, Inc.	2,285
100	@, L	Noven Pharmaceuticals, Inc.	1,356
200	@@	Omega Pharma SA	9,492
100	@	Omnicare, Inc.	2,098
100	@	Par Pharmaceutical Cos., Inc.	1,769
100	L	Perrigo Co.	3,342
120	@, L	PetMed Express, Inc.	1,374
6,800		Pfizer, Inc.	151,504
200	@@	Roche Holding AG	39,222
170	@, L	Salix Pharmaceuticals Ltd.	1,148
50	@, L	Sciele Pharma, Inc.	1,035
120	@, L	Sepracor, Inc.	2,576
110	@	Theragenics Corp.	427
20	@, L	USANA Health Sciences, Inc.	624
90	@, L	VCA Antech, Inc.	2,890
200	@, L	Viropharma, Inc.	1,832
			614,984
		Pipelines: 0.1%
210	@	National Fuel Gas Co.	9,881
220		Oneok, Inc.	10,245
700	@	Williams Cos., Inc.	25,214
			45,340
		Real Estate: 0.1%
1,000	@@	Cheung Kong Holdings Ltd.	14,937
100	@, L	Forestar Real Estate Group, Inc.	2,438
40	L	Jones Lang LaSalle, Inc.	3,056
1,000	@@	Mitsui Fudosan Co., Ltd.	20,304
			40,735
		Retail: 1.7%
300		Abercrombie & Fitch Co.	23,259
50	@, L	Aeropostale, Inc.	1,343
261	@	American Eagle Outfitters	5,578
100	@, L	AnnTaylor Stores Corp.	2,402
300	@, L	Autozone, Inc.	34,524
120		Barnes & Noble, Inc.	3,374
800	L	Best Buy Co., Inc.	34,408
900	@, L	Big Lots, Inc.	15,165
70	@, L	BJ’s Wholesale Club, Inc.	2,209
100		Bob Evans Farms, Inc.	2,895
72		Brown Shoe Co., Inc.	1,057
20	@, L	Buffalo Wild Wings, Inc.	463
100	@, L	Carmax, Inc.	1,836
260		Casey’s General Stores, Inc.	6,513
50	L	Cash America International, Inc.	1,618
160		Cato Corp.	2,506

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
50	@, L	CEC Entertainment, Inc.	$1,342
200	@, L	Chico’s FAS, Inc.	1,862
210	L	Christopher & Banks Corp.	2,268
1,810	@, L	Coach, Inc.	54,879
70	@, L	Collective Brands, Inc.	1,104
40	@, L	Copart, Inc.	1,666
1,200		Costco Wholesale Corp.	74,304
70	@, L	Dick’s Sporting Goods, Inc.	1,931
260	@, L	Dollar Tree Stores, Inc.	6,976
800	@@	Don Quijote Co., Ltd.	12,813
100	@, L	Dress Barn, Inc.	1,318
200	@, L	First Cash Financial Services, Inc.	1,870
100	L	Foot Locker, Inc.	1,230
600	@	GameStop Corp.	25,416
30	@, L	Genesco, Inc.	899
50	L	Guess ?, Inc.	2,057
50	@, L	Gymboree Corp.	1,980
170	@, L	Hanesbrands, Inc.	4,947
40	@, L	Hibbett Sporting Goods, Inc.	632
30	L	IHOP Corp.	1,373
200	@, L	Jack in the Box, Inc.	5,254
40	@, L	JOS A Bank Clothiers, Inc.	911
54	L	Landry’s Restaurants, Inc.	957
30	@	Longs Drug Stores Corp.	1,441
800		McDonald’s Corp.	43,288
193	@	Men’s Wearhouse, Inc.	4,447
10	L	Movado Group, Inc.	193
100		MSC Industrial Direct Co.	4,058
60	@, L	O’Reilly Automotive, Inc.	1,618
55	@, L	Panera Bread Co.	2,055
100		Phillips-Van Heusen	3,651
300	@, L	Polo Ralph Lauren Corp.	18,657
797	@@	Punch Taverns PLC	10,145
180	@, L	Quiksilver, Inc.	1,620
800	L	RadioShack Corp.	13,960
20	@, L	Red Robin Gourmet Burgers, Inc.	667
180	L	Regis Corp.	4,509
110		Ross Stores, Inc.	3,064
30	@, L	School Specialty, Inc.	916
176	@, L	Select Comfort Corp.	753
800	@, @@	Seven & I Holdings Co., Ltd.	19,892
238	@, L	Sonic Corp.	5,077
200	@, L	Starbucks Corp.	3,594
70	@, L	Texas Roadhouse, Inc.	651
1,600		TJX Cos., Inc.	51,200
40	@, L	Tractor Supply Co.	1,498
67	@, L	Tween Brands, Inc.	1,983
170	@, L	Urban Outfitters, Inc.	4,893
700	@	Wal-Mart Stores, Inc.	34,713
700	L	Wendy’s International, Inc.	16,996
40	@	World Fuel Services Corp.	1,251
1,000	@	Yum! Brands, Inc.	34,450
200	@, L	Zale Corp.	3,864
30	@, L	Zumiez, Inc.	527
			642,770
		Savings & Loans: 0.2%
61	L	Anchor Bancorp. Wisconsin, Inc.	1,155
150		Astoria Financial Corp.	3,926
90	L	BankAtlantic Bancorp., Inc.	410
400	L	Brookline Bancorp., Inc.	3,844
200	L	Dime Community Bancshares	3,044
240	L	First Niagara Financial Group, Inc.	2,741
140	@, L	FirstFed Financial Corp.	4,375
30	L	Flagstar Bancorp., Inc.	215
100	@, L	Guaranty Financial Group, Inc.	1,309
3,900	L	Hudson City Bancorp., Inc.	61,893
300	L	Washington Mutual, Inc.	4,440
			87,352
		Semiconductors: 0.6%
80	@	AMIS Holdings, Inc.	546
900		Applied Materials, Inc.	17,253
200	@	Atmel Corp.	650
200	@, L	Axcelis Technologies, Inc.	1,150
20	@, L	Cabot Microelectronics Corp.	670
22		Cohu, Inc.	344
40	@, L	Diodes, Inc.	903
180	@, L	DSP Group, Inc.	2,088
200	@, @@	Elpida Memory, Inc.	6,636
360	@	Fairchild Semiconductor International, Inc.	4,014
5,600		Intel Corp.	111,720
190	@, L	International Rectifier Corp.	4,326
90		Intersil Corp.	2,094

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
161	@, L	Lam Research Corp.	$6,479
30	@, L	MKS Instruments, Inc.	603
800	@, L	Nvidia Corp.	17,112
170	@, L	Pericom Semiconductor Corp.	2,266
270	@, L	Semtech Corp.	3,440
350	@, L	Skyworks Solutions, Inc.	2,891
30	@, L	Standard Microsystems Corp.	851
1,310	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,759
400		Texas Instruments, Inc.	11,984
300	@@	Tokyo Electron Ltd.	18,595
82	@, L	Varian Semiconductor Equipment Associates, Inc.	2,770
			232,144
		Software: 1.2%
300	@	Activision, Inc.	8,175
100		Acxiom Corp.	1,271
10	@, L	Advent Software, Inc.	449
70	@, L	Allscripts Healthcare Solutions, Inc.	747
104	@, L	Ansys, Inc.	3,886
600	@	Autodesk, Inc.	18,654
1,300	@	BMC Software, Inc.	41,964
90	@	Broadridge Financial Solutions ADR	1,724
2,900	@	CA, Inc.	66,352
150	@	Captaris, Inc.	521
160	@, L	Cerner Corp.	6,952
50	@, L	Concur Technologies, Inc.	1,462
50	@, L	CSG Systems International	568
37		Dun & Bradstreet Corp.	3,232
300	@, L	Fiserv, Inc.	15,786
40	L	Global Payments, Inc.	1,587
800		IMS Health, Inc.	18,008
140	@, L	Informatica Corp.	2,444
40	@, L	JDA Software Group, Inc.	683
30	@	Mantech International Corp.	1,322
100	@	Metavante Technologies, inc.	2,167
6,790	@	Microsoft Corp.	184,791
300	L	MoneyGram International, Inc.	1,098
1,700	@, L	Novell, Inc.	12,665
150	@, L	Omnicell, Inc.	2,850
1,900	@	Oracle Corp.	35,720
100	@	Parametric Technology Corp.	1,531
170	@, L	Phase Forward, Inc.	2,708
50	@, L	Phoenix Technologies Ltd.	826
90	@, L	Progress Software Corp.	2,569
50	@, L	Smith Micro Software, Inc.	256
30	@, L	SPSS, Inc.	1,141
195	@, L	Sybase, Inc.	5,191
100	@	Take-Two Interactive Software, Inc.	2,650
251	@, @@	Tele Atlas NV	10,656
			462,606
		Telecommunications: 1.8%
440	@	3Com Corp.	1,448
420		Adaptec, Inc.	1,113
110	@, L	ADC Telecommunications, Inc.	1,504
1,762	@@	Alcatel SA	10,333
40	@, L	Anixter International, Inc.	2,616
277	@, L	Arris Group, Inc.	1,593
4,682		AT&T, Inc.	163,074
900		CenturyTel, Inc.	32,571
690	@, L	Cincinnati Bell, Inc.	2,677
5,210	@	Cisco Systems, Inc.	126,968
54	@, L	CommScope, Inc.	2,262
40	@, L	Comtech Telecommunications	1,735
900		Corning, Inc.	20,907
160	@	Foundry Networks, Inc.	1,899
190	@, L	Harmonic, Inc.	1,693
178	@, L	Harris Corp.	8,692
1,600	@, L	JDS Uniphase Corp.	21,040
500	@, L	Juniper Networks, Inc.	13,410
100	@, L	Netgear, Inc.	2,182
320	@, L	NeuStar, Inc.	8,211
160	@, L	Novatel Wireless, Inc.	1,693
242	@@	Orascom Telecom GDR	18,420
120		Plantronics, Inc.	2,263
1,000		Qualcomm, Inc.	42,370
460	@, L	RF Micro Devices, Inc.	1,449
1,638	@@	Royal KPN NV	30,922
210	@	Symmetricom, Inc.	718
14,530	@@	Telecom Italia S.p.A. RNC	28,035
140	@, L	Telephone & Data Systems, Inc.	6,566
2,600	@, L	Tellabs, Inc.	17,108
40	@	Tollgrade Communications, Inc.	221
1,800	@, L	Verizon Communications, Inc.	65,376

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
10	@, L	Viasat, Inc.	$210
7,687	@@	Vodafone Group PLC	24,748
			666,027
		Textiles: 0.0%
130	@	G&K Services, Inc.	4,974
100	@, L	Mohawk Industries, Inc.	7,141
20	@	Unifirst Corp.	773
			12,888
		Toys/Games/Hobbies: 0.1%
40	@, L	Jakks Pacific, Inc.	1,118
100	@@	Nintendo Co., Ltd.	49,790
			50,908
		Transportation: 0.2%
110	L	Con-way, Inc.	4,984
200		CSX Corp.	9,704
3	@@	East Japan Railway Co.	24,079
60	@, L	HUB Group, Inc.	1,799
70	@, L	Kansas City Southern	2,506
60	@	Kirby Corp.	2,705
80	L	Landstar System, Inc.	3,710
60	@, L	Old Dominion Freight Line	1,635
230	@	Tidewater, Inc.	12,915
			64,037
		Water: 0.1%
389	@@	Veolia Environnement	34,611
			34,611
		Total Common Stock
		(Cost $12,625,681)	13,143,613
REAL ESTATE INVESTMENT TRUSTS: 0.4%
		Apartments: 0.0%
35	L	Essex Property Trust, Inc.	3,676
20	L	Home Properties, Inc.	920
			4,596
		Diversified: 0.2%
70	L	Colonial Properties Trust	1,705
20	@, L	Entertainment Properties Trust	937
400	@, L	Lexington Corporate Properties Trust	5,788
62,000	C	Liberty Property LP	63,642
			72,072
		Health Care: 0.0%
70	@, L	Medical Properties Trust, Inc.	839
			839
		Hotels: 0.1%
130		DiamondRock Hospitality Co.	1,624
220	L	Hospitality Properties Trust	7,993
800	@	Host Hotels & Resorts, Inc.	12,952
			22,569
		Office Property: 0.0%
100	@, L	BioMed Realty Trust, Inc.	2,192
30	@	Kilroy Realty Corp.	1,423
50		Parkway Properties, Inc.	1,805
			5,420
		Regional Malls: 0.0%
90	L	Macerich Co.	5,760
			5,760
		Shopping Centers: 0.0%
100		Regency Centers Corp.	5,935
			5,935
		Single Tenant: 0.0%
150	@, L	National Retail Properties, Inc.	3,105
100	L	Realty Income Corp.	2,301
			5,406
		Storage: 0.0%
100	@, L	Extra Space Storage, Inc.	1,507
			1,507
		Warehouse/Industrial: 0.1%
260	@, L	AMB Property Corp.	13,047
300	L	Prologis	16,164
			29,211
		Total Real Estate Investment Trusts
		(Cost $158,508)	153,315
EXCHANGE-TRADED FUNDS: 0.1%
		Exchange-Traded Funds: 0.1%
350	L	iShares S&P SmallCap 600 Index Fund	21,018
200	L	Midcap SPDR Trust Series 1	28,850
		Total Exchange-Traded Funds
		(Cost $48,952)	49,868

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
PREFERRED STOCK: 0.7%
		Diversified Financial Services: 0.1%
2,775	P	Merrill Lynch & Co., Inc.	$46,343
			46,343
		Household Products/Wares: 0.1%
400	@@	Henkel KGaA - Vorzug	17,781
			17,781
		Insurance: 0.5%
3,025	@@, P	Aegon NV	68,426
1,000	@@, P	Aegon NV - Series 1	19,000
3,525	P	Metlife, Inc.	84,600
			172,026
		Media: 0.0%
586	@@	ProSieben SAT.1 Media AG	12,684
			12,684
		Total Preferred Stock
		(Cost $289,002)	248,834

Principal Amount			Value
CORPORATE BONDS/NOTES: 12.5%
		Aerospace/Defense: 0.1%
$37,000	C	United Technologies Corp., 5.375%, due 12/15/17	$38,797
			38,797
		Banks: 3.9%
70,000	@@, C	Australia & New Zealand Banking Group Ltd., 4.963%, due 12/31/49	52,691
57,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	56,029
55,000		Bank of America Corp., 5.750%, due 12/01/17	56,310
30,000	@@, C	Bank of Ireland, 5.188%, due 12/29/49	18,600
10,000	@@, C	Bank of Scotland, 5.125%, due 12/31/49	7,102
19,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	19,727
20,000	@@, C	Barclays Bank PLC, 4.000%, due 12/31/49	14,100
65,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	67,548
50,000	@@, C	BNP Paribas, 5.238%, due 09/29/49	37,029
36,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	30,324
10,000	@@, C	Den Norske Bank ASA, 3.375%, due 11/29/49	7,650
44,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	43,383
36,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	31,984
110,000	@@, C	HSBC Bank PLC, 4.913%, due 06/29/49	72,600
60,000	@@, C	HSBC Bank PLC, 5.000%, due 06/29/49	38,700
70,000	@@, C	Lloyds TSB Bank PLC, 3.110%, due 08/29/49	51,331
10,000	@@, C	Lloyds TSB Bank PLC, 3.250%, due 11/29/49	6,550
45,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	45,918
10,000	@@, C	National Westminster Bank PLC, 3.313%, due 11/29/49	6,538
44,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	42,037
19,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	17,591
13,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	11,927
50,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	43,523
110,000	@@, C	Royal Bank of Scotland Group PLC, 4.938%, due 12/29/49	81,950
40,000	@@, C	Societe Generale, 4.981%, due 11/29/49	29,186
90,000	@@, C	Standard Chartered PLC, 3.875%, due 07/29/49	54,900
10,000	@@, C	Standard Chartered PLC, 3.963%, due 01/29/49	6,050
130,000	@@, C	Standard Chartered PLC, 5.125%, due 11/29/49	80,600
49,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	49,319
61,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	49,121
100,000	@@	UBS AG, 5.875%, due 12/20/17	105,995
61,000	C	USB Capital IX, 6.189%, due 03/29/49	49,978
44,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	34,673
75,000		Wells Fargo & Co., 5.625%, due 12/11/17	77,936
30,000	@@, C	Westpac Banking Corp., 5.306%, due 09/30/49	22,889
57,000	@@, #, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	50,128
			1,471,917
		Beverages: 0.2%
21,000	C	Anheuser-Busch Cos., Inc., 5.500%, due 01/15/18	21,781
49,000	@@, C	Diageo Capital PLC, 5.750%, due 10/23/17	50,528
			72,309
		Chemicals: 0.1%
10,000	Z	Stauffer Chemical, 2.810%, due 04/15/10	9,427
10,000	Z	Stauffer Chemical, 5.180%, due 04/15/18	5,997
30,000	Z	Stauffer Chemical, 6.280%, due 04/15/17	18,972
			34,396
		Diversified Financial Services: 2.4%
123,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	118,202
38,000		Caterpillar Financial Services Corp., 4.850%, due 12/07/12	39,597
56,000		Citigroup, Inc., 6.125%, due 11/21/17	57,592
33,000	C	Citigroup, Inc., 8.300%, due 12/21/57	33,597
72,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	76,439
25,000	@@, C	Financiere CSFB NV, 5.000%, due 03/29/49	19,125
51,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	53,088
49,000		General Electric Capital Corp., 5.875%, due 01/14/38	47,002
27,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	25,285

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$51,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	$53,051
58,000		John Deere Capital Corp., 4.950%, due 12/17/12	60,933
70,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	72,767
86,000	#, C	Mangrove Bay Pass-through Trust, 6.102%, due 07/15/33	72,544
30,000	@@, C	Paribas, 2.667%, due 12/31/49	23,716
15,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	15,381
68,388	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	71,807
238,171	#, Z	Toll Road Investors Partnership II LP, 15.350%, due 02/15/45	35,253
55,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	55,974
			931,353
		Electric: 1.1%
44,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	42,438
56,000	C	Commonwealth Edison Co., 5.950%, due 08/15/16	58,045
105,000	C	Commonwealth Edison Co., 6.150%, due 03/15/12	111,248
29,000	C	Duke Energy Carolinas, LLC, 5.250%, due 01/15/18	29,864
41,000	C	Duke Energy Carolinas, LLC, 6.000%, due 01/15/38	41,133
12,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	14,219
19,000	C	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	18,921
43,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	44,783
53,000	C	NorthWestern Corp., 5.875%, due 11/01/14	53,489
			414,140
		Food: 0.4%
46,000		Kraft Foods, Inc., 6.125%, due 02/01/18	46,670
46,000		Kraft Foods, Inc., 6.875%, due 02/01/38	45,868
65,000		Kraft Foods, Inc., 7.000%, due 08/11/37	66,016
			158,554
		Healthcare - Products: 0.2%
69,000	C, L	Baxter International, Inc., 6.250%, due 12/01/37	70,935
			70,935
		Healthcare - Services: 0.5%
200,000	C	UnitedHealth Group, Inc., 6.875%, due 02/15/38	198,723
			198,723
		Insurance: 0.3%
72,000	@@, C	Aegon NV, 4.568%, due 12/31/49	45,900
29,000		Prudential Financial, Inc., 6.000%, due 12/01/17	29,771
25,000		Prudential Financial, Inc., 6.625%, due 12/01/37	24,932
			100,603
		Media: 0.1%
44,000	#, C	News America, Inc., 6.650%, due 11/15/37	44,464
			44,464
		Miscellaneous Manufacturing: 0.2%
63,000	L	General Electric Co., 5.250%, due 12/06/17	63,349
			63,349
		Multi - National: 0.1%
28,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	27,053
			27,053
		Oil & Gas: 0.6%
40,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	38,961
8,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	8,702
68,000	@@, #	Pemex Project Funding Master Trust, 4.100%, due 06/15/10	68,612
53,000	@@, C	Transocean, Inc., 6.000%, due 03/15/18	55,457
45,000	@@, C	Transocean, Inc., 6.800%, due 03/15/38	47,164
			218,896
		Pharmaceuticals: 0.1%
56,000	C	Merck & Co., Inc., 5.750%, due 11/15/36	56,034
			56,034
		Pipelines: 0.1%
30,000	C	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	29,986
			29,986
		Retail: 1.1%
62,000	C	McDonald’s Corp., 5.350%, due 03/01/18	63,566
18,000	C	McDonald’s Corp., 5.800%, due 10/15/17	19,052
108,000	C	McDonald’s Corp., 6.300%, due 10/15/37	110,860
20,000	C	Nordstrom, Inc., 6.250%, due 01/15/18	20,687
16,000	C	Nordstrom, Inc., 7.000%, due 01/15/38	15,866
100,000	C	Target Corp., 6.500%, due 10/15/37	98,504
15,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	13,374
83,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	88,880
			430,789
		Telecommunications: 0.7%
25,000	C	AT&T, Inc., 5.500%, due 02/01/18	25,046
77,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	77,809
65,000	C, L	Embarq Corp., 7.995%, due 06/01/36	63,141
40,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	28,064
36,000	C	Verizon Communications, Inc., 5.500%, due 02/15/18	36,204
29,000	C	Verizon Communications, Inc., 6.400%, due 02/15/38	29,091
			259,355
		Transportation: 0.2%
61,000	C	Union Pacific Corp., 5.700%, due 08/15/18	61,699
			61,699

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount			Value
		Water: 0.1%
$24,000	#, C	American Water Capital Corp., 6.085%, due 10/15/17	$24,846
24,000	#, C	American Water Capital Corp., 6.593%, due 10/15/37	23,715
			48,561
		Total Corporate Bonds/Notes
		(Cost $4,947,208)	4,731,913
U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.2%
		Federal Home Loan Mortgage Corporation: 6.3%
175,739	C, S	3.168%, due 05/15/33	176,136
127,630	C, S	4.500%, due 12/15/16	129,128
85,000	C	5.000%, due 12/11/12	85,544
111,239	C, S	5.000%, due 08/15/16	115,474
150,000	C, S	5.000%, due 05/15/20	154,080
46,000	C, S	5.000%, due 09/15/31	45,636
18,000	C, S	5.000%, due 02/15/32	18,138
43,000	C, S	5.000%, due 04/15/32	43,798
117,000	C	5.250%, due 03/15/12	118,385
27,000	C, S	5.500%, due 12/15/20	27,761
16,000	C, S	5.500%, due 10/15/32	16,444
14,000	C, S	5.500%, due 11/15/32	14,325
46,000	C, S	5.500%, due 07/15/33	46,993
364,000	W	5.500%, due 03/15/34	366,104
33,556	S	6.000%, due 12/01/28	34,596
134,016	C, S	6.000%, due 01/15/29	140,058
793,000	W	6.000%, due 03/15/34	809,975
49,075	S	7.000%, due 11/01/31	52,116
			2,394,691
		Federal National Mortgage Corporation: 9.6%
78,000	L	3.250%, due 04/09/13	77,566
63,000	W	4.500%, due 03/15/19	63,039
50,000	L	4.750%, due 11/19/12	53,204
302,588	S	5.000%, due 08/01/37	295,219
264,000	W	5.000%, due 03/12/38	259,999
60,000	C	5.400%, due 03/26/12	60,112
85,564	S	5.500%, due 02/01/18	87,525
1,370,000	W	5.500%, due 03/18/23	1,400,182
294,000	S	5.500%, due 05/25/30	297,288
73,055	S	5.500%, due 01/25/36	71,516
101,585	S	5.500%, due 12/25/36	99,755
229,000	^	5.500%, due 03/12/38	230,324
85,710	S	6.000%, due 08/01/16	88,792
26,130	S	6.000%, due 10/01/18	27,033
93,524	S	6.000%, due 04/25/31	97,793
227,000	W	6.000%, due 03/12/38	231,930
13,000	S	6.500%, due 01/01/23	13,570
63,823	S	6.500%, due 04/01/37	66,186
113,043	S	6.500%, due 05/01/37	117,228
13,521	S	7.000%, due 03/01/32	14,428
4,485	S	7.500%, due 09/01/31	4,845
			3,657,534
		Government National Mortgage Association: 0.3%
5,754	S	6.500%, due 02/15/26	6,063
16,281	S	6.500%, due 02/15/29	17,089
18,485	S	6.500%, due 01/15/32	19,391
32,011	S	7.000%, due 02/15/28	34,400
22,946	S	7.500%, due 12/15/23	24,763
			101,706
		Total U.S. Government Agency Obligations
		(Cost $6,094,560)	6,153,931
U.S. TREASURY OBLIGATIONS: 11.8%
		U.S. Treasury Bonds: 3.0%
629,000	L	3.500%, due 02/15/18	627,624
54,000	L	4.750%, due 05/15/14	59,919
417,000	L	5.000%, due 05/15/37	457,234
			1,144,777
		U.S. Treasury Notes: 8.8%
990,000		2.125%, due 01/31/10	999,282
798,000	L	2.750%, due 02/28/13	807,539
1,216,000		2.875%, due 01/31/13	1,237,755
258,000	L	4.500%, due 05/15/10	274,085
			3,318,661
		Total U.S. Treasury Obligations
		(Cost $4,362,229)	4,463,438
ASSET-BACKED SECURITIES: 0.7%
		Automobile Asset-Backed Securities: 0.0%
1,918	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	1,919
			1,919
		Home Equity Asset-Backed Securities: 0.2%
89,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	64,753
			64,753

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities: 0.5%
$67,000	S	CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	$66,079
39,000	S	CenterPoint Energy Transition Bond Co., LLC, 5.234%, due 02/01/23	37,489
32,025	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	31,568
25,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	24,298
35,200	C, S	Equity One, Inc., 5.050%, due 09/25/33	33,298
21,959	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	21,255
			213,987
		Total Asset-Backed Securities
		(Cost $310,214)	280,659
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.2%
239,401	C, S	American Home Mortgage Assets, 5.312%, due 02/25/47	190,865
85,476	C, S	Banc of America Alternative Loan Trust, 6.281%, due 11/25/21	91,387
20,451	C, S	Banc of America Alternative Loan Trust, 6.487%, due 04/25/37	20,882
12,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	11,601
9,576	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	9,455
10,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	9,854
38,493	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	38,170
10,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	10,176
96,921	C, S	Banc of America Funding Corp., 5.653%, due 06/20/37	91,850
83,631	C, S	Banc of America Funding Corp., 5.841%, due 05/20/36	83,243
28,329	C, S	Banc of America Funding Corp., 7.000%, due 10/25/37	26,930
30,556	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	31,528
36,389	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	35,657
49,950	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	49,842
39,333	C, S	Chaseflex Trust, 6.500%, due 02/25/37	40,028
35,110	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	36,408
183,229	C, S	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	184,817
131,325	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	129,636
749	C	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	759
31,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.565%, due 04/15/62	32,565
130,663	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	130,943
381,842	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	389,184
56,640	C, S	GMAC Mortgage Corp. Loan Trust, 4.583%, due 10/19/33	55,993
33,890	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	34,480
37,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	36,704
17,700	#, C, S	GSMPS Mortgage Loan Trust, 3.485%, due 01/25/35	14,855
4,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	3,926
7,622	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45	7,660
54,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	54,078
10,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	9,810
104,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	102,301
53,793	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	53,308
20,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	19,828
67,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	68,603
301,174	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	298,834
680,275	C, S	MASTR Reperforming Loan Trust, 3.495%, due 07/25/35	670,121
50,271	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	48,111
55,933	C, S	RAAC Series, 5.250%, due 09/25/34	56,247
26,748	C, S	Thornburg Mortgage Securities Trust, 3.505%, due 09/25/44	25,677
51,371	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.000%, due 12/25/18	52,429
29,927	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.222%, due 02/25/47	24,709
112,195	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.332%, due 07/25/47	98,614
30,625	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.332%, due 07/25/47	23,547
753,076	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.362%, due 11/25/46	626,525
22,624	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.678%, due 06/25/37	22,854
131,038	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.699%, due 06/25/37	131,029
105,159	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.750%, due 02/25/36	106,682
190,219	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.819%, due 06/25/37	189,607
58,789	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.877%, due 07/25/37	55,647
186,259	C, S	Washington Mutual Mortgage Pass-through Certificates, 6.022%, due 11/25/46	139,694
25,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	25,225
29,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.790%, due 07/25/34	28,791
146,534	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.388%, due 08/25/35	144,577
130,122	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.643%, due 12/25/36	129,019

		Total Collateralized Mortgage Obligations
		(Cost $5,287,162)	5,005,265
MUNICIPAL BONDS: 0.4%
		California: 0.1%
52,000	C	City of San Diego, 7.125%, due 06/01/32	50,580
			50,580
		Michigan: 0.3%
110,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	106,449
			106,449
		Total Municipal Bonds
		(Cost $161,763)	157,029
		Total Long-Term Investments
		(Cost $34,285,279)	$34,387,865

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
SHORT-TERM INVESTMENTS: 32.8%
		Mutual Fund: 13.2%
5,025,000	**, S	ING Institutional Prime Money Market Fund	$5,025,000
		Total Mutual Fund
		(Cost $5,025,000)	5,025,000

Principal Amount				Value
		Repurchase Agreement: 0.6%
$226,000		Deutsche Bank Repurchase Agreement dated 02/29/08, 3.090%, due 03/03/08, $226,058 to be received upon repurchase (Collateralized by $228,000 Federal National Mortgage Association, 6.000%, Market Value plus accrued interest $231,070, due 12/12/23)		$226,000
		Total Repurchase Agreement
		(Cost $226,000)		226,000
		Securities Lending Collateral(cc): 19.0%
7,195,269		Bank of New York Mellon Corp. Institutional Cash Reserves		7,195,269
		Total Securities Lending Collateral
		(Cost $7,195,269)		7,195,269
		Total Short-Term Investments
		(Cost $12,446,269)		12,446,269
		Total Investments in Securities
		(Cost $46,731,548) *	123.4%	$46,834,134
		Other Assets and Liabilities - Net	(23.4)	(8,890,377)
		Net Assets	100.0%	$37,943,757
	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at February 29, 2008.
	**	Investment in affiliate
	^	Interest Only (IO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $47,037,076.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,348,222
		Gross Unrealized Depreciation		(1,551,164)
		Net Unrealized Depreciation		$(202,942)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

ING Strategic Allocation Conservative Fund Open Futures Contracts on February 29, 2008

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
90-Day Eurodollar	20	4,889,250	09/15/08	$44,768
S&P 500 E-Mini	5	332,825	03/20/08	952
U.S. Treasury 2-Year Note	17	3,653,672	06/30/08	16,523
U.S. Treasury 5-Year Note	9	1,028,250	06/30/08	10,184
U.S. Treasury 10-Year Note	12	1,407,375	06/19/08	18,910
				$91,337
Short Contracts
90-Day Eurodollar	20	(4,869,000)	09/14/09	$(16,433)
U.S. Treasury Long Bond	4	(474,500)	06/19/08	(7,825)
				$(24,258)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Fund	as of February 29, 2008 (Unaudited) (continued)

ING Strategic Allocation Conservative Fund Interest Rate Swap Agreements Outstanding on February 29, 2008:

		NOTIONAL		UNREALIZED
	TERMINATION	PRINCIPAL		APPRECIATION/
	DATE	AMOUNT		(DEPRECIATION)
Receive a fixed rate equal to 4.04221% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/13/09	USD	642,000	$15,124
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.80031% Counterparty: Citibank N.A., New York	12/13/17	USD	153,000	(7,066)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.27000% Counterparty: Citibank N.A., New York	01/23/18	USD	683,000	(2,046)
				$6,012

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 77.6%
		Advertising: 0.6%
260	@, L	inVentiv Health, Inc.	$8,268
9,300	@	Omnicom Group	415,431
			423,699
		Aerospace/Defense: 2.7%
370	@	BE Aerospace, Inc.	12,691
3,700		Boeing Co.	306,323
490	L	Curtiss-Wright Corp.	20,609
300	@	DRS Technologies, Inc.	16,827
280	@, L	Esterline Technologies Corp.	14,672
700	@	General Dynamics Corp.	57,295
1,100		Goodrich Corp.	65,153
3,100		L-3 Communications Holdings, Inc.	329,499
2,800		Lockheed Martin Corp.	288,960
20	@, L	Moog, Inc.	821
4,900		Northrop Grumman Corp.	385,189
350	@, L	Teledyne Technologies, Inc.	15,540
6,550		United Technologies Corp.	461,841
			1,975,420
		Agriculture: 1.2%
2,700	@	Altria Group, Inc.	197,478
140	L	Andersons, Inc.	6,476
6,015	@@	British American Tobacco PLC	225,543
3,900	@	Reynolds American, Inc.	248,508
300	@, L	Universal Corp.	17,073
3,000	@	UST, Inc.	162,870
			857,948
		Airlines: 0.4%
200	@, L	Alaska Air Group, Inc.	4,880
17,568	@, @@	British Airways PLC	89,053
600	@, L	JetBlue Airways Corp.	3,270
875	@	Skywest, Inc.	19,355
15,000		Southwest Airlines Co.	183,900
			300,458
		Apparel: 0.7%
610	@, L	CROCS, Inc.	14,835
60	@, L	Deckers Outdoor Corp.	6,638
930	@, L	Iconix Brand Group, Inc.	19,325
140	@, L	Maidenform Brands, Inc.	1,732
6,900	@	Nike, Inc.	415,380
200	L	Oxford Industries, Inc.	4,228
150	@, L	Skechers USA, Inc.	3,194
150	@, L	Volcom, Inc.	2,966
700	@, L	Warnaco Group, Inc.	26,292
630	@, L	Wolverine World Wide, Inc.	16,695
			511,285
		Auto Manufacturers: 0.4%
21,000	@@	Fuji Heavy Industries Ltd.	91,612
12,800	@@	Nissan Motor Co., Ltd.	115,110
1,000	L	Oshkosh Truck Corp.	40,070
1,040	@	Wabash National Corp.	8,216
			255,008
		Auto Parts & Equipment: 0.1%
500	L	BorgWarner, Inc.	21,555
1,800	@	Johnson Controls, Inc.	59,148
800	@, L	Lear Corp.	22,064
			102,767
		Banks: 4.6%
1,030	L	Associated Banc-Corp.	25,668
9,096	@@	Banco Bilbao Vizcaya Argentaria SA	187,540
1,830	L	Bank Mutual Corp.	19,673
3,200		Bank of America Corp.	127,168
4,800	@@	Bank of Ireland - Dublin Exchange	67,522
3,300	@@	Bank of Ireland - London Exchange	46,152
4,200		Bank of New York Mellon Corp.	184,254
14,000	@@	Bank of Yokohama Ltd.	90,822
15,660	@@	Barclays PLC	146,770
980	L	Boston Private Financial Holdings, Inc.	13,495
370	L	Cascade Bancorp.	3,759
1,400	L	Cathay General Bancorp.	30,688
840	L	Central Pacific Financial Corp.	15,532
2,410	L	Colonial BancGroup, Inc.	29,113
800		Commerce Bancorp., Inc.	30,224
200		Community Bank System, Inc.	4,420
1,351	@@	Deutsche Bank AG	149,882

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Banks (continued)
578	L	East-West Bancorp., Inc.	$10,872
740	L	First Community Bancorp., Inc.	21,090
5,657	@@	Fortis	124,976
456	L	Frontier Financial Corp.	6,831
600	L	Glacier Bancorp., Inc.	10,314
810	L	Hanmi Financial Corp.	6,180
16,313	@@	HSBC Holdings PLC	246,609
7,600		Marshall & Ilsley Corp.	176,320
17,700	@@	Mitsubishi UFJ Financial Group, Inc.	155,996
500	L	Nara Bancorp., Inc.	5,480
5,200	@@	National Australia Bank Ltd.	137,445
500	L	National Penn Bancshares, Inc.	8,005
490	L	Old National Bancorp.	7,605
550	@, L	Prosperity Bancshares, Inc.	14,520
19,900	@, L	Regions Financial Corp.	421,880
208	@, @@	Royal Bank of Canada	10,440
250	@, L	Signature Bank	6,625
300	@, L	Sterling Bancorp.	4,224
200	@	Sterling Financial Corp.	2,978
14,000	@@	Sumitomo Trust & Banking Co., Ltd.	94,308
100	L	Susquehanna Bancshares, Inc.	1,989
100	@, L	SVB Financial Group	4,530
1,800	@, L	Synovus Financial Corp.	20,754
1,210	@, L	UCBH Holdings, Inc.	13,661
900	@@	Uniao de Bancos Brasileiros SA GDR	122,058
34,100	@@	UniCredito Italiano S.p.A.	250,867
130	@	United Community Banks, Inc.	1,851
6,650	L	Wachovia Corp.	203,623
1,390		Webster Financial Corp.	38,878
90	@	Whitney Holding Corp.	2,161
400	L	Wilmington Trust Corp.	12,320
410	L	Wintrust Financial Corp.	13,838
			3,331,910
		Beverages: 1.1%
2,300		Anheuser-Busch Cos., Inc.	108,307
12,763	@, @@	C&C Group PLC	86,913
5,600	@, L	Constellation Brands, Inc.	107,576
300	@, L	Hansen Natural Corp.	12,450
4,150	@	Pepsi Bottling Group, Inc.	141,142
1,700	@	PepsiAmericas, Inc.	43,010
4,300	@	PepsiCo, Inc.	299,108
			798,506
		Biotechnology: 0.6%
500	@, L	Affymetrix, Inc.	9,590
4,700	@, L	Amgen, Inc.	213,944
700	@	Biogen Idec, Inc.	40,852
900	@, L	Celgene Corp.	50,733
330	@, L	CryoLife, Inc.	3,105
430	@, L	Enzo Biochem, Inc.	4,051
400	@, L	Invitrogen Corp.	33,796
130	@, L	Lifecell Corp.	5,246
340	@, L	Martek Biosciences Corp.	9,744
2,730	@, L	Millennium Pharmaceuticals, Inc.	38,193
300	@, L	PDL BioPharma, Inc.	4,794
470	@, L	Regeneron Pharmaceuticals, Inc.	9,292
200	@, L	Savient Pharmaceuticals, Inc.	4,536
400	@, L	Vertex Pharmaceuticals, Inc.	7,000
			434,876
		Building Materials: 0.5%
420	L	Apogee Enterprises, Inc.	6,464
340	@, L	Drew Industries, Inc.	9,166
900	L	Gibraltar Industries, Inc.	9,837
4,294	@@	Italcementi S.p.A.	87,348
370	@, L	Lennox International, Inc.	13,927
10,700	L	Masco Corp.	199,983
600	@, L	NCI Building Systems, Inc.	18,204
200	@, L	Simpson Manufacturing Co., Inc.	4,792
110	L	Texas Industries, Inc.	6,336
700	L	Trane, Inc.	31,535
40	L	Universal Forest Products, Inc.	1,111
			388,703
		Chemicals: 2.3%
300		Air Products & Chemicals, Inc.	27,399
400		Airgas, Inc.	19,436
100		Albemarle Corp.	3,794
900	L	Cabot Corp.	24,660
200		CF Industries Holdings, Inc.	24,416
13,077	@@	Croda International	156,543
200		Cytec Industries, Inc.	11,456
4,500		Ecolab, Inc.	210,555
9,700		EI Du Pont de Nemours & Co.	450,274
600		Ferro Corp.	9,660

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
800	@, L	Georgia Gulf Corp.	$4,848
390	L	HB Fuller Co.	8,873
800		Lubrizol Corp.	46,640
550		Minerals Technologies, Inc.	33,154
1,000	@	Monsanto Co.	115,680
100	@	NewMarket Corp.	6,695
1,600	L	Olin Corp.	30,752
200	@, L	OM Group, Inc.	12,106
410	@, L	PolyOne Corp.	2,665
1,400		PPG Industries, Inc.	86,772
247	@	Quaker Chemical Corp.	5,805
210	L	Schulman A, Inc.	4,292
3,900		Sigma-Aldrich Corp.	214,578
17,000	@@	Sumitomo Chemical Co., Ltd.	117,680
480	@, L	Terra Industries, Inc.	21,701
510		Tronox, Inc.	2,249
190	@, L	Valspar Corp.	4,121
100	L	Zep, Inc.	1,570
			1,658,374
		Coal: 0.1%
500		Arch Coal, Inc.	25,545
750	@	Massey Energy Co.	28,695
200	@, L	Patriot Coal Corp.	10,740
			64,980
		Commercial Services: 1.6%
190		Administaff, Inc.	4,685
600	@, L	Alliance Data Systems Corp.	30,378
240	@, L	AMN Healthcare Services, Inc.	3,886
1,700	@, L	Apollo Group, Inc. - Class A	104,346
310	@	Arbitron, Inc.	12,995
300	@, L	Avis Budget Group, Inc.	3,429
70	@, L	Bankrate, Inc.	2,958
280	L	Bowne & Co., Inc.	3,716
11,146	@, @@	Brambles Ltd.	107,034
210	@, L	Bright Horizons Family Solutions, Inc.	9,446
500	@, L	Career Education Corp.	7,425
200		CDI Corp.	4,550
220	L	Chemed Corp.	10,496
400	@, W, L	ChoicePoint, Inc.	19,360
50	@, L	Consolidated Graphics, Inc.	2,660
300	@	Corporate Executive Board Co.	12,183
100	L	Deluxe Corp.	2,083
300	L	DeVry, Inc.	13,182
800	@, L	Gartner, Inc.	15,128
300	L	Heidrick & Struggles International, Inc.	10,269
50	@, L	HMS Holdings Corp.	1,368
300	@, L	ITT Educational Services, Inc.	16,566
70	@, L	Kendle International, Inc.	3,137
200	@, L	Korn/Ferry International	3,372
380	@, L	Live Nation, Inc.	4,511
700		Manpower, Inc.	39,690
400	L	MAXIMUS, Inc.	14,528
1,200	L	Moody’s Corp.	45,576
900	@, L	MPS Group, Inc.	10,260
200	@, L	Navigant Consulting, Inc.	3,262
800	@, L	On Assignment, Inc.	4,952
100	@, L	Parexel International Corp.	5,495
400	@	Pharmaceutical Product Development, Inc.	18,028
90	@, L	Pharmanet Development Group	2,595
160	@, L	Pre-Paid Legal Services, Inc.	7,624
600	@	Rent-A-Center, Inc.	10,290
2,000	L	Robert Half International, Inc.	53,900
1,150	L	Rollins, Inc.	20,298
6,100		RR Donnelley & Sons Co.	194,163
1,320	@	Service Corp. International	14,256
530	@	Sotheby’s	17,872
743	@, L	Spherion Corp.	4,815
100		Strayer Education, Inc.	15,570
450	@, L	TrueBlue, Inc.	5,621
300	@, L	United Rentals, Inc.	6,030
3,073	@, @@	USG People NV	69,108
1,200	@, L	Valassis Communications, Inc.	13,464
215	@, L	Volt Information Sciences, Inc.	3,455
400	@	Watson Wyatt Worldwide, Inc.	21,220
6,900		Western Union Co.	143,520
			1,154,755
		Computers: 2.7%
400	@	Affiliated Computer Services, Inc.	20,300
90	@, L	Ansoft Corp.	2,189
3,100	@	Apple, Inc.	387,562
310	@, L	CACI International, Inc.	13,535
1,700	@, L	Cadence Design Systems, Inc.	18,054

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Computers (continued)
2,700	@@	Capgemini SA	$147,536
670	@, L	Ciber, Inc.	3,082
6,700	@	Dell, Inc.	132,995
100		Diebold, Inc.	2,412
700	@, L	DST Systems, Inc.	49,182
13,200	@	EMC Corp.	205,128
6,750	@	Hewlett-Packard Co.	322,448
3,300		International Business Machines Corp.	375,738
370		Jack Henry & Associates, Inc.	8,706
2,700	@	Lexmark International, Inc.	89,181
430	@, L	Mercury Computer Systems, Inc.	2,756
834	@, L	Micros Systems, Inc.	26,721
220	@	MTS Systems Corp.	6,862
1,400	@	NCR Corp.	31,024
360	@, L	Radiant Systems, Inc.	5,141
800	@, L	Sandisk Corp.	18,840
280	@, L	SRA International, Inc.	6,720
110	@, L	Stratasys, Inc.	2,064
400	@	SYKES Enterprises, Inc.	6,716
340	@, L	Synaptics, Inc.	9,109
1,300	@, L	Synopsys, Inc.	30,173
1,400	@	Western Digital Corp.	43,218
			1,967,392
		Cosmetics/Personal Care: 0.9%
600		Alberto-Culver Co.	16,080
250	@, L	Chattem, Inc.	19,475
800		Colgate-Palmolive Co.	60,872
8,050		Procter & Gamble Co.	532,749
			629,176
		Distribution/Wholesale: 0.3%
780	@, L	Brightpoint, Inc.	8,065
450	L	Building Materials Holding Corp.	2,601
410	L	Fastenal Co.	16,671
650	@, L	Fossil, Inc.	20,917
500	@	Ingram Micro, Inc.	7,635
1,150	@, L	LKQ Corp.	24,426
100	@	Owens & Minor, Inc.	4,297
100	@, L	Scansource, Inc.	3,397
5,000	@@	Sumitomo Corp.	71,906
830	@, L	Tech Data Corp.	27,681
410	@, L	United Stationers, Inc.	20,238
110	L	Watsco, Inc.	4,180
			212,014
		Diversified Financial Services: 2.2%
1,500	L	Bear Stearns Cos., Inc.	119,790
1,200		Charles Schwab Corp.	23,532
3,100		Citigroup, Inc.	73,501
100	@	CME Group, Inc.	51,330
1,800	L	Countrywide Financial Corp.	11,358
1,400	L	Eaton Vance Corp.	44,590
3,500	L	Fannie Mae	96,775
200	L	Financial Federal Corp.	4,310
3,050	@	Goldman Sachs Group, Inc.	517,372
200	@	IntercontinentalExchange, Inc.	26,060
370	@, L	Investment Technology Group, Inc.	17,235
450		Jefferies Group, Inc.	7,988
6,250		JPMorgan Chase & Co.	254,063
460	@, L	LaBranche & Co., Inc.	2,134
2,400	L	Lehman Brothers Holdings, Inc.	122,376
900		Merrill Lynch & Co., Inc.	44,604
1,500		Morgan Stanley	63,180
400	@	Nyse Euronext	26,268
300	@	OptionsXpress Holdings, Inc.	6,948
120	@, L	Piper Jaffray Cos.	4,648
300	@, L	Portfolio Recovery Associates, Inc.	10,956
1,900	@, L	Raymond James Financial, Inc.	42,693
460	@	SWS Group, Inc.	5,239
160	@, L	World Acceptance, Corp.	4,861
			1,581,811
		Electric: 2.8%
796		Alliant Energy Corp.	27,653
2,200	@	Aquila, Inc.	7,172
80	L	Central Vermont Public Service Corp.	1,916
190	L	Cleco Corp.	4,353
1,700		Constellation Energy Group, Inc.	150,195
7,100		Dominion Resources, Inc.	283,574
20,400		Duke Energy Corp.	357,816
900		Energy East Corp.	23,985
2,400		FirstEnergy Corp.	162,216
5,900		FPL Group, Inc.	355,711
1,500	@	MDU Resources Group, Inc.	39,390
2,030		Northeast Utilities	51,501

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Electric (continued)
100		NSTAR	$3,090
300	@	OGE Energy Corp.	9,741
2,700	@	PPL Corp.	122,526
600	@	Puget Energy, Inc.	16,020
1,700	@@	RWE AG	205,810
420	@	SCANA Corp.	15,905
5,743	@@	Scottish & Southern Energy PLC	167,929
400		Sierra Pacific Resources	5,164
160	@	Unisource Energy Corp.	3,784
100		Wisconsin Energy Corp.	4,362
			2,019,813
		Electrical Components & Equipment: 0.4%
390	W	Ametek, Inc.	16,610
390		Belden CDT, Inc.	15,327
100	@, L	Energizer Holdings, Inc.	9,283
320	@, L	Greatbatch, Inc.	6,838
800	@	Hubbell, Inc.	36,296
240	@	Littelfuse, Inc.	7,481
1,476	@@	Schneider Electric SA	168,063
			259,898
		Electronics: 1.7%
4,000	@	Agilent Technologies, Inc.	122,440
330		Amphenol Corp.	12,200
90		Analogic Corp.	5,266
4,900		Applera Corp. - Applied Biosystems Group	165,179
1,140	@	Arrow Electronics, Inc.	37,175
1,100	@	Avnet, Inc.	37,081
1,340	@, L	Benchmark Electronics, Inc.	22,512
450	L	Brady Corp.	13,761
410	@, L	Checkpoint Systems, Inc.	9,922
513	L	CTS Corp.	4,976
320		Cubic Corp.	8,182
250	@, L	Cymer, Inc.	7,083
140	@, L	Dionex Corp.	10,335
400	@, L	Electro Scientific Industries, Inc.	6,476
270	@, L	Faro Technologies, Inc.	8,843
810	@, L	Flir Systems, Inc.	23,053
1,000	@	Gentex Corp.	16,120
140	@, L	Itron, Inc.	13,346
4,900	L	Jabil Circuit, Inc.	63,308
4,579	@@	Koninklijke Philips Electronics NV	178,647
320	@, L	LoJack Corp.	3,994
650		Methode Electronics, Inc.	6,923
1,050	L	National Instruments Corp.	27,153
1,700	@@	Nidec Corp.	112,651
240	@	Park Electrochemical Corp.	5,652
330	@	Planar Systems, Inc.	1,538
300	@, L	Plexus Corp.	7,431
570	@, L	Technitrol, Inc.	12,546
3,000	@, L	Thermo Electron Corp.	167,790
880	@, L	Thomas & Betts Corp.	35,332
668	@, L	Trimble Navigation Ltd.	18,263
756	@, L	TTM Technologies, Inc.	8,331
500	@, @@	Tyco Electronics Ltd.	16,450
200	@, L	Varian, Inc.	10,830
80	L	Woodward Governor Co.	2,286
			1,203,075
		Energy - Alternate Sources: 0.0%
1,100	@, L	Headwaters, Inc.	13,486
			13,486
		Engineering & Construction: 0.2%
300	@	Dycom Industries, Inc.	3,432
1,140	@, L	EMCOR Group, Inc.	27,463
830	@, L	Granite Construction, Inc.	25,058
1,220	@	KBR, Inc.	40,663
670	@, L	Shaw Group, Inc.	43,135
710	@	URS Corp.	28,599
			168,350
		Entertainment: 0.0%
200	L	International Speedway Corp.	7,968
900	@, L	Macrovision Corp.	13,761
100	@, L	Scientific Games Corp.	2,067
450	@, L	Shuffle Master, Inc.	3,708
			27,504
		Environmental Control: 0.0%
100	L	Mine Safety Appliances Co.	4,011
450	@, L	Waste Connections, Inc.	13,662
			17,673
		Food: 2.5%
91,000	@@	China Yurun Food Group Ltd.	112,533
400		Corn Products International, Inc.	14,684
615	L	Flowers Foods, Inc.	13,936

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Food (continued)
6,115	@	General Mills, Inc.	$342,379
220	@, L	Great Atlantic & Pacific Tea Co.	5,958
470	@, L	Hain Celestial Group, Inc.	12,690
1,700	@	HJ Heinz Co.	76,210
185		Hormel Foods Corp.	7,559
7,600	@	Kellogg Co.	385,472
40	@, L	Nash Finch Co.	1,403
769	@@	Nestle SA	367,035
300	@	Performance Food Group Co.	9,750
250	@, L	Ralcorp Holdings, Inc.	13,863
1,000	@	Ruddick Corp.	32,250
600	@, L	Smithfield Foods, Inc.	16,530
13,638	@@	Tate & Lyle PLC	141,216
21,000	@@	Tesco PLC	165,950
360	@, L	TreeHouse Foods, Inc.	7,981
90	@, L	United Natural Foods, Inc.	1,523
1,050	@@	Wimm-Bill-Dann Foods OJSC ADR	110,523
			1,839,445
		Forest Products & Paper: 0.3%
960	@	Buckeye Technologies, Inc.	10,378
1,600		International Paper Co.	50,720
210	L	Neenah Paper, Inc.	5,471
180	@	Potlatch Corp.	7,429
720	L	Rock-Tenn Co.	19,318
80	L	Schweitzer-Mauduit International, Inc.	1,838
7,135	@, @@	Smurfit Kappa PLC	102,673
500		Temple-Inland, Inc.	6,865
490	L	Wausau Paper Corp.	3,842
			208,534
		Gas: 0.3%
240		Atmos Energy Corp.	6,240
840		Energen Corp.	50,400
520	@	Laclede Group, Inc.	17,758
420	@	New Jersey Resources Corp.	19,324
410	L	Northwest Natural Gas Co.	17,236
540	@, L	Piedmont Natural Gas Co.	13,284
170	@	South Jersey Industries, Inc.	5,809
1,270	L	Southern Union Co.	32,664
732	@	UGI Corp.	18,747
400	L	Vectren Corp.	10,308
1,400	@, L	WGL Holdings, Inc.	43,666
			235,436
		Hand/Machine Tools: 0.3%
370		Baldor Electric Co.	10,608
1,800		Black & Decker Corp.	123,786
290		Kennametal, Inc.	8,807
200	@	Lincoln Electric Holdings, Inc.	13,428
490	@	Regal-Beloit Corp.	18,091
900		Snap-On, Inc.	44,928
			219,648
		Healthcare - Products: 1.5%
160	@, L	Abaxism, Inc.	4,662
250	@, L	American Medical Systems Holdings, Inc.	3,648
180	@, L	Arthrocare Corp.	7,227
1,600		Baxter International, Inc.	94,432
3,100	@	Boston Scientific Corp.	39,029
240	L	Cooper Cos., Inc.	8,206
900	@@	Covidien Ltd.	38,511
300		CR Bard, Inc.	28,437
340	@, L	Cyberonics	4,386
1,368		Densply International, Inc.	53,407
500	@, L	Edwards Lifesciences Corp.	21,805
200	@, L	Gen-Probe, Inc.	9,562
40	@, L	Haemonetics Corp.	2,324
670	@, L	Henry Schein, Inc.	40,079
200	@	Hillenbrand Industries, Inc.	10,494
564	@, L	Hologic, Inc.	34,015
380	@, L	ICU Medical, Inc.	10,199
378	@, L	Idexx Laboratories, Inc.	20,968
420	@	Immucor, Inc.	12,516
200	@	Intuitive Surgical, Inc.	56,384
140	@, L	Invacare Corp.	3,494
6,000		Johnson & Johnson	371,760
100	@, L	Kensey Nash Corp.	2,715
330	@, L	Kinetic Concepts, Inc.	16,959
370	@, L	LCA-Vision, Inc.	5,099
1,400	@	Medtronic, Inc.	69,104
160	L	Mentor Corp.	4,746
200	L	Meridian Bioscience, Inc.	6,854
200	@	Merit Medical Systems, Inc.	3,170
220	@	Osteotech, Inc.	961
330	@, L	Palomar Medical Technologies, Inc.	4,392

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
100	@, L	PSS World Medical, Inc.	$1,750
200	@, L	Resmed, Inc.	8,098
460	@	Respironics, Inc.	30,213
1,000	@	St. Jude Medical, Inc.	42,980
390	L	Steris Corp.	9,602
70	@, L	SurModics, Inc.	3,092
160	@, L	Symmetry Medical, Inc.	2,848
200	@, L	Techne Corp.	13,678
240	@, L	West Pharmaceutical Services, Inc.	9,912
			1,111,718
		Healthcare - Services: 1.4%
2,700		Aetna, Inc.	133,920
160	@, L	Amedisys, Inc.	6,845
520	@, L	AMERIGROUP Corp.	18,720
340	@, L	Amsurg Corp.	8,191
300	@, L	Apria Healthcare Group, Inc.	6,513
470	@, L	Centene Corp.	8,422
400	@, W, L	Covance, Inc.	33,764
2,900	@	Coventry Health Care, Inc.	150,423
2,100	@@	Fresenius Medical Care AG & Co. KGaA	109,947
100	@	Gentiva Health Services, Inc.	2,156
1,000	@	Health Net, Inc.	43,940
320	@, L	Healthways, Inc.	10,992
950	@	Humana, Inc.	64,914
600	@, L	Lincare Holdings, Inc.	19,500
140	@, L	Matria Healthcare, Inc.	3,517
200	@, L	Molina Healthcare, Inc.	6,330
300	@	Odyssey HealthCare, Inc.	2,622
360	@, L	Pediatrix Medical Group, Inc.	23,764
100	@, L	RehabCare Group, Inc.	2,000
270	@, L	Sunrise Senior Living, Inc.	7,393
4,549	@	UnitedHealth Group, Inc.	211,438
200	@, L	WellCare Health Plans, Inc.	9,548
1,750	@	WellPoint, Inc.	122,640
			1,007,499
		Holding Companies - Diversified: 0.1%
1,031	@@	LVMH Moet Hennessy Louis Vuitton SA	105,926
			105,926
		Home Builders: 0.4%
420	@, L	Champion Enterprises, Inc.	3,730
1,400	L	D.R. Horton, Inc.	19,642
37,500	@, @@	Haseko Corp.	56,560
600	@, L	Hovnanian Enterprises, Inc.	5,466
1,800	L	KB Home	43,074
400	@	M/I Homes, Inc.	6,596
600	L	MDC Holdings, Inc.	25,128
100	@, L	NVR, Inc.	54,068
1,700	@	Pulte Homes, Inc.	23,018
100	@, L	Ryland Group, Inc.	2,829
991	@, L	Thor Industries, Inc.	30,206
1,000	@, L	Toll Brothers, Inc.	21,210
240	@, L	Winnebago Industries	4,817
			296,344
		Home Furnishings: 0.2%
440	L	Ethan Allen Interiors, Inc.	11,986
1,300	L	Furniture Brands International, Inc.	16,900
5,000	@@	Matsushita Electric Industrial Co., Ltd.	105,307
70	@, L	Universal Electronics, Inc.	1,589
			135,782
		Household Products/Wares: 0.9%
1,400	L	American Greetings Corp.	26,348
300	L	Blyth, Inc.	5,949
2,600	L	Clorox Co.	151,294
7,100	@	Kimberly-Clark Corp.	462,778
390	@	Tupperware Corp.	14,227
100		WD-40 Co.	3,108
			663,704
		Housewares: 0.1%
2,500		Newell Rubbermaid, Inc.	56,750
390	@, L	Toro Co.	18,790
			75,540
		Insurance: 5.1%
3,100	@, @@	ACE Ltd.	174,344
11,131	@@	Aegon NV	166,234
5,100		Allstate Corp.	243,423
2,900	L	AMBAC Financial Group, Inc.	32,306
1,417		American Financial Group, Inc.	36,658
8,200		American International Group, Inc.	384,252
1,200	L	Brown & Brown, Inc.	21,396
11,050		Chubb Corp.	562,445
200	L	Commerce Group, Inc.	7,248
490		Delphi Financial Group	14,778

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
800	@@	Everest Re Group Ltd.	$77,504
700	@	Fidelity National Title Group, Inc.	12,327
200		First American Corp.	6,966
1,800		Genworth Financial, Inc.	41,724
710		Hanover Insurance Group, Inc.	31,020
2,247		Hartford Financial Services Group, Inc.	157,065
1,600	@	HCC Insurance Holdings, Inc.	38,496
100	@	Hilb Rogal & Hobbs Co.	3,062
50	@	Infinity Property & Casualty Corp.	2,009
100	L	Landamerica Financial Group, Inc.	3,682
72,519	@@	Legal & General Group PLC	178,419
2,900	@	Lincoln National Corp.	148,219
300	@	Mercury General Corp.	13,680
5,300		Metlife, Inc.	308,778
100	@, L	Navigators Group, Inc.	5,473
915	@	Philadelphia Consolidated Holding Co.	31,037
1,100	@, L	PMI Group, Inc.	7,997
470	@	Presidential Life Corp.	7,877
520	@, L	ProAssurance Corp.	27,648
400		Protective Life Corp.	15,436
3,678	L	Prudential Financial, Inc.	268,384
490	@, L	RLI Corp.	25,593
1,200	@	Safeco Corp.	55,512
290	L	Safety Insurance Group, Inc.	10,756
750	L	Selective Insurance Group	17,820
400		Stancorp Financial Group, Inc.	19,636
100	@	Tower Group, Inc.	2,841
6,000	@	Travelers Cos., Inc.	278,460
530		United Fire & Casualty Co.	18,206
600	L	Unitrin, Inc.	21,360
1,515		WR Berkley Corp.	43,617
380	@, L	Zenith National Insurance Corp.	12,950
610	@@	Zurich Financial Services AG	190,693
			3,727,331
		Internet: 0.9%
1,400	@, L	Amazon.com, Inc.	90,258
400	@, L	Avocent Corp.	6,692
410	@, L	Blue Coat Systems, Inc.	9,627
260	@, L	Blue Nile, Inc.	11,482
694	@, L	Cybersource Corp.	10,139
230	@, L	DealerTrack Holdings, Inc.	4,708
200	@, L	Digital River, Inc.	6,526
1,800	@	eBay, Inc.	47,448
2,500	@, L	Expedia, Inc.	57,325
500	@	Google, Inc. - Class A	235,590
200	@, L	Infospace, Inc.	2,038
630	@, L	j2 Global Communications, Inc.	13,558
1,150	@	McAfee, Inc.	38,261
300	@, L	NetFlix, Inc.	9,474
520	@, L	Perficient, Inc.	4,394
820	@, L	Secure Computing Corp.	6,658
390	@, L	Stamps.com, Inc.	3,452
6,300	@	Symantec Corp.	106,092
510	L	United Online, Inc.	5,090
200	@, L	Valueclick, Inc.	3,862
370	@, L	Websense, Inc.	7,204
			679,878
		Investment Companies: 0.0%
900	L	American Capital Strategies Ltd.	32,661
			32,661
		Iron/Steel: 0.5%
300		Carpenter Technology Corp.	18,849
150	L	Cleveland-Cliffs, Inc.	17,919
1,300	@	Nucor Corp.	83,941
600	@	Reliance Steel & Aluminum Co.	33,276
300	@, L	Steel Dynamics, Inc.	17,478
30,000	@@	Sumitomo Metal Industries Ltd.	127,082
900		United States Steel Corp.	97,605
			396,150
		Leisure Time: 0.2%
1,800		Callaway Golf Co.	27,432
1,700		Carnival Corp.	66,895
467	L	Polaris Industries, Inc.	17,830
260	@, L	WMS Industries, Inc.	9,872
			122,029
		Lodging: 0.2%
90	@, L	Monarch Casino & Resort, Inc.	1,496
3,100	L	Starwood Hotels & Resorts Worldwide, Inc.	146,723
			148,219
		Machinery - Construction & Mining: 0.7%
8,312	@, @@	Atlas Copco AB - Class B	118,187
2,100	L	Caterpillar, Inc.	151,893

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining (continued)
5,100	@@	Hitachi Construction Machinery Co., Ltd.	$139,239
590	@	Joy Global, Inc.	39,158
500	@, L	Terex Corp.	33,725
			482,202
		Machinery - Diversified: 0.4%
650	@	AGCO Corp.	42,159
400		Applied Industrial Technologies, Inc.	11,056
130	L	Briggs & Stratton Corp.	2,323
110	L	Cascade Corp.	4,928
380	L	Cognex Corp.	7,345
1,900		Cummins, Inc.	95,722
200	@	Flowserve Corp.	21,780
490	@, L	Gardner Denver, Inc.	18,086
100	@, L	Graco, Inc.	3,471
1,400	L	IDEX Corp.	42,224
170	@, L	Intevac, Inc.	2,183
40	L	Lindsay Manufacturing Co.	3,145
260	L	Robbins & Myers, Inc.	8,853
500	@, L	Roper Industries, Inc.	28,200
300	L	Wabtec Corp.	10,383
600	@, L	Zebra Technologies Corp.	19,992
			321,850
		Media: 1.3%
2,000	L	Clear Channel Communications, Inc.	64,000
150	L	Factset Research Systems, Inc.	7,896
1,800		McGraw-Hill Cos., Inc.	73,674
500	@, L	Scholastic Corp.	17,435
1,600	@	Viacom - Class B	63,600
4,794	@@	Vivendi	189,460
12,400	L	Walt Disney Co.	401,884
200	@	Washington Post	144,800
			962,749
		Metal Fabricate/Hardware: 0.1%
180	L	AM Castle & Co.	4,001
700		Commercial Metals Co.	21,322
60		Lawson Products	1,524
570		Mueller Industries, Inc.	16,376
350	@	Quanex Corp.	18,008
50	@, L	Valmont Industries, Inc.	3,995
900	@, L	Worthington Industries	15,831
			81,057
		Mining: 0.9%
150		Amcol International Corp.	4,323
7,848	@@	BHP Billiton Ltd.	283,962
180	@, L	Brush Engineered Materials, Inc.	5,000
2,000		Freeport-McMoRan Copper & Gold, Inc.	201,720
60	@, L	RTI International Metals, Inc.	3,292
6,000	@@	Sumitomo Metal Mining Co., Ltd.	126,228
			624,525
		Miscellaneous Manufacturing: 4.0%
690	L	Acuity Brands, Inc.	30,643
190	L	AO Smith Corp.	6,922
605		Aptargroup, Inc.	22,675
310	L	Barnes Group, Inc.	7,049
100		Brink’s Co.	6,693
400		Carlisle Cos., Inc.	14,612
310	@, L	Ceradyne, Inc.	9,644
410	L	Clarcor, Inc.	14,678
900		Crane Co.	37,107
900	L	Danaher Corp.	66,735
400	L	Donaldson Co., Inc.	16,864
6,000	L	Dover Corp.	249,060
3,800		Eaton Corp.	306,394
480	@, L	EnPro Industries, Inc.	14,174
22,600		General Electric Co.	748,964
300	@, L	Griffon Corp.	2,655
100	@	Harsco Corp.	5,649
2,400		Honeywell International, Inc.	138,096
6,200	@	Illinois Tool Works, Inc.	304,234
9,500	@@	Konica Minolta Holdings, Inc.	134,588
2,200	@	Leggett & Platt, Inc.	36,740
260	@	Lydall, Inc.	2,649
100	L	Matthews International Corp. - Class A	4,486
420	@	Myers Industries, Inc.	5,111
3,350		Parker Hannifin Corp.	216,511
800		Pentair, Inc.	26,096
2,585	@@	Siemens AG	329,648
200	@	SPX Corp.	20,460
540	@, L	Sturm Ruger & Co., Inc.	4,266
234	@	Teleflex, Inc.	13,233
2,500	@, @@	Tyco International Ltd.	100,150
			2,896,786

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Office Furnishings: 0.1%
803	L	Herman Miller, Inc.	$23,953
800	L	HNI, Corp.	23,648
370	@, L	Interface, Inc.	6,201
			53,802
		Oil & Gas: 8.6%
2,200		Anadarko Petroleum Corp.	140,228
290	@, L	Atwood Oceanics, Inc.	26,996
110	@, L	Bill Barrett Corp.	5,097
470		Cabot Oil & Gas Corp.	23,383
12,811		Chevron Corp.	1,110,201
500	L	Cimarex Energy Co.	26,350
9,100		ConocoPhillips	752,661
1,500	@	Denbury Resources, Inc.	47,835
2,600	@	Devon Energy Corp.	267,072
600	@, L	Encore Acquisition Co.	22,080
2,000	@	ENSCO International, Inc.	119,680
5,400	@@	ERG S.p.A.	104,055
23,800		ExxonMobil Corp.	2,070,838
760	@, L	Forest Oil Corp.	37,491
700	@	Frontier Oil Corp.	24,997
670	@, L	Helmerich & Payne, Inc.	30,036
1,300		Marathon Oil Corp.	69,108
300	@, L	Newfield Exploration Co.	16,614
800		Noble Energy, Inc.	61,920
5,300	@	Occidental Petroleum Corp.	410,061
810	@	Patterson-UTI Energy, Inc.	19,221
40	L	Penn Virginia Corp.	1,702
1,734	@, @@	Petroleo Brasileiro SA ADR	203,468
320	@, L	Petroquest Energy, Inc.	5,043
550	@, L	Pioneer Drilling Co.	7,376
200	@	Pioneer Natural Resources Co.	8,958
404	@	Plains Exploration & Production Co.	21,816
1,500	@, L	Pride International, Inc.	53,160
200	@, L	Quicksilver Resources, Inc.	6,880
5,984	@, @@	Royal Dutch Shell PLC - Class B	209,930
700	@, L	Southwestern Energy Co.	45,661
470		St. Mary Land & Exploration Co.	17,334
400	@, L	Stone Energy Corp.	20,304
400	@, L	Swift Energy Co.	19,092
3,000	@, @@	Total SA	225,911
300	@	Unit Corp.	16,545
500		Valero Energy Corp.	28,885
			6,277,989
		Oil & Gas Services: 0.8%
200	@, L	Basic Energy Services, Inc.	4,232
210	@, L	Dril-Quip, Inc.	9,824
610	@, L	Exterran Holdings, Inc.	42,487
620	@, L	FMC Technologies, Inc.	35,129
700	@	Grant Prideco, Inc.	35,329
700	@, L	Helix Energy Solutions Group, Inc.	24,654
260	@, L	Hornbeck Offshore Services, Inc.	11,682
380	@, L	ION Geophysical Corp.	5,050
220	L	Lufkin Industries, Inc.	12,575
1,200	@, L	National Oilwell Varco, Inc.	74,760
550	@	Oceaneering International, Inc.	33,000
6,350	@, @@	Petroleum Geo-Services ASA	152,326
180	@, L	SEACOR Holdings, Inc.	17,278
300	@	Superior Energy Services	12,207
909	@, L	Transocean, Inc.	127,724
260	@, L	W-H Energy Services, Inc.	16,346
			614,603
		Packaging & Containers: 0.1%
1,300		Ball Corp.	57,330
300	L	Chesapeake Corp.	1,050
200	@	Packaging Corp. of America	4,558
1,100		Sonoco Products Co.	30,987
			93,925
		Pharmaceuticals: 3.7%
130	@, L	Alpharma, Inc.	3,273
2,300	L	AmerisourceBergen Corp.	95,956
3,577	@@	AstraZeneca PLC	133,699
2,700		Bristol-Myers Squibb Co.	61,047
420	@, L	Cephalon, Inc.	25,343
8,300		Eli Lilly & Co.	415,166
1,000	@	Endo Pharmaceuticals Holdings, Inc.	26,260
1,500	@	Forest Laboratories, Inc.	59,655
2,600	@	Gilead Sciences, Inc.	123,032
7,100	@@	GlaxoSmithKline PLC	154,983
340	@, L	HealthExtras, Inc.	9,367
900	@	Medco Health Solutions, Inc.	39,879
730	@, L	Medicis Pharmaceutical Corp.	14,972

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
8,200	@	Merck & Co., Inc.	$363,260
1,200	@@	Merck KGaA	149,207
400	@	NBTY, Inc.	11,424
200	@, L	Noven Pharmaceuticals, Inc.	2,712
1,431	@@	Omega Pharma SA	67,918
500	@	Omnicare, Inc.	10,490
300	@, L	Par Pharmaceutical Cos., Inc.	5,307
700		Perrigo Co.	23,394
350	@, L	PetMed Express, Inc.	4,008
25,800		Pfizer, Inc.	574,824
1,260	@@	Roche Holding AG	247,097
830	@, L	Salix Pharmaceuticals Ltd.	5,603
310	@, L	Sciele Pharma, Inc.	6,417
500	@, L	Sepracor, Inc.	10,735
620	@	Theragenics Corp.	2,406
130	@, L	USANA Health Sciences, Inc.	4,053
700	@, L	VCA Antech, Inc.	22,477
780	@, L	Viropharma, Inc.	7,145
			2,681,109
		Pipelines: 0.3%
200	L	Equitable Resources, Inc.	12,324
910	@	National Fuel Gas Co.	42,816
1,200		Oneok, Inc.	55,884
2,800	@	Williams Cos., Inc.	100,856
			211,880
		Real Estate: 0.3%
7,000	@@	Cheung Kong Holdings Ltd.	104,562
200	@, L	Forestar Real Estate Group, Inc.	4,876
130	L	Jones Lang LaSalle, Inc.	9,931
4,000	@@	Mitsui Fudosan Co., Ltd.	81,216
			200,585
		Retail: 3.8%
1,200		Abercrombie & Fitch Co.	93,036
200		Advance Auto Parts, Inc.	6,708
500	@, L	Aeropostale, Inc.	13,430
1,002	@	American Eagle Outfitters	21,413
400	@	AnnTaylor Stores Corp.	9,608
1,300	@, L	Autozone, Inc.	149,604
400		Barnes & Noble, Inc.	11,248
3,100	L	Best Buy Co., Inc.	133,331
3,400	@, L	Big Lots, Inc.	57,290
500	@, L	BJ’s Wholesale Club, Inc.	15,780
300		Bob Evans Farms, Inc.	8,685
287		Brown Shoe Co., Inc.	4,213
120	@, L	Buffalo Wild Wings, Inc.	2,780
300	@, L	Carmax, Inc.	5,508
1,000		Casey’s General Stores, Inc.	25,050
270	L	Cash America International, Inc.	8,737
600		Cato Corp.	9,396
310	@, L	CEC Entertainment, Inc.	8,317
200	@, L	Charlotte Russe Holding, Inc.	3,894
1,100	@, L	Chico’s FAS, Inc.	10,241
130	@, L	Chipotle Mexican Grill, Inc.	12,909
790	L	Christopher & Banks Corp.	8,532
6,850	@	Coach, Inc.	207,692
200	@, L	Collective Brands, Inc.	3,154
300	@, L	Copart, Inc.	12,498
4,600		Costco Wholesale Corp.	284,832
300	@, L	Dick’s Sporting Goods, Inc.	8,274
1,100	@, L	Dollar Tree Stores, Inc.	29,513
5,800	@@	Don Quijote Co., Ltd.	92,895
500	@, L	Dress Barn, Inc.	6,590
900	@, L	First Cash Financial Services, Inc.	8,415
400	L	Foot Locker, Inc.	4,920
2,300	@	GameStop Corp.	97,428
180	@, L	Genesco, Inc.	5,391
240	L	Guess ?, Inc.	9,871
290	@, L	Gymboree Corp.	11,481
900	@, L	Hanesbrands, Inc.	26,190
150	@, L	Hibbett Sporting Goods, Inc.	2,370
70	L	IHOP Corp.	3,205
750	@, L	Jack in the Box, Inc.	19,703
410	@, L	JOS A Bank Clothiers, Inc.	9,340
416	L	Landry’s Restaurants, Inc.	7,376
170	@	Longs Drug Stores Corp.	8,165
3,100		McDonald’s Corp.	167,741
667	@	Men’s Wearhouse, Inc.	15,368
280	L	Movado Group, Inc.	5,393
300		MSC Industrial Direct Co.	12,174
100	@, L	O’Reilly Automotive, Inc.	2,696
190	@, L	Panera Bread Co.	7,100
500		Phillips-Van Heusen	18,255

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
1,400	@, L	Polo Ralph Lauren Corp.	$87,066
5,808	@@	Punch Taverns PLC	73,929
610	@, L	Quiksilver, Inc.	5,490
2,900	L	RadioShack Corp.	50,605
220	@, L	Red Robin Gourmet Burgers, Inc.	7,333
950	L	Regis Corp.	23,798
610		Ross Stores, Inc.	16,989
280	@, L	School Specialty, Inc.	8,546
620	@, L	Select Comfort Corp.	2,654
5,700	@, @@	Seven & I Holdings Co., Ltd.	141,732
771	@, L	Sonic Corp.	16,445
1,000	@, L	Starbucks Corp.	17,970
480	@, L	Texas Roadhouse, Inc.	4,464
6,300		TJX Cos., Inc.	201,600
220	@, L	Tractor Supply Co.	8,237
283	@, L	Tween Brands, Inc.	8,377
900	@, L	Urban Outfitters, Inc.	25,902
2,500	@	Wal-Mart Stores, Inc.	123,975
2,800	L	Wendy’s International, Inc.	67,984
320	@	World Fuel Services Corp.	10,010
3,800	@	Yum! Brands, Inc.	130,910
750	@, L	Zale Corp.	14,490
250	@, L	Zumiez, Inc.	4,395
			2,760,641
		Savings & Loans: 0.5%
433	L	Anchor Bancorp. Wisconsin, Inc.	8,197
780		Astoria Financial Corp.	20,413
540	L	BankAtlantic Bancorp., Inc.	2,462
1,900	L	Brookline Bancorp., Inc.	18,259
850	L	Dime Community Bancshares	12,937
1,200	L	First Niagara Financial Group, Inc.	13,704
500	@, L	FirstFed Financial Corp.	15,625
340	L	Flagstar Bancorp., Inc.	2,434
300	@, L	Guaranty Financial Group, Inc.	3,927
14,800	L	Hudson City Bancorp., Inc.	234,876
1,200	L	Washington Mutual, Inc.	17,760
			350,594
		Semiconductors: 1.5%
480	@, L	AMIS Holdings, Inc.	3,274
3,400		Applied Materials, Inc.	65,178
800	@	Atmel Corp.	2,600
200	@, L	ATMI, Inc.	5,468
700	@, L	Axcelis Technologies, Inc.	4,025
130	@, L	Cabot Microelectronics Corp.	4,354
100		Cohu, Inc.	1,564
200	@, L	Cree, Inc.	6,180
200	@, L	Cypress Semiconductor Corp.	4,348
200	@, L	Diodes, Inc.	4,514
740	@, L	DSP Group, Inc.	8,584
2,200	@, @@	Elpida Memory, Inc.	73,001
1,510	@	Fairchild Semiconductor International, Inc.	16,837
21,300		Intel Corp.	424,935
980	@, L	International Rectifier Corp.	22,315
200		Intersil Corp.	4,654
690	@, L	Lam Research Corp.	27,766
180	@, L	Microsemi Corp.	3,915
280	@, L	MKS Instruments, Inc.	5,625
3,100	@, L	Nvidia Corp.	66,309
730	@, L	Pericom Semiconductor Corp.	9,731
1,300	@, L	Semtech Corp.	16,562
200	@, L	Silicon Laboratories, Inc.	6,190
1,450	@, L	Skyworks Solutions, Inc.	11,977
280	@, L	Standard Microsystems Corp.	7,938
100	@, L	Supertex, Inc.	2,070
9,169	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	89,306
1,400		Texas Instruments, Inc.	41,944
1,800	@@	Tokyo Electron Ltd.	111,568
510	@, L	Varian Semiconductor Equipment Associates, Inc.	17,228
			1,069,960
		Software: 2.6%
1,600	@	Activision, Inc.	43,600
300		Acxiom Corp.	3,813
200	@, L	Advent Software, Inc.	8,988
370	@, L	Allscripts Healthcare Solutions, Inc.	3,948
560	@, L	Ansys, Inc.	20,927
2,500	@	Autodesk, Inc.	77,725
5,300	@	BMC Software, Inc.	171,084
390	@	Broadridge Financial Solutions ADR	7,469
11,000	@	CA, Inc.	251,680
530	@	Captaris, Inc.	1,839
600	@, L	Cerner Corp.	26,070
380	@, L	Concur Technologies, Inc.	11,111

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Software (continued)
310	@, L	CSG Systems International	$3,519
200	@, L	Digi International, Inc.	2,106
376		Dun & Bradstreet Corp.	32,840
1,700	@, L	Fiserv, Inc.	89,454
100	L	Global Payments, Inc.	3,967
2,900		IMS Health, Inc.	65,279
840	@, L	Informatica Corp.	14,666
260	@	JDA Software Group, Inc.	4,438
90	@	Mantech International Corp.	3,967
500	@	Metavante Technologies, inc.	10,835
25,750	@	Microsoft Corp.	700,870
1,400	L	MoneyGram International, Inc.	5,124
6,300	@	Novell, Inc.	46,935
510	@, L	Omnicell, Inc.	9,690
6,900	@	Oracle Corp.	129,720
200	@	Parametric Technology Corp.	3,062
540	@, L	Phase Forward, Inc.	8,602
250	@, L	Phoenix Technologies Ltd.	4,128
490	@, L	Progress Software Corp.	13,985
280	@, L	Smith Micro Software, Inc.	1,434
200	@, L	SPSS, Inc.	7,606
990	@, L	Sybase, Inc.	26,354
200	@	Take-Two Interactive Software, Inc.	5,300
1,776	@, @@	Tele Atlas NV	75,398
			1,897,533
		Telecommunications: 3.9%
2,100	@	3Com Corp.	6,909
1,790		Adaptec, Inc.	4,744
700	@, L	ADC Telecommunications, Inc.	9,569
12,989	@@	Alcatel SA	76,171
150	@, L	Anixter International, Inc.	9,809
1,352	@, L	Arris Group, Inc.	7,774
17,633		AT&T, Inc.	614,157
3,100		CenturyTel, Inc.	112,189
3,700	@, L	Cincinnati Bell, Inc.	14,356
19,550	@	Cisco Systems, Inc.	476,434
331	@, L	CommScope, Inc.	13,862
210	@, L	Comtech Telecommunications	9,110
3,500		Corning, Inc.	81,305
910	@, L	Foundry Networks, Inc.	10,802
650	@, L	Harmonic, Inc.	5,792
912	@, L	Harris Corp.	44,533
6,000	@, L	JDS Uniphase Corp.	78,900
2,000	@, L	Juniper Networks, Inc.	53,640
350	@, L	Netgear, Inc.	7,637
1,400	@, L	NeuStar, Inc.	35,924
510	@, L	Novatel Wireless, Inc.	5,396
1,269	@@	Orascom Telecom GDR	96,593
600	L	Plantronics, Inc.	11,316
3,600		Qualcomm, Inc.	152,532
2,500	@, L	RF Micro Devices, Inc.	7,875
10,536	@@	Royal KPN NV	198,899
1,130	@	Symmetricom, Inc.	3,865
87,060	@@	Telecom Italia S.p.A. RNC	167,977
820	@, L	Telephone & Data Systems, Inc.	38,458
9,900	@, L	Tellabs, Inc.	65,142
280	@	Tollgrade Communications, Inc.	1,546
6,800	@	Verizon Communications, Inc.	246,976
180	@, L	Viasat, Inc.	3,775
45,900	@@	Vodafone Group PLC	147,773
			2,821,740
		Textiles: 0.1%
520	@	G&K Services, Inc.	19,895
500	@, L	Mohawk Industries, Inc.	35,705
120	@	Unifirst Corp.	4,636
			60,236
		Toys/Games/Hobbies: 0.2%
250	@, L	Jakks Pacific, Inc.	6,988
300	@@	Nintendo Co., Ltd.	149,369
			156,357
		Transportation: 0.4%
100	L	Arkansas Best Corp.	2,671
600	L	Con-way, Inc.	27,186
800		CSX Corp.	38,816
17	@@	East Japan Railway Co.	136,448
170	@, L	HUB Group, Inc.	5,098
170	@, L	Kansas City Southern	6,086
380	@, L	Kirby Corp.	17,130
150	L	Landstar System, Inc.	6,957
230	@, L	Old Dominion Freight Line	6,268
200	L	Overseas Shipholding Group	12,544
960	@	Tidewater, Inc.	53,904
			313,108

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Water: 0.3%
2,081	@@	Veolia Environnement	$185,153
			185,153
		Total Common Stock
		(Cost $53,851,705)	56,483,109
REAL ESTATE INVESTMENT TRUSTS: 0.6%
		Apartments: 0.0%
120	L	Essex Property Trust, Inc.	12,605
100	L	Home Properties, Inc.	4,602
			17,207
		Diversified: 0.1%
360	L	Colonial Properties Trust	8,770
100	L	Duke Realty Corp.	2,292
120	@, L	Entertainment Properties Trust	5,624
1,600	@, L	Lexington Corporate Properties Trust	23,152
40,000	C	Liberty Property LP	41,097
			80,935
		Health Care: 0.0%
390	@, L	Medical Properties Trust, Inc.	4,672
140	L	Senior Housing Properties Trust	2,978
			7,650
		Hotels: 0.2%
700		DiamondRock Hospitality Co.	8,743
1,300		Hospitality Properties Trust	47,229
2,900	@	Host Hotels & Resorts, Inc.	46,951
			102,923
		Office Property: 0.0%
450	@, L	BioMed Realty Trust, Inc.	9,864
50	@	Kilroy Realty Corp.	2,372
230		Parkway Properties, Inc.	8,302
			20,538
		Regional Malls: 0.1%
500	L	Macerich Co.	32,000
			32,000
		Shopping Centers: 0.0%
300		Regency Centers Corp.	17,805
			17,805
		Single Tenant: 0.0%
550	@, L	National Retail Properties, Inc.	11,385
600	L	Realty Income Corp.	13,806
			25,191
		Storage: 0.0%
450	@, L	Extra Space Storage, Inc.	6,782
			6,782
		Warehouse/Industrial: 0.2%
1,040	@, L	AMB Property Corp.	52,187
1,300	L	Prologis	70,044
			122,231
		Total Real Estate Investment Trusts
		(Cost $458,249)	433,262
EXCHANGE-TRADED FUNDS: 0.3%
		Exchange-Traded Funds: 0.3%
2,200	L	iShares S&P SmallCap 600 Index Fund	132,110
800	L	Midcap SPDR Trust Series 1	115,400
			247,510
		Total Exchange-Traded Funds
		(Cost $240,903)	247,510
PREFERRED STOCK: 0.5%
		Diversified Financial Services: 0.1%
2,025	P	Merrill Lynch & Co., Inc.	33,818
			33,818
		Household Products/Wares: 0.2%
2,600	@@	Henkel KGaA - Vorzug	115,578
			115,578
		Insurance: 0.1%
2,025	@@, P	Aegon NV	45,806
472	@@, P	Aegon NV - Series 1	8,968
1,875	P	Metlife, Inc.	45,000
			99,774
		Media: 0.1%
4,331	@@	ProSieben SAT.1 Media AG	93,742
			93,742
		Total Preferred Stock
		(Cost $383,976)	342,912

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES: 4.2%
		Aerospace/Defense: 0.0%
$23,000	C	United Technologies Corp., 5.375%, due 12/15/17	$24,117
			24,117
		Banks: 1.3%
40,000	@@, C	Australia & New Zealand Banking Group Ltd., 4.963%, due 12/31/49	30,109
41,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	40,302
35,000		Bank of America Corp., 5.750%, due 12/01/17	35,834
20,000	@@, C	Bank of Ireland, 5.188%, due 12/29/49	12,400
10,000	@@, C	Bank of Scotland, 5.125%, due 12/31/49	7,102
13,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	13,498
10,000	@@, C	Barclays Bank PLC, 4.000%, due 12/31/49	7,050
46,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	47,803
30,000	@@, C	BNP Paribas, 5.238%, due 09/29/49	22,217
18,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	15,162
24,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	23,663
20,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	17,769
80,000	@@, C	HSBC Bank PLC, 4.913%, due 06/29/49	52,800
40,000	@@, C	HSBC Bank PLC, 5.000%, due 06/29/49	25,800
50,000	@@, C	Lloyds TSB Bank PLC, 3.110%, due 08/29/49	36,665
20,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	20,408
30,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	28,661
10,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	9,258
8,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	7,340
35,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	30,466
80,000	@@, C	Royal Bank of Scotland Group PLC, 4.938%, due 12/29/49	59,600
20,000	@@, C	Societe Generale, 4.981%, due 11/29/49	14,593
60,000	@@, C	Standard Chartered PLC, 3.875%, due 07/29/49	36,600
10,000	@@, C	Standard Chartered PLC, 3.963%, due 01/29/49	6,050
90,000	@@, C	Standard Chartered PLC, 5.125%, due 11/29/49	55,800
19,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	19,124
42,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	33,821
100,000	@@	UBS AG, 5.875%, due 12/20/17	105,995
42,000	C	USB Capital IX, 6.189%, due 03/29/49	34,411
24,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	18,912
53,000		Wells Fargo & Co., 5.625%, due 12/11/17	55,075
20,000	@@, C	Westpac Banking Corp., 5.306%, due 09/30/49	15,259
39,000	@@, #, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	34,298
			973,845
		Beverages: 0.1%
15,000	C	Anheuser-Busch Cos., Inc., 5.500%, due 01/15/18	15,558
35,000	@@, C	Diageo Capital PLC, 5.750%, due 10/23/17	36,091
			51,649
		Chemicals: 0.0%
10,000	Z	Stauffer Chemical, 2.810%, due 04/15/10	9,427
20,000	Z	Stauffer Chemical, 5.180%, due 04/15/18	11,995
			21,422
		Diversified Financial Services: 0.8%
116,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	111,475
26,000		Caterpillar Financial Services Corp., 4.850%, due 12/07/12	27,092
38,000		Citigroup, Inc., 6.125%, due 11/21/17	39,080
20,000	C	Citigroup, Inc., 8.300%, due 12/21/57	20,362
26,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	27,603
15,000	@@, C	Financiere CSFB NV, 5.000%, due 03/29/49	11,475
31,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	32,269
32,000		General Electric Capital Corp., 5.875%, due 01/14/38	30,695
17,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	15,920
35,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	36,407
39,000		John Deere Capital Corp., 4.950%, due 12/17/12	40,972
48,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	49,897
59,000	#, C	Mangrove Bay Pass-through Trust, 6.102%, due 07/15/33	49,769
15,000	@@, C	Paribas, 2.667%, due 12/31/49	11,858
6,667	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	6,836
31,470	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	33,044
173,865	#, Z	Toll Road Investors Partnership II LP, 15.350%, due 02/15/45	25,735
29,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	29,514
			600,003
		Electric: 0.3%
29,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	27,970
27,000	C	Commonwealth Edison Co., 5.950%, due 08/15/16	27,986
43,000	C	Commonwealth Edison Co., 6.150%, due 03/15/12	45,559
20,000	C	Duke Energy Carolinas, LLC, 5.250%, due 01/15/18	20,596
28,000	C	Duke Energy Carolinas, LLC, 6.000%, due 01/15/38	28,091
8,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	9,479
11,000	C	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	10,954
29,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	30,202
25,000	C	NorthWestern Corp., 5.875%, due 11/01/14	25,230
			226,067
		Food: 0.1%
31,000		Kraft Foods, Inc., 6.125%, due 02/01/18	31,451
31,000		Kraft Foods, Inc., 6.875%, due 02/01/38	30,911
44,000		Kraft Foods, Inc., 7.000%, due 08/11/37	44,688
			107,050

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount			Value
		Healthcare - Products: 0.1%
$47,000	C	Baxter International, Inc., 6.250%, due 12/01/37	$48,318
			48,318
		Healthcare - Services: 0.2%
123,000	C	UnitedHealth Group, Inc., 6.875%, due 02/15/38	122,215
			122,215
		Insurance: 0.1%
32,000	@@, C	Aegon NV, 4.568%, due 12/31/49	20,400
20,000		Prudential Financial, Inc., 6.000%, due 12/01/17	20,531
17,000		Prudential Financial, Inc., 6.625%, due 12/01/37	16,954
			57,885
		Media: 0.0%
30,000	#, C	News America, Inc., 6.650%, due 11/15/37	30,316
			30,316
		Miscellaneous Manufacturing: 0.1%
43,000		General Electric Co., 5.250%, due 12/06/17	43,239
			43,239
		Multi - National: 0.0%
19,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	18,358
			18,358
		Oil & Gas: 0.2%
21,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	20,455
4,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	4,351
30,000	@@, #	Pemex Project Funding Master Trust, 4.100%, due 06/15/10	30,270
37,000	@@, C, L	Transocean, Inc., 6.000%, due 03/15/18	38,716
32,000	@@, C	Transocean, Inc., 6.800%, due 03/15/38	33,539
			127,331
		Pharmaceuticals: 0.1%
40,000	C	Merck & Co., Inc., 5.750%, due 11/15/36	40,024
			40,024
		Pipelines: 0.0%
21,000	C	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	20,990
			20,990
		Retail: 0.4%
38,000	C	McDonald’s Corp., 5.350%, due 03/01/18	38,960
12,000	C	McDonald’s Corp., 5.800%, due 10/15/17	12,701
74,000	C	McDonald’s Corp., 6.300%, due 10/15/37	75,960
14,000	C	Nordstrom, Inc., 6.250%, due 01/15/18	14,481
11,000	C	Nordstrom, Inc., 7.000%, due 01/15/38	10,908
100,000	C	Target Corp., 6.500%, due 10/15/37	98,504
8,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	7,133
51,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	54,613
			313,260
		Telecommunications: 0.2%
15,000	C	AT&T, Inc., 5.500%, due 02/01/18	15,028
52,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	52,546
44,000	C	Embarq Corp., 7.995%, due 06/01/36	42,742
27,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	18,943
23,000	C	Verizon Communications, Inc., 5.500%, due 02/15/18	23,130
18,000	C	Verizon Communications, Inc., 6.400%, due 02/15/38	18,057
			170,446
		Transportation: 0.1%
37,000	C	Union Pacific Corp., 5.700%, due 08/15/18	37,424
			37,424
		Water: 0.1%
17,000	#, C	American Water Capital Corp., 6.085%, due 10/15/17	17,599
17,000	#, C	American Water Capital Corp., 6.593%, due 10/15/37	16,798
			34,397
		Total Corporate Bonds/Notes
		(Cost $3,200,175)	3,068,356
U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.8%
		Federal Home Loan Mortgage Corporation: 5.7%
97,863	C, S	3.168%, due 05/15/33	98,084
38,550	C, S	4.500%, due 12/15/16	39,002
58,000	C	5.000%, due 12/11/12	58,371
64,617	C, S	5.000%, due 08/15/16	67,077
73,000	C, S	5.000%, due 05/15/20	74,986
31,000	C, S	5.000%, due 04/15/32	31,575
166,000	W	5.000%, due 03/15/34	163,432
66,000	C	5.250%, due 03/15/12	66,782
34,000	C, S	5.500%, due 07/15/33	34,734
1,681,000	W	5.500%, due 03/15/34	1,690,718
50,382	C, S	6.000%, due 01/15/29	52,654
158,000	W	6.000%, due 03/15/34	161,382
51,724	S	6.500%, due 01/01/24	54,387
1,512,000	W	6.500%, due 03/15/34	1,570,354
			4,163,538

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Corporation: 2.0%
$48,000	L	3.250%, due 04/09/13	$47,733
31,000	W	4.500%, due 03/15/19	31,019
31,000	L	4.750%, due 11/19/12	32,987
212,896	S	5.000%, due 08/01/37	207,711
320,000	W	5.000%, due 03/12/38	315,150
30,949	S	5.500%, due 02/01/18	31,658
143,000	S	5.500%, due 05/25/30	144,599
33,747	S	5.500%, due 01/25/36	33,037
49,986	S	5.500%, due 12/25/36	49,086
97,000	^	5.500%, due 03/12/38	97,561
30,768	S	6.000%, due 08/01/16	31,874
16,112	S	6.000%, due 07/01/17	16,696
35,818	S	6.000%, due 04/25/31	37,453
116,000	W	6.000%, due 03/12/38	118,519
124,000		6.500%, due 03/15/19	128,514
31,000	S	6.500%, due 01/01/23	32,360
11,467	S	6.500%, due 12/01/33	11,952
29,427	S	6.500%, due 05/01/37	30,517
63,522	S	7.000%, due 12/01/27	67,833
			1,466,259
		Government National Mortgage Association: 0.1%
6,369	S	6.500%, due 01/15/29	6,685
23,657	S	7.000%, due 02/15/28	25,423
			32,108
		Total U.S. Government Agency Obligations
		(Cost $5,636,006)	5,661,905
U.S. TREASURY OBLIGATIONS: 6.0%
		U.S. Treasury Bonds: 0.4%
135,000	L	3.500%, due 02/15/18	134,705
21,000	L	4.750%, due 05/15/14	23,302
140,000	L	5.000%, due 05/15/37	153,508
			311,515
		U.S. Treasury Notes: 5.6%
1,167,000		2.125%, due 01/31/10	1,177,942
2,007,000	L	2.750%, due 02/28/13	2,030,992
792,000	L	4.500%, due 05/15/10	841,376
			4,050,310
		Total U.S. Treasury Obligations
		(Cost $4,265,124)	4,361,825
ASSET-BACKED SECURITIES: 0.2%
		Home Equity Asset-Backed Securities: 0.0%
45,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	32,740
			32,740
		Other Asset-Backed Securities: 0.2%
41,000	S	CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	40,436
23,000	S	CenterPoint Energy Transition Bond Co., LLC, 5.234%, due 02/01/23	22,109
7,585	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	7,477
24,445	C, S	Equity One, Inc., 5.050%, due 09/25/33	23,124
21,959	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	21,255
			114,401
		Total Asset-Backed Securities
		(Cost $162,386)	147,141
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.2%
294,446	C, S	American Home Mortgage Assets, 5.312%, due 02/25/47	234,749
42,323	C, S	Banc of America Alternative Loan Trust, 6.281%, due 11/25/21	45,250
15,116	C, S	Banc of America Alternative Loan Trust, 6.487%, due 04/25/37	15,434
16,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	15,469
18,194	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	17,964
11,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	10,840
16,622	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	16,483
39,307	C, S	Banc of America Funding Corp., 5.841%, due 05/20/36	39,124
14,998	C, S	Banc of America Funding Corp., 7.000%, due 10/25/37	14,257
10,185	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	10,509
14,673	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	14,378
69,161	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	69,013
33,076	C, S	Chaseflex Trust, 6.500%, due 02/25/37	33,660
12,248	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	12,701
88,456	C, S	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	89,222
20,919	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	20,650
10,480	C, S	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	10,625
15,923	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	15,287
11,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.565%, due 04/15/62	11,555
44,579	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	44,675
131,995	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	134,533
18,685	C, S	GMAC Mortgage Corp. Loan Trust, 4.583%, due 10/19/33	18,472
16,945	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	17,240

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$25,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37		$24,800
8,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42		7,853
7,622	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.833%, due 04/15/45		7,660
16,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35		16,114
48,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45		48,069
13,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29		12,753
78,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29		76,726
44,961	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30		44,556
15,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30		14,871
56,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28		57,340
84,779	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33		84,121
110,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42		107,366
89,370	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35		85,531
237,574	C, S	Prime Mortgage Trust, 3.635%, due 02/25/35		234,259
25,170	C, S	RAAC Series, 5.250%, due 09/25/34		25,311
8,916	C, S	Thornburg Mortgage Securities Trust, 3.505%, due 09/25/44		8,559
29,967	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.000%, due 12/25/18		30,584
10,238	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.222%, due 02/25/47		8,453
181,382	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.332%, due 07/25/47		159,426
23,374	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.332%, due 07/25/47		17,972
77,924	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.750%, due 02/25/36		79,052
50,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.822%, due 10/25/36		50,335
24,496	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.877%, due 07/25/37		23,186
25,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35		25,225
69,370	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.388%, due 08/25/35		68,443
64,667	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.643%, due 12/25/36		64,119

		Total Collateralized Mortgage Obligations
		(Cost $2,396,579)		2,294,774
MUNICIPAL BONDS: 0.1%
		California: 0.0%
21,000	C	City of San Diego, 7.125%, due 06/01/32		20,426
				20,426
		Michigan: 0.1%
80,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34		77,418
				77,418
		Total Municipal Bonds
		(Cost $99,720)		97,844
		Total Long-Term Investments
		(Cost $70,694,823)		73,138,638

Shares				Value
SHORT-TERM INVESTMENTS: 24.0%
		Mutual Fund: 2.6%
1,925,000	**, S	ING Institutional Prime Money Market Fund		$1,925,000
		Total Mutual Fund
		(Cost $1,925,000)		1,925,000

Principal Amount				Value
		Repurchase Agreement: 0.8%
$574,000	S	Deutsche Bank Repurchase Agreement dated 02/29/08, 3.090%, due 03/03/08, $574,148 to be received upon repurchase (Collateralized by $578,000 Federal National Mortgage Association, 4.000%-6.000%, Market Value plus accrued interest $585,900, due 10/29/09-12		$574,000
		Total Repurchase Agreement
		(Cost $574,000)		574,000
		Securities Lending Collateral(cc): 20.6%
14,954,638		Bank of New York Mellon Corp. Institutional Cash Reserves		14,954,638
		Total Securities Lending Collateral
		(Cost $14,954,638)		14,954,638
		Total Short-Term Investments
		(Cost $17,453,638)		17,453,638
		Total Investments in Securities
		(Cost $88,148,461) *	124.5%	$90,592,276
		Other Assets and Liabilities - Net	(24.5)	(17,830,019)
		Net Assets	100.0%	$72,762,257

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	MASTR	Mortgage Asset Securitization Transaction, Inc.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at February 29, 2008.
**	Investment in affiliate
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $89,276,348
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$5,811,510
	Gross Unrealized Depreciation	(4,495,582)
	Net Unrealized Appreciation	$1,315,928

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

ING Strategic Allocation Growth Fund Open Futures Contracts on February 29, 2008

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
90-Day Eurodollar	13	3,178,013	09/15/08	$27,693
S&P 500 E-Mini	10	665,650	03/20/08	(7,570)
U.S. Treasury 2-Year Note	4	859,688	06/30/08	3,888
U.S. Treasury 10-Year Note	2	234,563	06/19/08	3,152
				$27,163
Short Contracts
90-Day Eurodollar	13	(3,164,850)	09/14/09	$(8,525)
U.S. Treasury Long Bond	2	(237,250)	06/19/08	(3,913)
				$(12,438)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Fund	as of February 29, 2008 (Unaudited) (continued)

ING Strategic Allocation Growth Fund Interest Rate Swap Agreements Outstanding on February 29, 2008:

		NOTIONAL		UNREALIZED
	TERMINATION	PRINCIPAL		APPRECIATION/
	DATE	AMOUNT		(DEPRECIATION)
Receive a fixed rate equal to 4.04221% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/13/09	USD	438,000	$10,318
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.80031% Counterparty: Citibank N.A., New York	12/13/17	USD	105,000	(4,849)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.27000% Counterparty: Citibank N.A., New York	01/23/18	USD	427,000	(1,279)
				$4,190

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 62.6%
		Advertising: 0.5%
160	@, L	inVentiv Health, Inc.	$5,088
9,600	@	Omnicom Group	428,832
			433,920
		Aerospace/Defense: 2.4%
260	@	BE Aerospace, Inc.	8,918
3,800		Boeing Co.	314,602
350	L	Curtiss-Wright Corp.	14,721
220	@	DRS Technologies, Inc.	12,340
220	@, L	Esterline Technologies Corp.	11,528
700	@	General Dynamics Corp.	57,295
1,100		Goodrich Corp.	65,153
3,300		L-3 Communications Holdings, Inc.	350,757
2,900		Lockheed Martin Corp.	299,280
40	@, L	Moog, Inc.	1,642
5,100		Northrop Grumman Corp.	400,911
270	@, L	Teledyne Technologies, Inc.	11,988
6,750		United Technologies Corp.	475,943
			2,025,078
		Agriculture: 0.9%
2,200	@	Altria Group, Inc.	160,908
90	L	Andersons, Inc.	4,163
4,413	@@	British American Tobacco PLC	165,473
3,400	@	Reynolds American, Inc.	216,648
220	@, L	Universal Corp.	12,520
3,200	@	UST, Inc.	173,728
			733,440
		Airlines: 0.3%
100	@, L	Alaska Air Group, Inc.	2,440
13,042	@, @@	British Airways PLC	66,111
380	@, L	JetBlue Airways Corp.	2,071
593	@, L	Skywest, Inc.	13,117
15,600		Southwest Airlines Co.	191,256
			274,995
		Apparel: 0.6%
440	@, L	CROCS, Inc.	10,701
40	@, L	Deckers Outdoor Corp.	4,426
680	@, L	Iconix Brand Group, Inc.	14,130
90	@, L	Maidenform Brands, Inc.	1,113
7,200	@	Nike, Inc.	433,440
100	L	Oxford Industries, Inc.	2,114
170	@, L	Skechers USA, Inc.	3,619
100	@, L	Volcom, Inc.	1,977
480	@, L	Warnaco Group, Inc.	18,029
490	@, L	Wolverine World Wide, Inc.	12,985
			502,534
		Auto Manufacturers: 0.2%
16,000	@@	Fuji Heavy Industries Ltd.	69,800
9,800	@@	Nissan Motor Co., Ltd.	88,131
650	L	Oshkosh Truck Corp.	26,046
830	@	Wabash National Corp.	6,557
			190,534
		Auto Parts & Equipment: 0.1%
360	L	BorgWarner, Inc.	15,520
1,900	@	Johnson Controls, Inc.	62,434
610	@, L	Lear Corp.	16,824
			94,778
		Banks: 3.3%
740	L	Associated Banc-Corp.	18,441
6,712	@@	Banco Bilbao Vizcaya Argentaria SA	138,387
1,360	L	Bank Mutual Corp.	14,620
3,300		Bank of America Corp.	131,142
800	@@	Bank of Ireland - Dublin Exchange	11,254
5,300	@@	Bank of Ireland - London Exchange	74,123
4,300		Bank of New York Mellon Corp.	188,641
10,000	@@	Bank of Yokohama Ltd.	64,873
11,898	@@	Barclays PLC	111,511
690	L	Boston Private Financial Holdings, Inc.	9,501
310	L	Cascade Bancorp.	3,150
960	L	Cathay General Bancorp.	21,043
560	L	Central Pacific Financial Corp.	10,354
1,700	L	Colonial BancGroup, Inc.	20,536
800		Commerce Bancorp., Inc.	30,224
100		Community Bank System, Inc.	2,210
1,002	@@	Deutsche Bank AG	111,163

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Banks (continued)
417	L	East-West Bancorp., Inc.	$7,844
520	L	First Community Bancorp., Inc.	14,820
3,989	@@	Fortis	88,126
324	L	Frontier Financial Corp.	4,854
470	L	Glacier Bancorp., Inc.	8,079
500	L	Hanmi Financial Corp.	3,815
12,115	@@	HSBC Holdings PLC	183,146
7,900		Marshall & Ilsley Corp.	183,280
12,500	@@	Mitsubishi UFJ Financial Group, Inc.	110,167
400	L	Nara Bancorp., Inc.	4,384
3,700	@@	National Australia Bank Ltd.	97,797
400	L	National Penn Bancshares, Inc.	6,404
330	L	Old National Bancorp.	5,122
400	@, L	Prosperity Bancshares, Inc.	10,560
20,700	@, L	Regions Financial Corp.	438,840
144	@, @@	Royal Bank of Canada	7,228
190	@, L	Signature Bank	5,035
200	@	Sterling Bancorp.	2,816
100	@	Sterling Financial Corp.	1,489
10,000	@@	Sumitomo Trust & Banking Co., Ltd.	67,363
100	L	Susquehanna Bancshares, Inc.	1,989
1,240	@, L	Synovus Financial Corp.	14,297
890	@, L	UCBH Holdings, Inc.	10,048
700	@@	Uniao de Bancos Brasileiros SA GDR	94,934
26,400	@@	UniCredito Italiano S.p.A.	194,219
90	@	United Community Banks, Inc.	1,282
6,950	L	Wachovia Corp.	212,809
910		Webster Financial Corp.	25,453
50	@	Whitney Holding Corp.	1,201
280	L	Wilmington Trust Corp.	8,624
270	L	Wintrust Financial Corp.	9,113
			2,786,311
		Beverages: 0.9%
2,300		Anheuser-Busch Cos., Inc.	108,307
8,480	@, @@	C&C Group PLC	57,747
5,800	@, L	Constellation Brands, Inc.	111,418
200	@, L	Hansen Natural Corp.	8,300
4,200	@	Pepsi Bottling Group, Inc.	142,842
1,150	@	PepsiAmericas, Inc.	29,095
4,400	@	PepsiCo, Inc.	306,064
			763,773
		Biotechnology: 0.5%
320	@, L	Affymetrix, Inc.	6,138
4,900	@, L	Amgen, Inc.	223,048
700	@	Biogen Idec, Inc.	40,852
900	@	Celgene Corp.	50,733
210	@, L	CryoLife, Inc.	1,976
250	@, L	Enzo Biochem, Inc.	2,355
260	@, L	Invitrogen Corp.	21,967
50	@, L	Lifecell Corp.	2,018
260	@, L	Martek Biosciences Corp.	7,452
1,920	@, L	Millennium Pharmaceuticals, Inc.	26,861
150	@, L	PDL BioPharma, Inc.	2,397
390	@, L	Regeneron Pharmaceuticals, Inc.	7,710
100	@, L	Savient Pharmaceuticals, Inc.	2,268
220	@, L	Vertex Pharmaceuticals, Inc.	3,850
			399,625
		Building Materials: 0.4%
280	L	Apogee Enterprises, Inc.	4,309
260	@, L	Drew Industries, Inc.	7,010
690	L	Gibraltar Industries, Inc.	7,542
3,034	@@	Italcementi S.p.A.	61,717
310	@, L	Lennox International, Inc.	11,668
11,200	L	Masco Corp.	209,328
440	@, L	NCI Building Systems, Inc.	13,350
100	@, L	Simpson Manufacturing Co., Inc.	2,396
40	L	Texas Industries, Inc.	2,304
600	L	Trane, Inc.	27,030
70	L	Universal Forest Products, Inc.	1,945
			348,599
		Chemicals: 1.8%
300		Air Products & Chemicals, Inc.	27,399
300		Airgas, Inc.	14,577
60		Albemarle Corp.	2,276
680	L	Cabot Corp.	18,632
200		CF Industries Holdings, Inc.	24,416
9,151	@@	Croda International	109,545
160		Cytec Industries, Inc.	9,165
4,700		Ecolab, Inc.	219,913
10,200		EI Du Pont de Nemours & Co.	473,484
480		Ferro Corp.	7,728
600	@, L	Georgia Gulf Corp.	3,636

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
310	L	HB Fuller Co.	$7,053
510		Lubrizol Corp.	29,733
350		Minerals Technologies, Inc.	21,098
1,000	@	Monsanto Co.	115,680
70	@	NewMarket Corp.	4,687
1,110	L	Olin Corp.	21,334
130	@, L	OM Group, Inc.	7,869
280	@, L	PolyOne Corp.	1,820
1,500		PPG Industries, Inc.	92,970
207	@	Quaker Chemical Corp.	4,865
70	L	Schulman A, Inc.	1,431
4,000		Sigma-Aldrich Corp.	220,080
12,000	@@	Sumitomo Chemical Co., Ltd.	83,068
330	@, L	Terra Industries, Inc.	14,919
390		Tronox, Inc.	1,720
120	@, L	Valspar Corp.	2,603
100	L	Zep, Inc.	1,570
			1,543,271
		Coal: 0.1%
360		Arch Coal, Inc.	18,392
530	@	Massey Energy Co.	20,278
100	@, L	Patriot Coal Corp.	5,370
			44,040
		Commercial Services: 1.2%
130		Administaff, Inc.	3,206
430	@, L	Alliance Data Systems Corp.	21,771
160	@, L	AMN Healthcare Services, Inc.	2,590
1,800	@, L	Apollo Group, Inc. - Class A	110,484
210	@	Arbitron, Inc.	8,803
200	@, L	Avis Budget Group, Inc.	2,286
40	@, L	Bankrate, Inc.	1,690
190	L	Bowne & Co., Inc.	2,521
8,272	@, @@	Brambles Ltd.	79,435
130	@, L	Bright Horizons Family Solutions, Inc.	5,847
390	@, L	Career Education Corp.	5,792
100		CDI Corp.	2,275
240	L	Chemed Corp.	11,450
260	@, W, L	ChoicePoint, Inc.	12,584
30	@, L	Consolidated Graphics, Inc.	1,596
200	@	Corporate Executive Board Co.	8,122
100	L	Deluxe Corp.	2,083
240	L	DeVry, Inc.	10,546
580	@, L	Gartner, Inc.	10,968
210	L	Heidrick & Struggles International, Inc.	7,188
100	@, L	HMS Holdings Corp.	2,736
190	@, L	ITT Educational Services, Inc.	10,492
60	@, L	Kendle International, Inc.	2,689
220	@, L	Live Nation, Inc.	2,611
490		Manpower, Inc.	27,783
330	L	MAXIMUS, Inc.	11,986
1,200	L	Moody’s Corp.	45,576
600	@, L	MPS Group, Inc.	6,840
200	@, L	Navigant Consulting, Inc.	3,262
600	@, L	On Assignment, Inc.	3,714
130	@, L	Parexel International Corp.	7,144
280	@	Pharmaceutical Product Development, Inc.	12,620
60	@, L	Pharmanet Development Group	1,730
100	@, L	Pre-Paid Legal Services, Inc.	4,765
480	@	Rent-A-Center, Inc.	8,232
2,000	L	Robert Half International, Inc.	53,900
780	L	Rollins, Inc.	13,767
6,600		RR Donnelley & Sons Co.	210,078
810	@	Service Corp. International	8,748
370	@	Sotheby’s	12,476
595	@, L	Spherion Corp.	3,856
60		Strayer Education, Inc.	9,342
410	@, L	TrueBlue, Inc.	5,121
300	@, L	United Rentals, Inc.	6,030
2,157	@, @@	USG People NV	48,508
860	@, L	Valassis Communications, Inc.	9,649
135	@, L	Volt Information Sciences, Inc.	2,169
260	@	Watson Wyatt Worldwide, Inc.	13,793
7,200		Western Union Co.	149,760
			1,010,614
		Computers: 2.3%
400	@	Affiliated Computer Services, Inc.	20,300
60	@, L	Ansoft Corp.	1,459
3,200	@	Apple, Inc.	400,064
203	@, L	CACI International, Inc.	8,863
1,180	@, L	Cadence Design Systems, Inc.	12,532
1,900	@@	Capgemini SA	103,821
550	@, L	Ciber, Inc.	2,530

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Computers (continued)
6,900	@	Dell, Inc.	$136,965
100		Diebold, Inc.	2,412
490	@, L	DST Systems, Inc.	34,427
13,700	@	EMC Corp.	212,898
7,050	@	Hewlett-Packard Co.	336,779
3,500		International Business Machines Corp.	398,510
280		Jack Henry & Associates, Inc.	6,588
2,900	@	Lexmark International, Inc.	95,787
190	@, L	Mercury Computer Systems, Inc.	1,218
606	@, L	Micros Systems, Inc.	19,416
190	@	MTS Systems Corp.	5,926
960	@	NCR Corp.	21,274
200	@, L	Radiant Systems, Inc.	2,856
800	@, L	Sandisk Corp.	18,840
210	@, L	SRA International, Inc.	5,040
150	@, L	Stratasys, Inc.	2,814
300	@	SYKES Enterprises, Inc.	5,037
240	@, L	Synaptics, Inc.	6,430
870	@	Synopsys, Inc.	20,193
970	@, L	Western Digital Corp.	29,944
			1,912,923
		Cosmetics/Personal Care: 0.8%
410		Alberto-Culver Co.	10,988
200	@, L	Chattem, Inc.	15,580
1,300		Colgate-Palmolive Co.	98,917
8,350		Procter & Gamble Co.	552,603
			678,088
		Distribution/Wholesale: 0.2%
580	@	Brightpoint, Inc.	5,997
300	L	Building Materials Holding Corp.	1,734
340	L	Fastenal Co.	13,824
460	@, L	Fossil, Inc.	14,803
900	@	Genuine Parts Co.	37,125
360	@	Ingram Micro, Inc.	5,497
820	@, L	LKQ Corp.	17,417
30	@	Owens & Minor, Inc.	1,289
100	@, L	Scansource, Inc.	3,397
4,000	@@	Sumitomo Corp.	57,525
610	@, L	Tech Data Corp.	20,344
270	@, L	United Stationers, Inc.	13,327
40	L	Watsco, Inc.	1,520
			193,799
		Diversified Financial Services: 1.9%
1,600	L	Bear Stearns Cos., Inc.	127,776
1,100		Charles Schwab Corp.	21,571
3,200		Citigroup, Inc.	75,872
100	@	CME Group, Inc.	51,330
2,000	L	Countrywide Financial Corp.	12,620
1,020	L	Eaton Vance Corp.	32,487
3,700	L	Fannie Mae	102,305
100	L	Financial Federal Corp.	2,155
3,150	@	Goldman Sachs Group, Inc.	534,335
200	@	IntercontinentalExchange, Inc.	26,060
280	@, L	Investment Technology Group, Inc.	13,042
240		Jefferies Group, Inc.	4,260
6,500		JPMorgan Chase & Co.	264,225
200	@, L	LaBranche & Co., Inc.	928
2,500	L	Lehman Brothers Holdings, Inc.	127,475
900		Merrill Lynch & Co., Inc.	44,604
1,600		Morgan Stanley	67,392
400	@	Nyse Euronext	26,268
230	@	OptionsXpress Holdings, Inc.	5,327
50	@, L	Piper Jaffray Cos.	1,937
160	@, L	Portfolio Recovery Associates, Inc.	5,843
1,280	@, L	Raymond James Financial, Inc.	28,762
335	@	SWS Group, Inc.	3,816
140	@, L	World Acceptance, Corp.	4,253
			1,584,643
		Electric: 2.3%
567		Alliant Energy Corp.	19,698
1,590	@	Aquila, Inc.	5,183
50	L	Central Vermont Public Service Corp.	1,198
90	L	Cleco Corp.	2,062
1,800		Constellation Energy Group, Inc.	159,030
7,500		Dominion Resources, Inc.	299,550
21,200		Duke Energy Corp.	371,848
660		Energy East Corp.	17,589
2,500		FirstEnergy Corp.	168,975
6,100		FPL Group, Inc.	367,769
1,100	@	MDU Resources Group, Inc.	28,886
1,460		Northeast Utilities	37,040
110	L	NSTAR	3,399

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Electric (continued)
220	@	OGE Energy Corp.	$7,143
2,900	@	PPL Corp.	131,602
490	@	Puget Energy, Inc.	13,083
1,200	@@	RWE AG	145,278
280	@	SCANA Corp.	10,604
4,236	@@	Scottish & Southern Energy PLC	123,863
310		Sierra Pacific Resources	4,002
100	@	Unisource Energy Corp.	2,365
30		Wisconsin Energy Corp.	1,309
			1,921,476
		Electrical Components & Equipment: 0.2%
320	W	Ametek, Inc.	13,629
220		Belden CDT, Inc.	8,646
120	@, L	Energizer Holdings, Inc.	11,140
250	@, L	Greatbatch, Inc.	5,343
580	@	Hubbell, Inc.	26,315
150	@	Littelfuse, Inc.	4,676
1,111	@@	Schneider Electric SA	126,503
			196,252
		Electronics: 1.3%
4,100	@	Agilent Technologies, Inc.	125,501
220		Amphenol Corp.	8,133
60		Analogic Corp.	3,511
5,200		Applera Corp. - Applied Biosystems Group	175,292
770	@	Arrow Electronics, Inc.	25,110
780	@	Avnet, Inc.	26,294
940	@, L	Benchmark Electronics, Inc.	15,792
370		Brady Corp.	11,315
260	@, L	Checkpoint Systems, Inc.	6,292
353	L	CTS Corp.	3,424
240		Cubic Corp.	6,137
160	@, L	Cymer, Inc.	4,533
130	@, L	Dionex Corp.	9,597
270	@, L	Electro Scientific Industries, Inc.	4,371
220	@, L	Faro Technologies, Inc.	7,205
600	@, L	Flir Systems, Inc.	17,076
640	@	Gentex Corp.	10,317
60	@, L	Itron, Inc.	5,720
5,100	L	Jabil Circuit, Inc.	65,892
3,358	@@	Koninklijke Philips Electronics NV	131,010
280	@, L	LoJack Corp.	3,494
410	L	Methode Electronics, Inc.	4,367
700	L	National Instruments Corp.	18,102
1,300	@@	Nidec Corp.	86,145
190	@	Park Electrochemical Corp.	4,475
210	@	Planar Systems, Inc.	979
190	@, L	Plexus Corp.	4,706
410	@, L	Technitrol, Inc.	9,024
3,200	@, L	Thermo Electron Corp.	178,976
600	@, L	Thomas & Betts Corp.	24,090
510	@, L	Trimble Navigation Ltd.	13,943
467	@, L	TTM Technologies, Inc.	5,146
600	@, @@	Tyco Electronics Ltd.	19,740
140	@, L	Varian, Inc.	7,581
100	L	Woodward Governor Co.	2,857
			1,046,147
		Energy - Alternate Sources: 0.0%
680	@, L	Headwaters, Inc.	8,337
			8,337
		Engineering & Construction: 0.2%
220	@	Dycom Industries, Inc.	2,517
860	@, L	EMCOR Group, Inc.	20,717
630	@, L	Granite Construction, Inc.	19,020
800	@	KBR, Inc.	26,664
510	@, L	Shaw Group, Inc.	32,834
530	@	URS Corp.	21,348
			123,100
		Entertainment: 0.0%
200	L	International Speedway Corp.	7,968
640	@, L	Macrovision Corp.	9,786
140	@, L	Scientific Games Corp.	2,894
250	@, L	Shuffle Master, Inc.	2,060
			22,708
		Environmental Control: 0.0%
360	@, L	Waste Connections, Inc.	10,930
			10,930
		Food: 1.9%
67,000	@@	China Yurun Food Group Ltd.	82,854
280		Corn Products International, Inc.	10,279
425		Flowers Foods, Inc.	9,631
6,505	@	General Mills, Inc.	364,215
180	@, L	Great Atlantic & Pacific Tea Co.	4,874

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Food (continued)
310	@, L	Hain Celestial Group, Inc.	$8,370
1,700	@	HJ Heinz Co.	76,210
133		Hormel Foods Corp.	5,434
7,900	@	Kellogg Co.	400,688
90	@, L	Nash Finch Co.	3,156
589	@@	Nestle SA	281,123
200	@	Performance Food Group Co.	6,500
170	@, L	Ralcorp Holdings, Inc.	9,427
700	@	Ruddick Corp.	22,575
420	@, L	Smithfield Foods, Inc.	11,571
9,655	@@	Tate & Lyle PLC	99,974
15,500	@@	Tesco PLC	122,487
230	@, L	TreeHouse Foods, Inc.	5,099
90	@, L	United Natural Foods, Inc.	1,523
791	@@	Wimm-Bill-Dann Foods OJSC ADR	83,261
			1,609,251
		Forest Products & Paper: 0.2%
810	@	Buckeye Technologies, Inc.	8,756
1,700		International Paper Co.	53,890
130	L	Neenah Paper, Inc.	3,387
150	@	Potlatch Corp.	6,191
590	L	Rock-Tenn Co.	15,830
70	L	Schweitzer-Mauduit International, Inc.	1,608
5,419	@, @@	Smurfit Kappa PLC	77,980
480		Temple-Inland, Inc.	6,590
380	L	Wausau Paper Corp.	2,979
			177,211
		Gas: 0.2%
150		Atmos Energy Corp.	3,900
580		Energen Corp.	34,800
370	@	Laclede Group, Inc.	12,636
320	@	New Jersey Resources Corp.	14,723
300	L	Northwest Natural Gas Co.	12,612
360	@, L	Piedmont Natural Gas Co.	8,856
140	@	South Jersey Industries, Inc.	4,784
990	L	Southern Union Co.	25,463
532	@	UGI Corp.	13,625
230	L	Vectren Corp.	5,927
1,000	@, L	WGL Holdings, Inc.	31,190
			168,516
		Hand/Machine Tools: 0.3%
310		Baldor Electric Co.	8,888
1,900		Black & Decker Corp.	130,663
220		Kennametal, Inc.	6,681
190	@	Lincoln Electric Holdings, Inc.	12,757
390	@	Regal-Beloit Corp.	14,399
1,000		Snap-On, Inc.	49,920
			223,308
		Healthcare - Products: 1.2%
110	@, L	Abaxism, Inc.	3,205
180	@, L	American Medical Systems Holdings, Inc.	2,626
130	@, L	Arthrocare Corp.	5,220
1,700		Baxter International, Inc.	100,334
3,300	@	Boston Scientific Corp.	41,547
130	L	Cooper Cos., Inc.	4,445
900	@@	Covidien Ltd.	38,511
300		CR Bard, Inc.	28,437
190	@, L	Cyberonics	2,451
968		Densply International, Inc.	37,791
390	@, L	Edwards Lifesciences Corp.	17,008
220	@, L	Gen-Probe, Inc.	10,518
60	@, L	Haemonetics Corp.	3,486
490	@, L	Henry Schein, Inc.	29,312
200	@	Hillenbrand Industries, Inc.	10,494
440	@, L	Hologic, Inc.	26,536
300	@, L	ICU Medical, Inc.	8,052
216	@, L	Idexx Laboratories, Inc.	11,982
300	@	Immucor, Inc.	8,940
160	@	Intuitive Surgical, Inc.	45,107
90	@, L	Invacare Corp.	2,246
6,300		Johnson & Johnson	390,348
100	@, L	Kensey Nash Corp.	2,715
300	@, L	Kinetic Concepts, Inc.	15,417
220	@, L	LCA-Vision, Inc.	3,032
1,400	@	Medtronic, Inc.	69,104
140	L	Mentor Corp.	4,152
130	L	Meridian Bioscience, Inc.	4,455
100	@	Merit Medical Systems, Inc.	1,585
260	@	Osteotech, Inc.	1,136
190	@, L	Palomar Medical Technologies, Inc.	2,529
100	@, L	PSS World Medical, Inc.	1,750
200	@, L	Resmed, Inc.	8,098

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
264	@	Respironics, Inc.	$17,340
1,000	@	St. Jude Medical, Inc.	42,980
250	L	Steris Corp.	6,155
10	@	SurModics, Inc.	442
100	@, L	Symmetry Medical, Inc.	1,780
80	@, L	Techne Corp.	5,471
160	@, L	West Pharmaceutical Services, Inc.	6,608
			1,023,345
		Healthcare - Services: 1.2%
2,850		Aetna, Inc.	141,360
100	@, L	Amedisys, Inc.	4,278
410	@, L	AMERIGROUP Corp.	14,760
260	@, L	Amsurg Corp.	6,263
220	@, L	Apria Healthcare Group, Inc.	4,776
270	@, L	Centene Corp.	4,838
270	@, W, L	Covance, Inc.	22,791
3,050	@	Coventry Health Care, Inc.	158,204
1,500	@@	Fresenius Medical Care AG & Co. KGaA	78,534
100	@	Gentiva Health Services, Inc.	2,156
710	@	Health Net, Inc.	31,197
210	@, L	Healthways, Inc.	7,214
1,100	@	Humana, Inc.	75,163
360	@, L	Lincare Holdings, Inc.	11,700
90	@, L	Matria Healthcare, Inc.	2,261
200	@, L	Molina Healthcare, Inc.	6,330
200	@	Odyssey HealthCare, Inc.	1,748
270	@, L	Pediatrix Medical Group, Inc.	17,823
100	@, L	RehabCare Group, Inc.	2,000
170	@, L	Sunrise Senior Living, Inc.	4,655
4,800	@	UnitedHealth Group, Inc.	223,104
210	@, L	WellCare Health Plans, Inc.	10,025
1,950	@	WellPoint, Inc.	136,656
			967,836
		Holding Companies - Diversified: 0.1%
854	@@	LVMH Moet Hennessy Louis Vuitton SA	87,741
			87,741
		Home Builders: 0.3%
440	@, L	Champion Enterprises, Inc.	3,907
1,500	L	D.R. Horton, Inc.	21,045
27,000	@, @@	Haseko Corp.	40,723
390	@, L	Hovnanian Enterprises, Inc.	3,553
1,900	L	KB Home	45,467
300	@	M/I Homes, Inc.	4,947
470	L	MDC Holdings, Inc.	19,684
30	@, L	NVR, Inc.	16,220
1,800	@	Pulte Homes, Inc.	24,372
100	@, L	Ryland Group, Inc.	2,829
683	@, L	Thor Industries, Inc.	20,818
660	@, L	Toll Brothers, Inc.	13,999
110	@, L	Winnebago Industries	2,208
			219,772
		Home Furnishings: 0.1%
330	L	Ethan Allen Interiors, Inc.	8,989
980	L	Furniture Brands International, Inc.	12,740
4,000	@@	Matsushita Electric Industrial Co., Ltd.	84,246
40	@, L	Universal Electronics, Inc.	908
			106,883
		Household Products/Wares: 0.8%
980		American Greetings Corp.	18,444
230	L	Blyth, Inc.	4,561
2,700	L	Clorox Co.	157,113
7,300	@	Kimberly-Clark Corp.	475,814
260	@	Tupperware Corp.	9,485
			665,417
		Housewares: 0.1%
2,600		Newell Rubbermaid, Inc.	59,020
290	@, L	Toro Co.	13,972
			72,992
		Insurance: 4.2%
3,300	@, @@	ACE Ltd.	185,592
8,611	@@	Aegon NV	128,600
5,400		Allstate Corp.	257,742
3,000	L	AMBAC Financial Group, Inc.	33,420
989		American Financial Group, Inc.	25,585
8,450		American International Group, Inc.	395,967
900	L	Brown & Brown, Inc.	16,047
11,450		Chubb Corp.	582,805
190	L	Commerce Group, Inc.	6,886
360		Delphi Financial Group	10,858
580	@@	Everest Re Group Ltd.	56,190
500	@	Fidelity National Title Group, Inc.	8,805
70		First American Corp.	2,438

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
1,900		Genworth Financial, Inc.	$44,042
470		Hanover Insurance Group, Inc.	20,534
2,138		Hartford Financial Services Group, Inc.	149,446
1,140	@	HCC Insurance Holdings, Inc.	27,428
40	@	Infinity Property & Casualty Corp.	1,607
53,507	@@	Legal & General Group PLC	131,644
3,000	@	Lincoln National Corp.	153,330
190	@	Mercury General Corp.	8,664
5,200		Metlife, Inc.	302,952
70	@	Navigators Group, Inc.	3,831
672	@	Philadelphia Consolidated Holding Co.	22,794
760	@, L	PMI Group, Inc.	5,525
320	@	Presidential Life Corp.	5,363
410	@, L	ProAssurance Corp.	21,800
220		Protective Life Corp.	8,490
3,859	L	Prudential Financial, Inc.	281,591
360	@, L	RLI Corp.	18,803
1,200	@	Safeco Corp.	55,512
220	L	Safety Insurance Group, Inc.	8,160
530	L	Selective Insurance Group	12,593
290		Stancorp Financial Group, Inc.	14,236
6,300	@	Travelers Cos., Inc.	292,383
310		United Fire & Casualty Co.	10,649
400	L	Unitrin, Inc.	14,240
1,117		WR Berkley Corp.	32,158
260	@, L	Zenith National Insurance Corp.	8,861
446	@@	Zurich Financial Services AG	139,425
			3,506,996
		Internet: 0.8%
1,500	@, L	Amazon.com, Inc.	96,705
280	@, L	Avocent Corp.	4,684
260	@, L	Blue Coat Systems, Inc.	6,105
210	@, L	Blue Nile, Inc.	9,274
512	@, L	Cybersource Corp.	7,480
150	@, L	DealerTrack Holdings, Inc.	3,071
200	@, L	Digital River, Inc.	6,526
1,900	@	eBay, Inc.	50,084
2,600	@, L	Expedia, Inc.	59,618
500	@	Google, Inc. - Class A	235,590
200	@, L	Infospace, Inc.	2,038
450	@, L	j2 Global Communications, Inc.	9,684
100	@, L	Knot, Inc.	1,155
800	@	McAfee, Inc.	26,616
230	@, L	NetFlix, Inc.	7,263
380	@, L	Perficient, Inc.	3,211
680	@, L	Secure Computing Corp.	5,522
320	@, L	Stamps.com, Inc.	2,832
6,200	@	Symantec Corp.	104,408
420	L	United Online, Inc.	4,192
140	@, L	Valueclick, Inc.	2,703
230	@, L	Websense, Inc.	4,478
			653,239
		Investment Companies: 0.0%
900	L	American Capital Strategies Ltd.	32,661
			32,661
		Iron/Steel: 0.4%
200	L	Carpenter Technology Corp.	12,566
170	L	Cleveland-Cliffs, Inc.	20,308
1,300	@	Nucor Corp.	83,941
430	@	Reliance Steel & Aluminum Co.	23,848
170	@, L	Steel Dynamics, Inc.	9,904
21,000	@@	Sumitomo Metal Industries Ltd.	88,958
900		United States Steel Corp.	97,605
			337,130
		Leisure Time: 0.1%
1,220		Callaway Golf Co.	18,593
1,800		Carnival Corp.	70,830
316	L	Polaris Industries, Inc.	12,065
240	@, L	WMS Industries, Inc.	9,113
			110,601
		Lodging: 0.2%
60	@, L	Monarch Casino & Resort, Inc.	997
3,200	L	Starwood Hotels & Resorts Worldwide, Inc.	151,456
			152,453
		Machinery - Construction & Mining: 0.5%
6,536	@, @@	Atlas Copco AB - Class B	92,934
2,200	L	Caterpillar, Inc.	159,126
3,700	@@	Hitachi Construction Machinery Co., Ltd.	101,017
400	@	Joy Global, Inc.	26,548
600	@, L	Terex Corp.	40,470
			420,095

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 0.3%
450	@	AGCO Corp.	$29,187
360		Applied Industrial Technologies, Inc.	9,950
90	L	Briggs & Stratton Corp.	1,608
70	L	Cascade Corp.	3,136
260	L	Cognex Corp.	5,026
2,000		Cummins, Inc.	100,760
150	@	Flowserve Corp.	16,335
390	@, L	Gardner Denver, Inc.	14,395
80	@, L	Graco, Inc.	2,777
1,030	L	IDEX Corp.	31,065
110	@, L	Intevac, Inc.	1,412
30	L	Lindsay Manufacturing Co.	2,359
160	L	Robbins & Myers, Inc.	5,448
420	@, L	Roper Industries, Inc.	23,688
200	L	Wabtec Corp.	6,922
450	@, L	Zebra Technologies Corp.	14,994
			269,062
		Media: 1.1%
2,000	L	Clear Channel Communications, Inc.	64,000
60	L	Factset Research Systems, Inc.	3,158
1,900		McGraw-Hill Cos., Inc.	77,767
380	@, L	Scholastic Corp.	13,251
1,700	@	Viacom - Class B	67,575
3,570	@@	Vivendi	141,087
12,850	L	Walt Disney Co.	416,469
200	@	Washington Post	144,800
			928,107
		Metal Fabricate/Hardware: 0.1%
120	L	AM Castle & Co.	2,668
480		Commercial Metals Co.	14,621
30	@, L	Kaydon Corp.	1,281
40		Lawson Products	1,016
380		Mueller Industries, Inc.	10,917
237	@	Quanex Corp.	12,194
30	@, L	Valmont Industries, Inc.	2,397
590	@, L	Worthington Industries	10,378
			55,472
		Mining: 0.6%
100		Amcol International Corp.	2,882
5,790	@@	BHP Billiton Ltd.	209,498
120	@, L	Brush Engineered Materials, Inc.	3,334
2,100		Freeport-McMoRan Copper & Gold, Inc.	211,806
10	@, L	RTI International Metals, Inc.	549
4,000	@@	Sumitomo Metal Mining Co., Ltd.	84,152
			512,221
		Miscellaneous Manufacturing: 3.3%
480		Acuity Brands, Inc.	21,317
120	L	AO Smith Corp.	4,372
428		Aptargroup, Inc.	16,041
200	L	Barnes Group, Inc.	4,548
100		Brink’s Co.	6,693
280		Carlisle Cos., Inc.	10,228
240	@, L	Ceradyne, Inc.	7,466
270	L	Clarcor, Inc.	9,666
670		Crane Co.	27,624
1,000	L	Danaher Corp.	74,150
280	L	Donaldson Co., Inc.	11,805
6,200	L	Dover Corp.	257,362
4,000		Eaton Corp.	322,520
350	@, L	EnPro Industries, Inc.	10,336
23,439		General Electric Co.	776,768
200	@, L	Griffon Corp.	1,770
90	@	Harsco Corp.	5,084
2,500		Honeywell International, Inc.	143,850
6,500	@	Illinois Tool Works, Inc.	318,955
7,000	@@	Konica Minolta Holdings, Inc.	99,170
2,300	@	Leggett & Platt, Inc.	38,410
160	@	Lydall, Inc.	1,630
90		Matthews International Corp. - Class A	4,037
330	@	Myers Industries, Inc.	4,016
3,450		Parker Hannifin Corp.	222,974
520		Pentair, Inc.	16,962
1,912	@@	Siemens AG	243,825
110	@	SPX Corp.	11,253
490	@, L	Sturm Ruger & Co., Inc.	3,871
195	@	Teleflex, Inc.	11,027
2,600	@, @@	Tyco International Ltd.	104,156
			2,791,886
		Office Furnishings: 0.0%
555		Herman Miller, Inc.	16,556
630	L	HNI, Corp.	18,623
230	@, L	Interface, Inc.	3,855
			39,034

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas: 7.3%
2,300		Anadarko Petroleum Corp.	$146,602
190	@, L	Atwood Oceanics, Inc.	17,687
40	@, L	Bill Barrett Corp.	1,854
280		Cabot Oil & Gas Corp.	13,930
13,303		Chevron Corp.	1,152,838
350	L	Cimarex Energy Co.	18,445
9,500		ConocoPhillips	785,745
1,060	@	Denbury Resources, Inc.	33,803
2,700	@	Devon Energy Corp.	277,344
480	@, L	Encore Acquisition Co.	17,664
2,000	@	ENSCO International, Inc.	119,680
4,200	@@	ERG S.p.A.	80,932
24,800		ExxonMobil Corp.	2,157,848
540	@, L	Forest Oil Corp.	26,638
500	@	Frontier Oil Corp.	17,855
530	@, L	Helmerich & Payne, Inc.	23,760
1,300		Marathon Oil Corp.	69,108
170	@	Newfield Exploration Co.	9,415
800		Noble Energy, Inc.	61,920
5,500	@	Occidental Petroleum Corp.	425,535
510	@	Patterson-UTI Energy, Inc.	12,102
1,248	@, @@	Petroleo Brasileiro SA ADR	146,440
220	@, L	Petroquest Energy, Inc.	3,467
400	@, L	Pioneer Drilling Co.	5,364
100	@	Pioneer Natural Resources Co.	4,479
306	@	Plains Exploration & Production Co.	16,524
1,070	@, L	Pride International, Inc.	37,921
180	@, L	Quicksilver Resources, Inc.	6,192
4,415	@, @@	Royal Dutch Shell PLC - Class B	154,886
500	@, L	Southwestern Energy Co.	32,615
340	L	St. Mary Land & Exploration Co.	12,539
240	@, L	Stone Energy Corp.	12,182
260	@, L	Swift Energy Co.	12,410
2,100	@, @@	Total SA	158,138
240	@	Unit Corp.	13,236
600		Valero Energy Corp.	34,662
			6,121,760
		Oil & Gas Services: 0.6%
200	@, L	Basic Energy Services, Inc.	4,232
150	@, L	Dril-Quip, Inc.	7,017
420	@, L	Exterran Holdings, Inc.	29,253
380	@, L	FMC Technologies, Inc.	21,531
490	@	Grant Prideco, Inc.	24,730
500	@, L	Helix Energy Solutions Group, Inc.	17,610
170	@, L	Hornbeck Offshore Services, Inc.	7,638
250	@, L	ION Geophysical Corp.	3,323
180		Lufkin Industries, Inc.	10,289
1,100	@, L	National Oilwell Varco, Inc.	68,530
400	@	Oceaneering International, Inc.	24,000
4,800	@, @@	Petroleum Geo-Services ASA	115,144
120	@, L	SEACOR Holdings, Inc.	11,519
220	@, L	Superior Energy Services	8,952
909	@, L	Transocean, Inc.	127,724
170	@, L	W-H Energy Services, Inc.	10,688
			492,180
		Packaging & Containers: 0.1%
1,300		Ball Corp.	57,330
200	L	Chesapeake Corp.	700
190	@	Packaging Corp. of America	4,330
800		Sonoco Products Co.	22,536
			84,896
		Pharmaceuticals: 3.0%
50	@, L	Alpharma, Inc.	1,259
2,400	L	AmerisourceBergen Corp.	100,128
2,717	@@	AstraZeneca PLC	101,554
2,900		Bristol-Myers Squibb Co.	65,569
290	@, L	Cephalon, Inc.	17,499
8,800		Eli Lilly & Co.	440,176
720	@	Endo Pharmaceuticals Holdings, Inc.	18,907
1,600	@	Forest Laboratories, Inc.	63,632
2,700	@, L	Gilead Sciences, Inc.	127,764
5,100	@@	GlaxoSmithKline PLC	111,326
250	@, L	HealthExtras, Inc.	6,888
900	@	Medco Health Solutions, Inc.	39,879
580	@, L	Medicis Pharmaceutical Corp.	11,896
8,500	@	Merck & Co., Inc.	376,550
900	@@	Merck KGaA	111,905
250	@	NBTY, Inc.	7,140
200	@, L	Noven Pharmaceuticals, Inc.	2,712
1,106	@@	Omega Pharma SA	52,493

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
380	@	Omnicare, Inc.	$7,972
200	@, L	Par Pharmaceutical Cos., Inc.	3,538
480		Perrigo Co.	16,042
300	@, L	PetMed Express, Inc.	3,435
26,800		Pfizer, Inc.	597,104
930	@@	Roche Holding AG	182,381
650	@, L	Salix Pharmaceuticals Ltd.	4,388
200	@, L	Sciele Pharma, Inc.	4,140
350	@, L	Sepracor, Inc.	7,515
410	@	Theragenics Corp.	1,591
80	@, L	USANA Health Sciences, Inc.	2,494
480	@, L	VCA Antech, Inc.	15,413
620	@, L	Viropharma, Inc.	5,679
			2,508,969
		Pipelines: 0.2%
100	L	Equitable Resources, Inc.	6,162
670	@	National Fuel Gas Co.	31,524
890		Oneok, Inc.	41,447
2,900	@	Williams Cos., Inc.	104,458
			183,591
		Real Estate: 0.2%
5,000	@@	Cheung Kong Holdings Ltd.	74,687
200	@, L	Forestar Real Estate Group, Inc.	4,876
70	L	Jones Lang LaSalle, Inc.	5,347
3,000	@@	Mitsui Fudosan Co., Ltd.	60,912
			145,822
		Retail: 3.1%
1,800		Abercrombie & Fitch Co.	139,554
100		Advance Auto Parts, Inc.	3,354
340	@, L	Aeropostale, Inc.	9,132
752	@	American Eagle Outfitters	16,070
300	@, L	AnnTaylor Stores Corp.	7,206
1,300	@, L	Autozone, Inc.	149,604
250		Barnes & Noble, Inc.	7,030
3,200	L	Best Buy Co., Inc.	137,632
3,600	@, L	Big Lots, Inc.	60,660
370	@, L	BJ’s Wholesale Club, Inc.	11,677
200		Bob Evans Farms, Inc.	5,790
140		Brown Shoe Co., Inc.	2,055
80	@, L	Buffalo Wild Wings, Inc.	1,854
300	@, L	Carmax, Inc.	5,508
730		Casey’s General Stores, Inc.	18,287
190	L	Cash America International, Inc.	6,148
420		Cato Corp.	6,577
210	@, L	CEC Entertainment, Inc.	5,634
200	@, L	Charlotte Russe Holding, Inc.	3,894
780	@, L	Chico’s FAS, Inc.	7,262
150	@, L	Chipotle Mexican Grill, Inc.	14,895
620	L	Christopher & Banks Corp.	6,696
7,150	@	Coach, Inc.	216,788
180	@, L	Collective Brands, Inc.	2,839
240	@, L	Copart, Inc.	9,998
4,900		Costco Wholesale Corp.	303,408
190	@, L	Dick’s Sporting Goods, Inc.	5,240
780	@, L	Dollar Tree Stores, Inc.	20,927
4,300	@@	Don Quijote Co., Ltd.	68,870
300	@, L	Dress Barn, Inc.	3,954
600	@, L	First Cash Financial Services, Inc.	5,610
300	L	Foot Locker, Inc.	3,690
2,200	@	GameStop Corp.	93,192
110	@, L	Genesco, Inc.	3,295
130	L	Guess ?, Inc.	5,347
200	@, L	Gymboree Corp.	7,918
680	@, L	Hanesbrands, Inc.	19,788
60	@, L	Hibbett Sporting Goods, Inc.	948
10	L	IHOP Corp.	458
580	@, L	Jack in the Box, Inc.	15,237
330	@, L	JOS A Bank Clothiers, Inc.	7,517
361	L	Landry’s Restaurants, Inc.	6,401
120	@	Longs Drug Stores Corp.	5,764
3,200		McDonald’s Corp.	173,152
442	@	Men’s Wearhouse, Inc.	10,184
150	L	Movado Group, Inc.	2,889
220		MSC Industrial Direct Co.	8,928
50	@, L	O’Reilly Automotive, Inc.	1,348
190	@, L	Panera Bread Co.	7,100
380		Phillips-Van Heusen	13,874
1,200	@, L	Polo Ralph Lauren Corp.	74,628
4,258	@@	Punch Taverns PLC	54,200
500	@, L	Quiksilver, Inc.	4,500
3,000	L	RadioShack Corp.	52,350
180	@, L	Red Robin Gourmet Burgers, Inc.	5,999

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
680	L	Regis Corp.	$17,034
460	L	Ross Stores, Inc.	12,811
220	@, L	School Specialty, Inc.	6,714
462	@, L	Select Comfort Corp.	1,977
4,000	@, @@	Seven & I Holdings Co., Ltd.	99,461
548	@, L	Sonic Corp.	11,689
1,000	@, L	Starbucks Corp.	17,970
270	@, L	Texas Roadhouse, Inc.	2,511
6,600		TJX Cos., Inc.	211,200
140	@, L	Tractor Supply Co.	5,242
254	@, L	Tween Brands, Inc.	7,518
660	@, L	Urban Outfitters, Inc.	18,995
2,600	@	Wal-Mart Stores, Inc.	128,934
2,800	L	Wendy’s International, Inc.	67,984
250	@	World Fuel Services Corp.	7,820
4,000	@	Yum! Brands, Inc.	137,800
600	@, L	Zale Corp.	11,592
200	@, L	Zumiez, Inc.	3,516
			2,613,628
		Savings & Loans: 0.4%
292	L	Anchor Bancorp. Wisconsin, Inc.	5,528
600		Astoria Financial Corp.	15,702
420	L	BankAtlantic Bancorp., Inc.	1,915
1,400	L	Brookline Bancorp., Inc.	13,454
700	L	Dime Community Bancshares	10,654
900	L	First Niagara Financial Group, Inc.	10,278
370	@, L	FirstFed Financial Corp.	11,563
220	L	Flagstar Bancorp., Inc.	1,575
200	@, L	Guaranty Financial Group, Inc.	2,618
16,200	L	Hudson City Bancorp., Inc.	257,094
1,200	L	Washington Mutual, Inc.	17,760
			348,141
		Semiconductors: 1.1%
240	@, L	AMIS Holdings, Inc.	1,637
3,500		Applied Materials, Inc.	67,095
600	@	Atmel Corp.	1,950
100	@, L	ATMI, Inc.	2,734
500	@, L	Axcelis Technologies, Inc.	2,875
80	@, L	Cabot Microelectronics Corp.	2,679
71		Cohu, Inc.	1,110
200	@, L	Cree, Inc.	6,180
130	@, L	Cypress Semiconductor Corp.	2,826
150	@, L	Diodes, Inc.	3,386
570	@, L	DSP Group, Inc.	6,612
1,500	@, @@	Elpida Memory, Inc.	49,774
1,040	@	Fairchild Semiconductor International, Inc.	11,596
22,100		Intel Corp.	440,895
640	@	International Rectifier Corp.	14,573
190		Intersil Corp.	4,421
551	@, L	Lam Research Corp.	22,172
90	@, L	Microsemi Corp.	1,958
210	@, L	MKS Instruments, Inc.	4,219
3,150	@, L	Nvidia Corp.	67,379
550	@, L	Pericom Semiconductor Corp.	7,332
930	@, L	Semtech Corp.	11,848
100	@, L	Silicon Laboratories, Inc.	3,095
1,050	@, L	Skyworks Solutions, Inc.	8,673
220	@, L	Standard Microsystems Corp.	6,237
100	@, L	Supertex, Inc.	2,070
6,555	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	63,846
1,400		Texas Instruments, Inc.	41,944
1,300	@@	Tokyo Electron Ltd.	80,577
372	@, L	Varian Semiconductor Equipment Associates, Inc.	12,566
			954,259
		Software: 2.2%
1,140	@	Activision, Inc.	31,065
200		Acxiom Corp.	2,542
140	@, L	Advent Software, Inc.	6,292
280	@, L	Allscripts Healthcare Solutions, Inc.	2,988
410	@, L	Ansys, Inc.	15,322
2,500	@	Autodesk, Inc.	77,725
5,100	@	BMC Software, Inc.	164,628
270	@	Broadridge Financial Solutions ADR	5,171
11,600	@	CA, Inc.	265,408
380	@	Captaris, Inc.	1,319
430	@, L	Cerner Corp.	18,684
290	@, L	Concur Technologies, Inc.	8,480
200	@, L	CSG Systems International	2,270
100	@, L	Digi International, Inc.	1,053
240		Dun & Bradstreet Corp.	20,962
1,800	@	Fiserv, Inc.	94,716
60	L	Global Payments, Inc.	2,380

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Software (continued)
3,000		IMS Health, Inc.	$67,530
610	@, L	Informatica Corp.	10,651
160	@	JDA Software Group, Inc.	2,731
20	@	Mantech International Corp.	882
380	@	Metavante Technologies, inc.	8,235
26,750	@	Microsoft Corp.	728,100
960	L	MoneyGram International, Inc.	3,514
6,600	@	Novell, Inc.	49,170
410	@, L	Omnicell, Inc.	7,790
7,200	@	Oracle Corp.	135,360
200	@	Parametric Technology Corp.	3,062
360	@, L	Phase Forward, Inc.	5,735
180	@, L	Phoenix Technologies Ltd.	2,972
330	@, L	Progress Software Corp.	9,418
190	@, L	Smith Micro Software, Inc.	973
120	@, L	SPSS, Inc.	4,564
660	@, L	Sybase, Inc.	17,569
200	@	Take-Two Interactive Software, Inc.	5,300
1,302	@, @@	Tele Atlas NV	55,275
			1,839,836
		Telecommunications: 3.2%
1,580	@	3Com Corp.	5,198
1,360	L	Adaptec, Inc.	3,604
590	@, L	ADC Telecommunications, Inc.	8,065
9,118	@@	Alcatel SA	53,470
70	@, L	Anixter International, Inc.	4,577
1,012	@, L	Arris Group, Inc.	5,819
18,316		AT&T, Inc.	637,946
3,300		CenturyTel, Inc.	119,427
2,670	@, L	Cincinnati Bell, Inc.	10,360
20,350	@	Cisco Systems, Inc.	495,930
210	@, L	CommScope, Inc.	8,795
130	@, L	Comtech Telecommunications	5,639
3,700		Corning, Inc.	85,951
620	@, L	Foundry Networks, Inc.	7,359
630	@, L	Harmonic, Inc.	5,613
604	@, L	Harris Corp.	29,493
6,200	@, L	JDS Uniphase Corp.	81,530
1,900	@, L	Juniper Networks, Inc.	50,958
230	@, L	Netgear, Inc.	5,019
980	@, L	NeuStar, Inc.	25,147
440	@, L	Novatel Wireless, Inc.	4,655
947	@@	Orascom Telecom GDR	72,083
370		Plantronics, Inc.	6,978
3,800		Qualcomm, Inc.	161,006
1,710	@, L	RF Micro Devices, Inc.	5,387
7,783	@@	Royal KPN NV	146,928
830	@	Symmetricom, Inc.	2,839
67,819	@@	Telecom Italia S.p.A. RNC	130,852
584	@, L	Telephone & Data Systems, Inc.	27,390
10,300	@, L	Tellabs, Inc.	67,774
180	@	Tollgrade Communications, Inc.	994
7,100	@	Verizon Communications, Inc.	257,872
150	@, L	Viasat, Inc.	3,146
33,950	@@	Vodafone Group PLC	109,301
			2,647,105
		Textiles: 0.1%
410	@	G&K Services, Inc.	15,687
410	@, L	Mohawk Industries, Inc.	29,278
80	@	Unifirst Corp.	3,090
			48,055
		Toys/Games/Hobbies: 0.2%
160	@, L	Jakks Pacific, Inc.	4,472
300	@@	Nintendo Co., Ltd.	149,369
			153,841
		Transportation: 0.3%
460	L	Con-way, Inc.	20,843
800		CSX Corp.	38,816
12	@@	East Japan Railway Co.	96,316
160	@, L	HUB Group, Inc.	4,798
110	@, L	Kansas City Southern	3,938
310	@, L	Kirby Corp.	13,975
110	L	Landstar System, Inc.	5,102
210	@, L	Old Dominion Freight Line	5,723
100	L	Overseas Shipholding Group	6,272
680	@	Tidewater, Inc.	38,182
			233,965
		Water: 0.2%
1,516	@@	Veolia Environnement	134,883
			134,883
		Total Common Stock
		(Cost $50,059,497)	52,492,075

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 0.4%
		Apartments: 0.0%
25	L	Essex Property Trust, Inc.	$2,626
60	L	Home Properties, Inc.	2,761
			5,387
		Diversified: 0.1%
240	L	Colonial Properties Trust	5,846
100	L	Duke Realty Corp.	2,292
80	@, L	Entertainment Properties Trust	3,750
1,200	@, L	Lexington Corporate Properties Trust	17,364
70,000	C	Liberty Property LP	71,869
			101,121
		Health Care: 0.0%
260	@, L	Medical Properties Trust, Inc.	3,115
60	L	Senior Housing Properties Trust	1,276
			4,391
		Hotels: 0.1%
490		DiamondRock Hospitality Co.	6,120
910	L	Hospitality Properties Trust	33,060
3,000	@	Host Hotels & Resorts, Inc.	48,570
			87,750
		Office Property: 0.0%
330	@, L	BioMed Realty Trust, Inc.	7,234
160		Parkway Properties, Inc.	5,775
			13,009
		Regional Malls: 0.0%
350	L	Macerich Co.	22,400
			22,400
		Shopping Centers: 0.0%
200		Regency Centers Corp.	11,870
			11,870
		Single Tenant: 0.0%
400	@, L	National Retail Properties, Inc.	8,280
380	L	Realty Income Corp.	8,744
			17,024
		Storage: 0.0%
300	@	Extra Space Storage, Inc.	4,521
			4,521
		Warehouse/Industrial: 0.2%
740	@, L	AMB Property Corp.	37,133
1,300	L	Prologis	70,044
			107,177
		Total Real Estate Investment Trusts
		(Cost $394,540)	374,650
EXCHANGE-TRADED FUNDS: 0.2%
		Exchange-Traded Funds: 0.2%
200	L	iShares S&P SmallCap 600 Index Fund	12,010
900	L	Midcap SPDR Trust Series 1	129,825
		Total Exchange-Traded Funds
		(Cost $139,805)	141,835
PREFERRED STOCK: 0.5%
		Diversified Financial Services: 0.1%
3,775	P	Merrill Lynch & Co., Inc.	63,043
			63,043
		Household Products/Wares: 0.1%
1,900	@@	Henkel KGaA - Vorzug	84,461
			84,461
		Insurance: 0.2%
3,025	@@, P	Aegon NV	68,426
1,275	@@, P	Aegon NV - Series 1	24,225
3,575	P	Metlife, Inc.	85,800
			178,451
		Media: 0.1%
3,066	@@	ProSieben SAT.1 Media AG	66,362
			66,362
		Sovereign: 0.0%
1,000	P	Fannie Mae	19,400
			19,400
		Total Preferred Stock
		(Cost $475,709)	411,717

Principal Amount			Value
CORPORATE BONDS/NOTES: 7.1%
		Aerospace/Defense: 0.1%
$48,000	C	United Technologies Corp., 5.375%, due 12/15/17	$50,332
			50,332

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount			Value
		Banks: 2.2%
$80,000	@@, C	Australia & New Zealand Banking Group Ltd., 4.963%, due 12/31/49	$60,218
81,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	79,620
75,000		Bank of America Corp., 5.750%, due 12/01/17	76,786
40,000	@@, C	Bank of Ireland, 5.188%, due 12/29/49	24,800
10,000	@@, C	Bank of Scotland, 5.125%, due 12/31/49	7,102
22,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	22,842
20,000	@@, C	Barclays Bank PLC, 4.000%, due 12/31/49	14,100
91,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	94,567
50,000	@@, C	BNP Paribas, 5.238%, due 09/29/49	37,029
41,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	34,536
10,000	@@, C	Den Norske Bank ASA, 3.375%, due 11/29/49	7,650
45,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	44,369
47,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	41,756
120,000	@@, C	HSBC Bank PLC, 4.913%, due 06/29/49	79,200
60,000	@@, C	HSBC Bank PLC, 5.000%, due 06/29/49	38,700
80,000	@@, C	Lloyds TSB Bank PLC, 3.110%, due 08/29/49	58,664
10,000	@@, C	Lloyds TSB Bank PLC, 3.250%, due 11/29/49	6,550
50,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	51,020
10,000	@@, C	National Westminster Bank PLC, 3.313%, due 11/29/49	6,538
50,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	47,769
21,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	19,442
15,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	13,762
58,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	50,487
130,000	@@, C	Royal Bank of Scotland Group PLC, 4.938%, due 12/29/49	96,850
40,000	@@, C	Societe Generale, 4.981%, due 11/29/49	29,186
100,000	@@, C	Standard Chartered PLC, 3.875%, due 07/29/49	61,000
20,000	@@, C	Standard Chartered PLC, 3.963%, due 01/29/49	12,100
150,000	@@, C	Standard Chartered PLC, 5.125%, due 11/29/49	93,000
55,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	55,358
85,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	68,448
200,000	@@	UBS AG, 5.875%, due 12/20/17	211,989
85,000	C	USB Capital IX, 6.189%, due 03/29/49	69,641
51,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	40,189
104,000		Wells Fargo & Co., 5.625%, due 12/11/17	108,071
30,000	@@, C	Westpac Banking Corp., 5.306%, due 09/30/49	22,889
65,000	@@, #, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	57,164
			1,843,392
		Beverages: 0.1%
30,000	C	Anheuser-Busch Cos., Inc., 5.500%, due 01/15/18	31,115
70,000	@@, C	Diageo Capital PLC, 5.750%, due 10/23/17	72,183
			103,298
		Chemicals: 0.1%
20,000	Z	Stauffer Chemical, 2.810%, due 04/15/10	18,854
20,000	Z	Stauffer Chemical, 5.180%, due 04/15/18	11,995
30,000	Z	Stauffer Chemical, 6.280%, due 04/15/17	18,972
			49,821
		Diversified Financial Services: 1.3%
127,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	122,046
52,000		Caterpillar Financial Services Corp., 4.850%, due 12/07/12	54,185
76,000		Citigroup, Inc., 6.125%, due 11/21/17	78,160
42,000	C	Citigroup, Inc., 8.300%, due 12/21/57	42,760
93,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	98,734
25,000	@@, C	Financiere CSFB NV, 5.000%, due 03/29/49	19,125
53,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	55,170
65,000		General Electric Capital Corp., 5.875%, due 01/14/38	62,350
34,000	C	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	31,840
59,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	61,372
78,000		John Deere Capital Corp., 4.950%, due 12/17/12	81,945
96,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	99,795
97,000	#, C	Mangrove Bay Pass-through Trust, 6.102%, due 07/15/33	81,823
33,000	@@, C	Paribas, 2.667%, due 12/31/49	26,087
20,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	20,508
89,570	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	94,048
317,561	#, Z	Toll Road Investors Partnership II LP, 15.350%, due 02/15/45	47,004
56,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	56,992
			1,133,944
		Electric: 0.6%
56,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	54,012
57,000	C	Commonwealth Edison Co., 5.950%, due 08/15/16	59,082
125,000	C	Commonwealth Edison Co., 6.150%, due 03/15/12	132,439
40,000	C	Duke Energy Carolinas, LLC, 5.250%, due 01/15/18	41,192
57,000	C	Duke Energy Carolinas, LLC, 6.000%, due 01/15/38	57,184
15,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	17,774
26,000	C	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	25,891
55,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	57,280
54,000	C	NorthWestern Corp., 5.875%, due 11/01/14	54,498
			499,352
		Food: 0.3%
62,000		Kraft Foods, Inc., 6.125%, due 02/01/18	62,903
63,000		Kraft Foods, Inc., 6.875%, due 02/01/38	62,820
88,000		Kraft Foods, Inc., 7.000%, due 08/11/37	89,375
			215,098

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount			Value
		Healthcare - Products: 0.1%
$93,000	C	Baxter International, Inc., 6.250%, due 12/01/37	$95,608
			95,608
		Healthcare - Services: 0.3%
260,000	C	UnitedHealth Group, Inc., 6.875%, due 02/15/38	258,340
			258,340
		Insurance: 0.2%
85,000	@@, C	Aegon NV, 4.568%, due 12/31/49	54,188
39,000		Prudential Financial, Inc., 6.000%, due 12/01/17	40,036
35,000		Prudential Financial, Inc., 6.625%, due 12/01/37	34,905
			129,129
		Media: 0.1%
61,000	#, C	News America, Inc., 6.650%, due 11/15/37	61,643
			61,643
		Miscellaneous Manufacturing: 0.1%
86,000		General Electric Co., 5.250%, due 12/06/17	86,477
			86,477
		Multi - National: 0.0%
32,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	30,918
			30,918
		Oil & Gas: 0.3%
41,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	39,935
10,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	10,877
94,000	@@, #	Pemex Project Funding Master Trust, 4.100%, due 06/15/10	94,846
73,000	@@, C	Transocean, Inc., 6.000%, due 03/15/18	76,385
63,000	@@, C	Transocean, Inc., 6.800%, due 03/15/38	66,029
			288,072
		Pharmaceuticals: 0.1%
68,000	C	Merck & Co., Inc., 5.750%, due 11/15/36	68,041
			68,041
		Pipelines: 0.0%
43,000	C	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	42,980
			42,980
		Retail: 0.6%
79,000	C	McDonald’s Corp., 5.350%, due 03/01/18	80,996
24,000	C	McDonald’s Corp., 5.800%, due 10/15/17	25,403
147,000	C	McDonald’s Corp., 6.300%, due 10/15/37	150,893
28,000	C	Nordstrom, Inc., 6.250%, due 01/15/18	28,961
21,000	C	Nordstrom, Inc., 7.000%, due 01/15/38	20,824
100,000	C	Target Corp., 6.500%, due 10/15/37	98,504
19,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	16,941
107,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	114,580
			537,102
		Telecommunications: 0.4%
33,000	C	AT&T, Inc., 5.500%, due 02/01/18	33,061
93,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	93,977
89,000	C	Embarq Corp., 7.995%, due 06/01/36	86,455
54,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	37,886
47,000	C	Verizon Communications, Inc., 5.500%, due 02/15/18	47,266
38,000	C	Verizon Communications, Inc., 6.400%, due 02/15/38	38,119
			336,764
		Transportation: 0.1%
79,000	C	Union Pacific Corp., 5.700%, due 08/15/18	79,905
			79,905
		Water: 0.1%
35,000	#, C	American Water Capital Corp., 6.085%, due 10/15/17	36,233
35,000	#, C	American Water Capital Corp., 6.593%, due 10/15/37	34,584
			70,817
		Total Corporate Bonds/Notes
		(Cost $6,213,591)	5,981,033
U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.0%
		Federal Home Loan Mortgage Corporation: 6.8%
234,319	C, S	3.168%, due 05/15/33	234,848
137,268	C, S	4.500%, due 12/15/16	138,878
115,000	C	5.000%, due 12/11/12	115,736
140,685	C, S	5.000%, due 08/15/16	146,041
218,000	C, S	5.000%, due 05/15/20	223,930
47,000	C, S	5.000%, due 09/15/31	46,628
18,000	C, S	5.000%, due 02/15/32	18,138
58,000	C, S	5.000%, due 04/15/32	59,076
156,000	C	5.250%, due 03/15/12	157,847
34,000	C, S	5.500%, due 12/15/20	34,959
20,000	C, S	5.500%, due 10/15/32	20,555
18,000	C, S	5.500%, due 11/15/32	18,418
63,000	C, S	5.500%, due 07/15/33	64,360
423,000	W	5.500%, due 03/15/34	425,445
43,526	S	6.000%, due 01/01/29	44,874
153,161	C, S	6.000%, due 01/15/29	160,067
2,723,000	W	6.000%, due 03/15/34	2,781,289

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$925,000	W	6.500%, due 03/15/34	$960,699
25,940	S	7.000%, due 11/01/31	27,547
28,031	S	7.000%, due 03/01/32	29,726
			5,709,061
		Federal National Mortgage Corporation: 5.1%
102,000	L	3.250%, due 04/09/13	101,432
250,000	W	4.500%, due 03/15/19	250,156
66,000	L	4.750%, due 11/19/12	70,229
426,777	S	5.000%, due 08/01/37	416,384
80,000	C	5.400%, due 03/26/12	80,149
92,846	S	5.500%, due 02/01/18	94,974
1,615,000	W	5.500%, due 03/18/23	1,650,580
426,000	S	5.500%, due 05/25/30	430,764
75,574	S	5.500%, due 01/25/36	73,983
109,647	S	5.500%, due 12/25/36	107,672
202,000	^	5.500%, due 03/12/38	203,168
4,906	S	6.000%, due 10/01/08	4,939
94,501	S	6.000%, due 08/01/16	97,899
107,453	S	6.000%, due 04/25/31	112,357
457,000	W	6.000%, due 03/12/38	466,926
18,780	S	6.500%, due 02/01/28	19,664
11,467	S	6.500%, due 12/01/33	11,952
35,000		6.500%, due 03/13/37	36,274
25,930	S	7.000%, due 10/01/31	27,671
22,422	S	7.500%, due 09/01/31	24,223
			4,281,396
		Government National Mortgage Association: 0.1%
33,346	S	6.500%, due 10/15/31	34,996
15,527	S	6.500%, due 01/15/32	16,289
7,383	S	7.000%, due 01/15/28	7,934
			59,219
		Total U.S. Government Agency Obligations
		(Cost $9,981,165)	10,049,676
U.S. TREASURY OBLIGATIONS: 8.9%
		U.S. Treasury Bonds: 2.2%
1,341,000	L	3.500%, due 02/15/18	1,338,067
64,000	L	4.750%, due 05/15/14	71,015
70,000	L	4.750%, due 02/15/37	73,795
298,000	L	5.000%, due 05/15/37	326,753
			1,809,630
		U.S. Treasury Notes: 6.7%
1,274,000		2.125%, due 01/31/10	1,285,945
725,000	L	2.750%, due 02/28/13	733,667
1,381,000		2.875%, due 01/31/13	1,405,707
2,071,000	L	4.500%, due 05/15/10	2,200,114
			5,625,433
		Total U.S. Treasury Obligations
		(Cost $7,202,417)	7,435,063
ASSET-BACKED SECURITIES: 0.5%
		Automobile Asset-Backed Securities: 0.0%
1,918	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	1,919
			1,919
		Home Equity Asset-Backed Securities: 0.2%
218,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	158,608
17,056	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	16,348
			174,956
		Other Asset-Backed Securities: 0.3%
87,000	S	CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	85,804
50,000	S	CenterPoint Energy Transition Bond Co., LLC, 5.234%, due 02/01/23	48,063
36,660	C, S	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	36,137
24,445	C, S	Equity One, Inc., 5.050%, due 09/25/33	23,124
21,959	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	21,255
			214,383
		Total Asset-Backed Securities
		(Cost $456,102)	391,258
COLLATERALIZED MORTGAGE OBLIGATIONS: 7.0%
91,076	C, S	American Home Mortgage Assets, 5.442%, due 11/25/46	81,047
93,775	C, S	Banc of America Alternative Loan Trust, 6.281%, due 11/25/21	100,260
27,565	C, S	Banc of America Alternative Loan Trust, 6.487%, due 04/25/37	28,145
34,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	32,871
9,576	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	9,455
23,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	22,664
65,653	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	65,083
49,866	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	49,448
90,000	C, S	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	87,286
10,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	10,176
195,742	C, S	Banc of America Funding Corp., 5.653%, due 06/20/37	185,502

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$107,048	C, S	Banc of America Funding Corp., 5.841%, due 05/20/36	$106,551
36,661	C, S	Banc of America Funding Corp., 7.000%, due 10/25/37	34,851
37,346	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	38,534
38,736	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	37,957
49,950	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	49,842
70,621	C, S	Chaseflex Trust, 6.500%, due 02/25/37	71,868
43,275	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	44,876
131,894	C, S	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	133,037
117,379	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	115,869
3,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.565%, due 04/15/62	3,151
142,192	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	142,497
419,555	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	427,622
3,422	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	3,436
65,983	C, S	GMAC Mortgage Corp. Loan Trust, 4.583%, due 10/19/33	65,229
37,379	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	38,030
31,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	30,752
22,125	#, C, S	GSMPS Mortgage Loan Trust, 3.485%, due 01/25/35	18,568
43,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	42,207
10,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	10,072
60,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.861%, due 04/15/45	60,087
22,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	21,581
152,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	149,517
59,413	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	58,877
10,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	8,064
25,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	24,785
74,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	75,771
313,031	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	310,599
680,275	C, S	MASTR Reperforming Loan Trust, 3.495%, due 07/25/35	670,121
140,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	136,647
78,199	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	74,840
58,031	C, S	RAAC Series, 5.250%, due 09/25/34	58,357
32,897	C, S	Thornburg Mortgage Securities Trust, 3.505%, due 09/25/44	31,580
10,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.244%, due 07/15/42	9,944
20,454	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.000%, due 12/25/18	20,875
15,751	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.222%, due 02/25/47	13,005
460,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.332%, due 07/25/47	404,318
39,061	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.332%, due 07/25/47	30,033
22,624	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.678%, due 06/25/37	22,854
142,432	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.699%, due 06/25/37	142,423
167,195	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.750%, due 02/25/36	169,617
274,654	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.819%, due 06/25/37	273,771
133,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.822%, due 10/25/36	133,891
71,527	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.877%, due 07/25/37	67,703
607,366	C, S	Washington Mutual Mortgage Pass-through Certificates, 6.022%, due 11/25/46	455,525
25,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	25,225
37,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.790%, due 07/25/34	36,733
187,844	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.388%, due 08/25/35	185,335
141,951	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.643%, due 12/25/36	140,748
		Total Collateralized Mortgage Obligations
		(Cost $6,170,834)	5,899,712
MUNICIPAL BONDS: 0.3%
		California: 0.1%
61,000	C	City of San Diego, 7.125%, due 06/01/32	59,334
			59,334
		Michigan: 0.2%
160,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	154,835
			154,835
		Total Municipal Bonds
		(Cost $219,820)	214,169
		Total Long-Term Investments
		(Cost $81,313,480)	83,391,188

Shares			Value
SHORT-TERM INVESTMENTS: 25.5%
		Mutual Fund: 5.9%
4,900,000	**, S	ING Institutional Prime Money Market Fund	$4,900,000
		Total Mutual Fund
		(Cost $4,900,000)	4,900,000

Principal Amount			Value
		Repurchase Agreement: 0.6%
$511,000		Deutsche Bank Repurchase Agreement dated 02/29/08, 3.090%, due 03/03/08, $511,132 to be received upon repurchase (Collateralized by $515,000 Federal National Mortgage Association, 6.000%, Market Value plus accrued interest $521,934, due 12/12/23)	$511,000
		Total Repurchase Agreement
		(Cost $511,000)	511,000

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 19.0%
$15,958,815		Bank of New York Mellon Corp. Institutional Cash Reserves		$15,958,815
		Total Securities Lending Collateral
		(Cost $15,958,815)		15,958,815
		Total Short-Term Investments
		(Cost $21,369,815)		21,369,815
		Total Investments in Securities
		(Cost $102,683,295)*	125.0%	$104,761,003
		Other Assets and Liabilities - Net	(25.0)	(20,948,649)
		Net Assets	100.0%	$83,812,354

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at February 29, 2008.
	**	Investment in affiliate
	^	Interest Only (IO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $103,815,157.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,319,887
		Gross Unrealized Depreciation		(4,374,041)
		Net Unrealized Appreciation		$945,846

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

ING Strategic Allocation Moderate Fund Open Futures Contracts on February 29, 2008

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
90-Day Eurodollar	28	6,844,950	09/15/08	$61,031
S&P 500 E-Mini	9	599,085	03/20/08	3,717
U.S. Treasury 2-Year Note	17	3,653,672	06/30/08	16,523
U.S. Treasury 5-Year Note	5	571,250	06/30/08	5,658
U.S. Treasury 10-Year Note	11	1,290,094	06/19/08	17,334
				$104,263
Short Contracts
90-Day Eurodollar	28	(6,816,600)	09/14/09	$(21,621)
U.S. Treasury Long Bond	5	(593,125)	06/19/08	(9,781)
				$(31,402)

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Fund	as of February 29, 2008 (Unaudited) (continued)

ING Strategic Allocation Moderate Fund Interest Rate Swap Agreements Outstanding on February 29, 2008:

		NOTIONAL		UNREALIZED
	TERMINATION	PRINCIPAL		APPRECIATION/
	DATE	AMOUNT		(DEPRECIATION)
Receive a fixed rate equal to 4.04221% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/13/09	USD	869,000	$20,471
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.80031% Counterparty: Citibank N.A., New York	12/13/17	USD	208,000	(9,606)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.27000% Counterparty: Citibank N.A., New York	01/23/18	USD	939,000	(2,813)
				$8,052

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 29, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	April 29, 2008